MassMutual Short-Duration Bond Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.4%

CORPORATE DEBT — 51.4%
Aerospace & Defense — 0.3%
The Boeing Co.
2.196% 2/04/26	$2,850,000	$2,567,066
Agriculture — 2.3%
BAT Capital Corp.
4.700% 4/02/27	6,270,000	6,131,419
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	4,020,000	3,896,059
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	8,225,000	6,923,761
		16,951,239
Airlines — 1.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	8,663,000	8,422,563
Auto Manufacturers — 2.8%
Ford Motor Credit Co. LLC
2.300% 2/10/25	5,470,000	4,907,499
General Motors Co.
6.125% 10/01/25	3,807,000	3,938,362
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	2,558,000	2,460,045
Hyundai Capital America
1.500% 6/15/26 (a)	3,960,000	3,508,732
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	7,770,000	6,556,799
		21,371,437
Banks — 6.6%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	4,635,000	4,612,669
Banco Santander SA
1.849% 3/25/26	2,200,000	1,979,497
Barclays PLC
5.200% 5/12/26	5,340,000	5,317,209
BPCE SA
4.625% 7/11/24 (a)	1,200,000	1,192,345
5.700% 10/22/23 (a)	4,148,000	4,210,937
Burgan Bank SAK 5 year CMT + 2.229%
2.750% VRN 12/15/31 (a)	2,000,000	1,652,780
Credit Suisse AG
6.500% 8/08/23 (a)	6,260,000	6,260,000
Credit Suisse Group AG SOFR + 0.980%
1.305% VRN 2/02/27 (a)	1,610,000	1,383,853

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Danske Bank A/S 1 year CMT + .730%
1.549% VRN 9/10/27 (a)	$2,220,000	$1,946,686
Deutsche Bank AG
SOFR + 1.219% 2.311% VRN 11/16/27	4,115,000	3,555,922
SOFR + 1.318% 2.552% VRN 1/07/28	3,670,000	3,181,141
HSBC Holdings PLC
4.375% 11/23/26	3,264,000	3,199,159
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	2,650,000	2,331,653
Natwest Group PLC 1 year CMT + .900%
1.642% VRN 6/14/27	2,565,000	2,251,631
Santander UK Group Holdings PLC SOFR + 1.220%
2.469% VRN 1/11/28	3,170,000	2,804,819
Societe Generale SA
1 year CMT + 1.100% 1.488% VRN 12/14/26 (a)	3,060,000	2,702,003
1 year CMT + 1.000% 1.792% VRN 6/09/27 (a)	245,000	213,956
1 year CMT + 1.300% 2.797% VRN 1/19/28 (a)	1,200,000	1,073,039
		49,869,299
Beverages — 0.3%
JDE Peet's NV
1.375% 1/15/27 (a)	2,879,000	2,479,714
Chemicals — 1.9%
MEGlobal Canada ULC
5.000% 5/18/25 (a)	6,400,000	6,455,846
Syngenta Finance NV
4.441% 4/24/23 (a)	2,641,000	2,662,685
4.892% 4/24/25 (a)	765,000	767,548
Yara International ASA
3.800% 6/06/26 (a)	2,125,000	2,034,802
4.750% 6/01/28 (a)	2,125,000	2,038,286
		13,959,167
Commercial Services — 0.6%
Triton Container International Ltd.
2.050% 4/15/26 (a)	5,500,000	4,872,658
Distribution & Wholesale — 0.9%
Ferguson Finance PLC
4.250% 4/20/27 (a)	2,225,000	2,165,798
Li & Fung Ltd.
4.500% 8/18/25 (a)	4,750,000	4,467,032
		6,632,830
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	3,090,000	2,694,209
6.500% 7/15/25 (b)	2,200,000	2,252,992
Aircastle Ltd.
4.125% 5/01/24	3,290,000	3,199,344
Antares Holdings LP
2.750% 1/15/27 (a)	2,785,000	2,245,348
3.950% 7/15/26 (a)	4,980,000	4,327,994
6.000% 8/15/23 (a)	3,332,000	3,365,702
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	7,395,000	6,807,628

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BGC Partners, Inc.
4.375% 12/15/25	$3,690,000	$3,600,568
LeasePlan Corp. NV
2.875% 10/24/24 (a)	2,022,000	1,938,034
Nomura Holdings, Inc.
5.099% 7/03/25 (c)	2,170,000	2,181,265
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (a)	547,192	536,249
Synchrony Financial
3.950% 12/01/27	5,550,000	5,067,311
		38,216,644
Electric — 0.7%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	1,630,000	1,449,931
Enel Finance International NV
4.625% 6/15/27 (a)	2,079,000	2,048,174
Pacific Gas and Electric Co.
4.950% 6/08/25	2,110,000	2,070,726
		5,568,831
Electronics — 0.2%
Jabil, Inc.
4.250% 5/15/27	1,765,000	1,715,077
Entertainment — 0.4%
Magallanes, Inc.
3.638% 3/15/25 (a)	3,230,000	3,130,932
Food — 1.6%
JBS Finance Luxembourg Sarl
2.500% 1/15/27 (a)	7,525,000	6,529,743
Pilgrim's Pride Corp.
5.875% 9/30/27 (a) (b)	709,000	678,868
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	4,625,000	4,457,956
		11,666,567
Health Care – Services — 0.3%
HCA, Inc.
5.375% 2/01/25	1,935,000	1,935,542
Home Builders — 0.3%
Toll Brothers Finance Corp.
4.875% 3/15/27	2,400,000	2,273,565
Insurance — 3.0%
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,810,000	4,815,619
Athene Global Funding
1.730% 10/02/26 (a)	3,935,000	3,419,469
3.205% 3/08/27 (a)	1,735,000	1,579,154
CNO Financial Group, Inc.
5.250% 5/30/25	1,519,000	1,543,695
Corebridge Financial, Inc.
3.650% 4/05/27 (a)	1,505,000	1,416,320

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Jackson Financial, Inc.
5.170% 6/08/27	$999,000	$991,751
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	6,515,000	6,339,401
Unum Group
3.875% 11/05/25	2,220,000	2,183,717
		22,289,126
Internet — 1.5%
Expedia Group, Inc.
4.625% 8/01/27	1,645,000	1,582,766
Netflix, Inc.
5.875% 11/15/28	3,457,000	3,379,217
Prosus NV
3.257% 1/19/27 (a)	7,000,000	6,091,802
		11,053,785
Investment Companies — 3.8%
Ares Capital Corp.
3.875% 1/15/26	3,815,000	3,507,199
BlackRock TCP Capital Corp.
3.900% 8/23/24	2,927,000	2,830,059
Blackstone Private Credit Fund
2.625% 12/15/26 (a)	9,045,000	7,588,344
2.700% 1/15/25 (a)	2,755,000	2,534,176
Golub Capital BDC, Inc.
2.500% 8/24/26	1,965,000	1,646,830
3.375% 4/15/24	2,433,000	2,337,923
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	2,210,000	2,061,978
OWL Rock Core, Income Corp.
4.700% 2/08/27 (a)	4,035,000	3,685,537
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	2,090,000	2,018,645
		28,210,691
Iron & Steel — 1.0%
Vale Overseas Ltd.
6.250% 8/10/26 (b)	7,549,000	7,857,357
Lodging — 1.0%
Las Vegas Sands Corp.
3.200% 8/08/24	7,680,000	7,233,600
Machinery – Construction & Mining — 0.8%
The Weir Group PLC
2.200% 5/13/26 (a)	6,750,000	5,941,523
Media — 0.6%
Cable Onda SA
4.500% 1/30/30 (a)	5,550,000	4,629,477
Mining — 0.8%
Alcoa Nederland Holding BV
6.125% 5/15/28 (a)	3,295,000	3,204,388

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Glencore Funding LLC
1.625% 4/27/26 (a)	$3,425,000	$3,033,269
		6,237,657
Multi-National — 1.5%
Africa Finance Corp.
3.125% 6/16/25 (a)	5,973,000	5,556,085
The Eastern & Southern African Trade & Development Bank
4.875% 5/23/24 (a)	6,000,000	5,663,280
		11,219,365
Oil & Gas — 2.2%
EQT Corp.
6.625% STEP 2/01/25	5,448,000	5,612,747
Occidental Petroleum Corp.
5.500% 12/01/25	4,780,000	4,708,300
Ovintiv Exploration, Inc.
5.375% 1/01/26	2,500,000	2,530,125
Patterson-UTI Energy, Inc.
3.950% 2/01/28	4,130,000	3,437,848
		16,289,020
Pharmaceuticals — 0.7%
Viatris, Inc.
2.300% 6/22/27	5,855,000	5,067,873
Pipelines — 2.0%
Energy Transfer LP
4.950% 6/15/28	5,275,000	5,206,655
EnLink Midstream Partners LP
4.400% 4/01/24	7,955,000	7,736,238
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	960,000	944,925
4.650% 10/15/25	1,145,000	1,134,815
		15,022,633
Real Estate — 2.0%
Country Garden Holdings Co. Ltd.
4.750% 1/17/23 (a)	4,000,000	3,505,275
8.000% 1/27/24 (a)	8,433,000	5,544,698
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	4,525,000	4,513,235
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	14,600,000	1,588,518
		15,151,726
Real Estate Investment Trusts (REITS) — 2.0%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	1,925,000	1,611,230
Omega Healthcare Investors, Inc.
4.750% 1/15/28	5,069,000	4,817,669
Service Properties Trust
4.350% 10/01/24	8,315,000	6,742,717

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vornado Realty LP
2.150% 6/01/26	$2,350,000	$2,096,094
		15,267,710
Retail — 0.3%
Nordstrom, Inc.
2.300% 4/08/24	2,051,000	1,951,937
4.000% 3/15/27 (b)	740,000	651,200
		2,603,137
Telecommunications — 1.4%
Telecom Italia SpA
5.303% 5/30/24 (a)	3,610,000	3,459,824
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	7,000,000	6,758,250
		10,218,074
Toys, Games & Hobbies — 0.6%
Mattel, Inc.
3.375% 4/01/26 (a)	4,560,000	4,183,458
Venture Capital — 0.8%
Hercules Capital, Inc.
2.625% 9/16/26	5,488,000	4,742,722
3.375% 1/20/27	1,390,000	1,218,535
		5,961,257

TOTAL CORPORATE DEBT (Cost $440,400,692)		386,070,600

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.0%
Automobile Asset-Backed Securities — 1.3%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	339,000	321,322
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C
3.150% 3/20/26 (a)	2,764,000	2,589,013
Carmax Auto Owner Trust, Series 2019-2, Class D, ABS
3.410% 10/15/25	615,000	612,634
Santander Drive Auto Receivables Trust, Series 2020-4, Class D
1.480% 1/15/27	401,000	386,837
Westlake Automobile Receivables Trust, Series 2021-1A, Class E
2.330% 8/17/26 (a)	6,774,000	6,327,538
		10,237,344
Commercial Mortgage-Backed Securities — 5.9%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 2.674% FRN 9/15/34 (a)	570,000	541,674
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (d)	2,280,000	2,052,682
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (d)	3,050,000	2,722,398
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800%
3.125% FRN 6/15/38 (a)	5,633,326	5,308,773

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
3.474% FRN 12/15/37 (a)	$2,835,008	$2,725,024
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (d)	1,015,000	980,922
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
3.074% FRN 8/15/38 (a)	4,400,000	4,222,667
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class E, 1 mo. USD LIBOR + 1.550%
2.874% FRN 12/15/37 (a)	5,187,750	4,890,216
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
3.124% FRN 5/15/36 (a)	1,604,000	1,527,866
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
3.074% FRN 3/15/38 (a)	2,667,781	2,487,663
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
3.425% FRN 4/15/38 (a)	5,910,000	5,541,185
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	2,340,000	2,303,095
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D,
4.057% VRN 8/05/34 (a) (d)	2,300,000	2,290,951
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 3.524% FRN 1/15/36 (a)	4,106,000	3,991,215
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 4.074% FRN 1/15/36 (a)	2,760,000	2,668,065
		44,254,396
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
2.104% FRN 10/25/34 (a)	59,947	59,915
Other Asset-Backed Securities — 20.5%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 1.524% FRN 3/15/41 (a)	28,899	28,746
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 1.524% FRN 9/15/41 (a)	50,422	49,496
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD LIBOR + 1.550%
2.613% FRN 10/20/31 (a)	2,352,000	2,226,039
AASET Trust, Series 2020-1A, Class B
4.335% 1/16/40 (a)	832,574	364,282
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,769,569	1,743,291
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD LIBOR + 1.060%
2.196% FRN 7/22/32 (a)	5,000,000	4,880,825
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
2.524% FRN 10/25/34	114,751	111,874

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD LIBOR + 1.550%
2.613% FRN 10/20/31 (a)	$4,700,000	$4,468,666
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,339,611
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	201,794	197,850
Series 2017-1A, Class B, 3.240% 5/25/29 (a)	57,655	56,516
Series 2019-A, Class B, 3.780% 9/26/33 (a)	1,019,863	997,510
Business Jet Securities LLC, Series 2021-1A, Class A
2.162% 4/15/36 (a)	3,083,541	2,790,511
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%
3.044% FRN 7/15/30 (a)	1,540,000	1,450,257
Capital Automotive REIT, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	3,289,000	3,190,065
Castlelake Aircraft Securitization, Series 2019-1A, Class B
5.095% 4/15/39 (a)	707,996	560,796
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	1,353,947	1,216,859
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
2.043% FRN 4/20/31 (a)	900,000	881,338
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	590,963	532,056
CIFC Funding Ltd., Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.500%
2.563% FRN 4/20/30 (a)	1,750,000	1,690,479
DB Master Finance LLC, Series 2017-1A, Class A2II
4.030% 11/20/47 (a)	957,500	916,510
Diamond Resorts Owner Trust
Series 2021-1A, Class B, 2.050% 11/21/33 (a)	3,324,501	3,156,182
Series 2018-1, Class A, 3.700% 1/21/31 (a)	125,167	124,299
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	255,727	251,127
Series 2016-A, Class A, 2.730% 4/25/28 (a)	367,819	359,961
Series 2017-A, Class B, 2.960% 3/25/30 (a)	628,663	614,756
Series 2016-A, Class B, 3.220% 4/25/28 (a)	253,623	249,428
Series 2019-A, Class C, 3.450% 1/25/34 (a)	2,209,091	2,154,130
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	87,125	87,170
Firstkey Homes Trust, Series 2021, Class E2
2.489% 8/17/38 (a)	4,760,000	4,200,547
Flatiron CLO 17 Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + .980%
2.391% FRN 5/15/30 (a)	6,500,000	6,390,182
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,424,157	2,200,969
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	891,377	827,787
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	2,034,520	1,939,153
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	2,770,607	2,613,695
Gracie Point International Funding, Series 2021-1A, Class B, 1 mo. USD LIBOR + 1.400%
2.462% FRN 11/01/23 (a)	1,750,000	1,733,848
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	710,576	679,262
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	140,278	135,879
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	355,925	350,283
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	233,555	233,509
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	113,976	110,854

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	$910,347	$896,094
Hilton Grand Vacations Trust
Series 2019-AA, Class C, 2.840% 7/25/33 (a)	1,070,328	1,036,420
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	217,220	213,614
Series 2018-AA, Class A, ABS, 144A, 3.540% 2/25/32 (a)	135,468	133,673
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	818,312	711,972
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	2,620,651	2,318,883
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	2,173,286	1,884,946
Series 2019-2, Class B, 4.458% 11/15/39 (a)	1,757,143	1,414,325
Hotwire Funding LLC, Series 2021-1, Class B
2.658% 11/20/51 (a)	3,753,000	3,290,269
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A
4.250% 12/15/38 (a)	3,117,351	2,736,825
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD LIBOR + 1.300%
2.823% FRN 2/15/39 (a)	10,000,000	9,417,920
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,788,286	1,621,936
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	689,248	663,978
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	125,336	122,807
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class BR, 3 mo. USD LIBOR + 1.500%
2.544% FRN 4/19/30 (a)	500,000	483,758
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%
2.394% FRN 10/18/29 (a)	6,950,000	6,654,403
New Residential Advance Receivables Trust, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	1,651,000	1,590,778
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
2.584% FRN 7/25/30 (a)	1,375,000	1,320,733
NP SPE II LP, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	560,724	534,070
NRZ Advance Receivables Trust, Series 2020-T3, Class DT3
2.458% 10/15/52 (a)	1,034,800	1,025,247
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	2,507,000	2,225,099
Orange Lake Timeshare Trust
Series 2016-A, Class B, 2.910% 3/08/29 (a)	300,285	299,909
Series 2018-A, Class C, 3.740% 11/08/30 (a)	246,622	242,256
Oxford Finance Funding LLC, Series 2020-1A, Class B
4.037% 2/15/28 (a)	1,321,623	1,313,264
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,435,257	1,311,776
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II
4.666% 9/05/48 (a)	8,117,725	7,969,546
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD LIBOR + 1.400%
2.444% FRN 7/15/31 (a)	2,650,000	2,535,369
RAMP Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%
2.599% FRN 5/25/35	2,600,051	2,579,467
Rockford Tower CLO Ltd.
Series 2017-3A, Class A, 3 mo. USD LIBOR + 1.190% 2.253% FRN 10/20/30 (a)	1,750,000	1,717,254
Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.500% 2.544% FRN 10/15/29 (a)	2,250,000	2,172,492

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding LLC
Series 2021-1A, Class C, 1.790% 11/20/37 (a)	$904,829	$848,843
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,504,186	1,441,517
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	316,122	305,528
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	411,066	399,154
SoFi Consumer Loan Program Trust, Series 2020-1, Class D
2.940% 1/25/29 (a)	4,000,000	3,965,487
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	3,066,000	2,934,914
Structured Asset Investment Loan Trust, Series 2004-11, Class M1, 1 mo. USD LIBOR + .930%
2.554% FRN 1/25/35	5,005,890	4,844,750
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	2,775,250	2,640,260
Terwin Mortgage Trust, Series 2006-5, Class 1A2B, 1 mo. USD LIBOR + .420%
2.044% FRN 7/25/37 (a)	1,620,673	1,603,248
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	4,181,102	3,711,087
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	7,048,000	6,545,478
VERDE CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%
2.144% FRN 4/15/32 (a)	2,500,000	2,431,227
Welk Resorts LLC, Series 2017-AA, Class B
3.410% 6/15/33 (a)	593,099	589,763
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,495,844	1,223,650
		154,030,587
Student Loans Asset-Backed Securities — 6.8%
Access Group, Inc.
1.955% FRN 9/25/37 (d)	150,000	149,005
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 7/25/58 (a)	630,000	579,931
Chase Education Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .220%
2.454% FRN 3/28/68	458,289	418,096
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	9,124,000	8,602,209
Series 2017-A, Class A1, FRN, 1 mo. USD LIBOR + 1.650% 3.274% FRN 11/26/46 (a)	502,455	499,319
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,614,966	1,559,712
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
1.534% FRN 1/15/37	478,904	434,741
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	405,266	382,261
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	117,223	107,368
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	94,081	87,415
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	45,440	42,323
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	156,093	149,598
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	148,671	144,169
DRB Prime Student Loan Trust
Series 2017-C, Class B, 2.950% 11/25/42 (a)	689,625	675,046
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	688,402	669,324
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	251,808	245,317

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Goal Capital Funding Trust
Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 2.224% FRN 8/25/48 (a)	$68,488	$68,295
Series 2015-1, Class B, ABS, FRN, 144A, 1 mo. USD LIBOR + 1.500% 3.124% FRN 9/25/43 (a)	100,000	99,077
Higher Education Funding I, Series 2004-1, Class B1,
FRN 1/01/44 (a) (d)	950,000	853,510
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	1,210,820	1,168,190
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	546,147	531,363
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	6,200,000	5,774,871
Navient Student Loan Trust, Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
3.124% FRN 7/25/52	1,100,000	1,075,229
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
3.374% FRN 12/26/40 (a)	44,116	44,099
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 1.384% FRN 1/25/38	756,955	680,018
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.447% FRN 6/25/41	1,243,167	1,146,076
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 2.624% FRN 7/26/49 (a)	900,000	844,671
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 3.074% FRN 2/25/67 (a)	1,000,000	999,977
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 6/25/54 (a)	395,000	394,997
SLC Student Loan Trust
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 1.611% FRN 2/15/45	444,280	412,886
Series 2006-1, Class B, ABS, FRN, 3 mo. USD LIBOR + .210% 2.039% FRN 3/15/55	1,569,888	1,437,754
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 2.059% FRN 12/15/39	1,192,021	1,078,684
Series 2005-3, Class B, 3 mo. USD LIBOR + .250% 2.079% FRN 6/15/55	971,780	894,208
SLM Student Loan Trust
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 1.364% FRN 7/25/55	506,958	475,937
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 1.384% FRN 1/27/42	2,679,587	2,459,308
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 1.394% FRN 10/25/40	429,119	401,408
Series 2005-5, Class B, ABS, FRN, 3 mo. USD LIBOR + .250% 1.434% FRN 10/25/40	508,901	476,359
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 1.474% FRN 1/25/44	2,449,906	2,223,107
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 1.484% FRN 7/25/25	7,432	7,424
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 1.484% FRN 1/25/41	1,344,401	1,257,545
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 1.494% FRN 1/25/55	362,679	344,709
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 1.644% FRN 1/25/40	785,759	742,285
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 1.684% FRN 7/25/39	371,921	351,203
Series 2003-4, Class B, 3 mo. USD LIBOR + .650% 2.479% FRN 6/15/38	253,353	239,058
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 2.479% FRN 12/15/38	934,981	889,424
SMB Private Education Loan Trust
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 2.424% FRN 9/15/34 (a)	88,734	89,091
Series 2014-A, Class B, 4.000% 9/15/42 (a)	1,250,000	1,215,937
Series 2015-C, Class C, 4.500% 9/17/46 (a)	1,710,000	1,662,974
SoFi Alternative Trust, Series 2019-C, Class PT,
4.314% VRN 1/25/45 (a) (d)	2,260,171	2,231,437
SoFi Professional Loan Program LLC

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 2.574% FRN 1/25/39 (a)	$11,212	$11,175
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 2.824% FRN 6/25/33 (a)	61,424	61,436
Series 2019-A, Class BFX, ABS, 144A, 4.110% 6/15/48 (a)	870,000	833,281
Series 2017-C, Class C, 4.210% VRN 7/25/40 (a) (d)	2,410,000	2,272,976
Wachovia Student Loan Trust, Series 2005-1, Class B, ABS, FRN, 3 mo. USD LIBOR + .300%
1.484% FRN 10/25/40	400,899	371,751
		50,867,564
Whole Loan Collateral Collateralized Mortgage Obligations — 10.4%
Angel Oak Mortgage Trust
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (d)	674,537	639,694
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (d)	2,290,000	1,975,796
Series 2021-3, Class M1, 2.479% VRN 5/25/66 (a) (d)	6,583,000	5,094,577
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.560% VRN 8/25/34 (d)	10,144	9,744
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (d)	7,095,350	5,889,801
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (d)	4,555,235	4,214,672
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (d)	1,250,022	1,190,643
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	4,399,611	3,636,725
FWD Securitization Trust, Series 2020-INV1, Class M1,
2.850% VRN 1/25/50 (a) (d)	1,804,000	1,637,588
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2,
2.287% VRN 2/25/34 (d)	44,809	42,081
MFRA Trust
Series 2021-NQM2, Class A3, 1.472% VRN 11/25/64 (a) (d)	2,911,641	2,603,910
Series 2020-NQM1, Class A3, 2.300% VRN 8/25/49 (a) (d)	566,989	538,694
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class M1,
3.207% VRN 1/26/60 (a) (d)	2,252,000	2,067,230
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, 1 mo. USD LIBOR + 1.050%
2.674% FRN 5/25/55 (a)	6,739,000	6,470,788
NLT Trust, Series 2021-INV2, Class A3,
1.520% VRN 8/25/56 (a) (d)	6,566,511	5,798,946
Oceanview Trust, Series 2021-1, Class M3
3.090% 12/29/51 (a)	5,000,000	4,817,365
Onslow Bay Financial LLC
Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (d)	5,779,447	4,897,516
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (d)	2,501,000	2,087,542
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
4.474% FRN 2/25/23 (a)	1,140,000	1,129,386
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3,
3.000% VRN 10/25/31 (a) (d)	223,970	211,714
Starwood Mortgage Residential Trust
Series 2021-3, Class M1, 2.491% VRN 6/25/56 (a) (d)	5,582,000	4,410,912
Series 2020-INV1, Class M1, 2.501% 11/25/55 (a)	2,500,000	2,287,822
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (d)	4,700,000	4,507,467
Toorak Mortgage Corp., Series 2021-INV1, Class M1,
2.585% VRN 7/25/56 (a) (d)	1,222,000	957,658
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (d)	2,178,872	1,927,934

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (d)	$2,247,000	$1,899,331
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (d)	1,785,084	1,744,474
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (d)	2,129,000	1,997,429
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (d)	3,602,000	3,318,775
		78,006,214
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (d)	1,057,637	1,017,509

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $364,198,236)		338,473,529

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.189% 2.399% 3/01/37	73,483	75,354
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 3.391% 5/01/34	14,375	14,699
Government National Mortgage Association Pool #507545 7.500% 8/15/29	20,325	22,023
		112,076
Whole Loans — 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M1, 30 day SOFR + .900%
1.826% FRN 12/25/50 (a)	6,430	6,425

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $116,112)		118,501

TOTAL BONDS & NOTES (Cost $804,715,040)		724,662,630

	Number of Shares
MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	3,072,928	3,072,928

TOTAL MUTUAL FUNDS (Cost $3,072,928)		3,072,928

TOTAL LONG-TERM INVESTMENTS (Cost $807,787,968)		727,735,558

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%

Commercial Paper — 0.7%
Alimentation Couchetard, Inc.
1.938% 7/12/22 (a)	$2,000,000	$1,998,691
Hyundai Capital America
2.020% 7/13/22 (a)	3,000,000	2,997,925
		4,996,616

Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (g)	1,734,587	1,734,587

TOTAL SHORT-TERM INVESTMENTS (Cost $6,731,430)		6,731,203

TOTAL INVESTMENTS — 97.7% (Cost $814,519,398) (h)		734,466,761

Other Assets/(Liabilities) — 2.3%		16,999,449

NET ASSETS — 100.0%		$751,466,210

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $529,973,150 or 70.53% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $3,012,304 or 0.40% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $1,734,599. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $1,769,362.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Ultra 10 Year	9/21/22	43	$(5,516,628)	$39,503
U.S. Treasury Note 2 Year	9/30/22	371	(78,407,411)	491,614
U.S. Treasury Note 5 Year	9/30/22	1,908	(215,883,923)	1,710,923
				$2,242,040

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.047%	Semi-Annually	11/22/24	USD	60,500,000	$(2,910,768)	$—	$(2,910,768)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.143%	Semi-Annually	12/14/24	USD	129,000,000	(6,033,237)	—	(6,033,237)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.174%	Semi-Annually	1/04/25	USD	145,000,000	(6,914,026)	—	(6,914,026)
12-Month USD SOFR	Annually	Fixed 1.462%	Annually	2/09/25	USD	200,000,000	(7,058,780)	—	(7,058,780)
							$(22,916,811)	$—	$(22,916,811)

Currency Legend

USD U.S. Dollar

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 88.4%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 54.0%
Automobile Asset-Backed Securities — 6.0%
Avis Budget Rental Car Funding, Series 2017-2A, Class D
4.560% 3/20/24 (a) (b)	$5,000,000	$4,999,995
Carvana Auto Receivables Trust, Series 2020-N3, Class B
0.660% 6/12/28	5,797,378	5,672,619
Hertz Vehicle Financing LLC, Series 2021-1A, Class D
3.980% 12/26/25 (a)	4,600,000	4,275,595
Onemain Direct Auto Receivable Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	1,100,000	1,096,991
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,779,000	2,683,943
		18,729,143
Commercial Mortgage-Backed Securities — 3.0%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
2.824% FRN 7/15/35 (a)	1,150,000	1,085,258
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000%
3.324% FRN 10/15/36 (a)	2,082,500	2,003,855
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
3.074% FRN 12/15/37 (a)	250,836	241,441
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
2.924% FRN 5/15/36 (a)	6,000,000	5,835,120
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
3.124% FRN 5/15/36 (a)	389,000	370,536
		9,536,210

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.8%
Centex Home Equity Loan Trust, Series 2006-A, Class M1, 1 mo. USD LIBOR + .450%
2.074% FRN 6/25/36	$401,191	$399,810
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
2.239% FRN 4/25/36	2,004,073	1,973,798
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class M1, 1 mo. USD LIBOR + .585%
2.209% FRN 12/25/35	249,665	249,564
		2,623,172
Other Asset-Backed Securities — 24.4%
321 Henderson Receivables LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%
1.524% FRN 9/15/41 (a)	54,204	53,208
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	1,532,937	1,493,446
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	1,545,932	1,505,954
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	2,037,155	2,001,643
Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	1,781,426	1,759,904
Series 2021-A, Class D, 3.490% 8/15/25 (a)	2,100,000	2,052,553
BHG Securitization Trust, Series 2021-B, Class A
0.900% 10/17/34 (a)	1,560,675	1,489,158
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (c)	2,224,634	2,174,718
Citigroup Mortgage Loan Trust, Series 2006-WFH2, Class M1, 1 mo. USD LIBOR + .405%
2.029% FRN 8/25/36	773,997	773,490
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	338,296	333,636
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	2,495,946	2,442,254
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	1,663,789	1,629,807
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 1.784% FRN 11/25/36	537,770	531,703
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 2.344% FRN 10/25/35	304,505	304,142
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	3,816,193	3,566,930

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
FREED ABS Trust, Series 2021-2, Class B
1.030% 6/19/28 (a)	$2,413,556	$2,393,022
Gracie Point International Funding
Series 2021-1A, Class A, 1 mo. USD LIBOR + .750% 1.812% FRN 11/01/23 (a)	7,164,245	7,092,195
Series 2022-1A, Class C, 30 day SOFR + 3.500% 4.153% FRN 4/01/24 (a)	2,300,000	2,299,996
Series 2022-1A, Class E, 30 day SOFR + 5.750% 6.403% FRN 4/01/24 (a)	1,287,000	1,286,995
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
1.884% FRN 3/25/37	314,882	311,202
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200%
3.723% FRN 2/15/39 (a)	900,000	831,521
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
2.284% FRN 7/15/27 (a)	397,306	394,884
Lendingpoint Asset Securitization, Series 2021-A, Class B
1.110% 2/15/29 (a)	2,671,207	2,624,571
Lendmark Funding Trust, Series 2019-2A, Class A
2.780% 4/20/28 (a)	3,655,000	3,575,243
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A4, 1 mo. USD LIBOR + .680%
2.304% FRN 1/25/46	49,409	49,400
Marlette Funding Trust, Series 2019-4A, Class B
2.950% 12/17/29 (a)	166,332	166,318
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,000,000	958,053
Series 2020-T1, Class DT1, 3.011% 8/15/53 (a)	1,510,000	1,451,097
NP SPE II LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	205,405	194,201
NRZ Advance Receivables Trust, Series 2020-T3, Class CT3
1.814% 10/15/52 (a)	386,000	382,898
Oportun Funding LLC
3.250% 6/15/29 (a)	3,113,544	3,078,852
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.610% 3/08/29 (a)	315,915	306,643
Series 2016-A, Class B, 2.910% 3/08/29 (a)	418,613	418,089
Pagaya AI Debt Selection Trust
Series 2021-3, Class A, 1.150% 5/15/29 (a)	4,224,199	4,130,552
Series 2022-1, Class A, 2.030% 10/15/29 (a)	12,731,943	12,301,263
RAMP Series Trust, Series 2006-RZ4, Class A3, 1 mo. USD LIBOR + .270%
1.894% FRN 10/25/36	229,272	229,190
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	882,000	845,253
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	776,036	745,647

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	$252,964	$245,633
Series 2018-1A, Class B, 4.036% 4/20/35	272,735	271,914
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	221,252	216,023
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	162,319	160,651
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
2.359% FRN 3/25/35	681,824	678,437
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 1.794% FRN 1/25/37	248,167	245,715
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 2.269% FRN 2/25/36	387,799	387,365
Upstart Securitization Trust
Series 2021-4, Class A, 0.840% 9/20/31 (a)	5,692,799	5,510,206
Series 2020-3, Class A, 1.702% 11/20/30 (a)	496,472	494,692
		76,390,267
Student Loans Asset-Backed Securities — 7.1%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
2.334% FRN 3/28/68	1,756,213	1,703,631
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
1.534% FRN 1/15/37	241,972	219,659
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	176,683	160,978
Series 2019-AGS, Class A2, 1 mo. USD LIBOR + .900% 2.524% FRN 1/25/47 (a)	558,507	557,664
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	11,771	10,964
DRB Prime Student Loan Trust, Series 2017-A, Class A1, 1 mo. USD LIBOR + .850%
2.474% FRN 5/27/42 (a)	582,546	582,638
Edsouth Indenture, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%
3.124% FRN 12/25/58 (a)	750,000	749,098
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
1.756% FRN 8/25/42 (a)	782,046	780,909
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
2.224% FRN 8/25/48 (a)	124,256	123,907

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
0.628% FRN 6/28/39 (a)	$227,282	$208,214
KeyCorp Student Loan Trust, Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730%
2.927% FRN 9/27/38	240,427	239,706
Laurel Road Prime Student Loan Trust
Series 2017-C, Class A1, 1 mo. USD LIBOR + .550% 2.174% FRN 11/25/42 (a)	59,294	59,113
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	152,226	150,535
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	615,874	614,884
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	5,956,471	5,431,566
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	1,554,327	1,450,528
Navient Student Loan Trust, Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150%
2.774% FRN 3/25/66 (a)	1,356,398	1,359,473
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
3.374% FRN 12/26/40 (a)	23,459	23,450
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 1.384% FRN 1/25/38	311,687	280,007
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 1.534% FRN 10/25/40	545,845	503,558
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 2.266% FRN 3/23/37	523,365	482,980
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.447% FRN 6/25/41	202,015	186,237
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 6/25/41 (a)	295,000	294,998
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 2.059% FRN 12/15/39	252,853	228,812
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 2.109% FRN 3/15/40	838,466	782,883
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 1.324% FRN 10/25/28	631,170	623,287
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 1.384% FRN 1/25/70	168,442	157,840
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 1.394% FRN 10/25/40	221,556	207,249
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 1.404% FRN 1/25/41	244,317	229,130
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 1.494% FRN 1/25/55	217,608	206,825
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 1.654% FRN 10/25/64	168,685	160,864
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 2.479% FRN 12/15/38	189,523	180,289
SMB Private Education Loan Trust, Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870%
2.194% FRN 7/15/36 (a)	1,081,618	1,066,804

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Alternative Trust, Series 2019-C, Class PT,
4.314% VRN 1/25/45 (a) (c)	$571,472	$564,207
SoFi Professional Loan Program LLC
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	581,026	580,631
Series 2018-D, Class A2FX, 3.600% 2/25/48 (a)	960,294	954,424
		22,117,942
Whole Loan Collateral Collateralized Mortgage Obligations — 12.7%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
3.353% VRN 1/25/67 (a) (c)	2,356,010	2,256,876
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (c)	1,050,960	1,005,376
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.956% FRN 8/25/49 (a)	809,851	801,997
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (c)	9,239,255	8,271,595
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (c)	516,396	491,866
Lakeview Trust
Series 2022-1, Class M3, 4.585% 4/25/52 (a)	1,400,000	1,361,260
Series 2022-3, Class M3, 5.437% 5/29/52 (a) (b)	3,300,000	3,285,279
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
2.374% FRN 5/25/55 (a)	5,333,000	5,259,383
Oceanview Trust
Series 2021-1, Class A, 1.219% 12/29/51 (a)	4,384,100	4,341,070
Series 2021-1, Class M3, 3.090% 12/29/51 (a)	2,906,000	2,799,853
Onslow Bay Financial LLC
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (c)	688,983	581,849
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 2.574% FRN 2/25/60 (a)	405,811	402,732
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .620%
2.244% FRN 11/25/35	22,950	22,927
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
4.474% FRN 2/25/23 (a)	270,000	267,486
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (c)	951,388	920,205
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (c)	1,000,000	959,036
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (c)	1,126,290	1,099,998

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Starwood Residential Mortgage Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (c)	$4,284,594	$3,968,101
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (c)	1,073,471	926,256
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	608,552	594,707
		39,617,852

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $173,187,526)		169,014,586

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (d) — 8.6%
Whole Loans — 8.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M1, 30 day SOFR + .800% 1.726% FRN 10/25/41 (a)	8,450,000	8,271,261
Series 2021-HQA3, Class M1, 30 day SOFR + .850% 1.776% FRN 9/25/41 (a)	9,459,819	8,937,655
Series 2020-DNA6, Class M1, 30 day SOFR + .900% 1.826% FRN 12/25/50 (a)	3,257	3,254
Series 2022-DNA1, Class M1A, 30 day SOFR + 1.000% 1.926% FRN 1/25/42 (a)	750,000	723,607
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 3.324% FRN 1/25/50 (a)	1,623,416	1,599,980
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 3.724% FRN 9/25/48 (a)	1,273,113	1,269,177
Series 2020-DNA5, Class M2, 30 day SOFR + 2.800% 3.726% FRN 10/25/50 (a)	751,141	752,802
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 30 day SOFR + .750% 1.676% FRN 10/25/41 (a)	2,858,078	2,835,393
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 3.774% FRN 9/25/31 (a)	1,579,200	1,580,138
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 3.924% FRN 8/25/31 (a)	831,661	832,344
		26,805,611

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $27,603,207)		26,805,611

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Bonds & Notes — 25.8%
U.S. Treasury Inflation Index
0.125% 7/15/24	$1,582,555	$1,599,431
0.125% 10/15/24	2,253,280	2,269,960
0.125% 4/15/25	2,881,580	2,886,363
0.125% 10/15/25	2,701,499	2,703,345
0.125% 4/15/26	1,983,978	1,968,427
0.125% 7/15/26	1,045,341	1,038,508
0.125% 10/15/26	2,697,416	2,677,255
0.125% 4/15/27	302,505	298,153
0.125% 1/15/30	1,797,584	1,720,783
0.125% 7/15/30	2,931,240	2,804,286
0.125% 1/15/31	3,109,120	2,967,266
0.125% 7/15/31	3,154,554	3,010,689
0.125% 1/15/32	1,459,864	1,390,235
0.125% 2/15/51	2,052,437	1,611,938
0.250% 1/15/25	3,905,280	3,933,349
0.250% 7/15/29	2,175,308	2,116,039
0.250% 2/15/50	1,574,034	1,264,930
0.375% 7/15/25	1,858,823	1,879,589
0.375% 1/15/27	1,854,761	1,851,042
0.375% 7/15/27	1,595,241	1,593,185
0.500% 4/15/24	1,203,405	1,220,963
0.500% 1/15/28	1,640,590	1,633,498
0.625% 1/15/26	2,797,973	2,833,467
0.625% 2/15/43	1,005,800	901,265
0.750% 7/15/28	2,729,150	2,756,974
0.750% 2/15/42	1,599,038	1,480,942
0.750% 2/15/45	969,733	882,230
0.875% 1/15/29	1,974,711	1,998,334
0.875% 2/15/47	1,137,578	1,067,290
1.000% 2/15/46	609,965	586,662
1.000% 2/15/49	465,228	455,451
1.375% 2/15/44	1,488,324	1,541,462
1.750% 1/15/28	965,832	1,026,603
2.000% 1/15/26	1,601,996	1,698,851
2.125% 2/15/40	668,680	789,103
2.125% 2/15/41	672,392	789,746
2.375% 1/15/25	2,070,198	2,194,450
2.375% 1/15/27	1,003,345	1,091,987
2.500% 1/15/29	875,108	975,694

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.375% 4/15/32	$814,240	$1,021,712
3.625% 4/15/28	1,653,123	1,935,209
3.875% 4/15/29	525,426	636,012
U.S. Treasury Note
1.500% 2/29/24	6,400,000	6,253,026
1.875% 2/28/27	3,500,000	3,327,394
		80,683,098

TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,943,059)		80,683,098

TOTAL BONDS & NOTES (Cost $289,733,792)		276,503,295

TOTAL LONG-TERM INVESTMENTS (Cost $289,733,792)		276,503,295

SHORT-TERM INVESTMENTS — 10.9%
Commercial Paper — 10.9%
Alimentation Couchetard, Inc.
2.050% 7/11/22 (a)	2,000,000	1,998,805
Centerpoint Energy, Inc.
1.805% 7/01/22	3,000,000	2,999,845
Dentsply International, Inc.
2.080% 7/07/22 (a)	5,000,000	4,998,201
Enbridge (us), Inc.
1.523% 7/08/22 (a)	4,135,000	4,133,122
Fortive Corp.
2.112% 7/13/22 (a)	3,000,000	2,997,940
Rogers Communications, Inc.
2.286% 7/28/22 (a)	3,000,000	2,995,256
The Southern Co.
1.624% 7/13/22 (a)	1,000,000	999,313
2.030% 7/14/22 (a)	5,000,000	4,996,284
TransCanada PipeLines Ltd.
0.600% 7/14/22 (a)	2,000,000	1,998,514
2.103% 7/25/22 (a)	1,000,000	998,606

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Waste Management, Inc.
0.326% 7/25/22 (a)	$5,000,000	$4,993,655
		34,109,541

TOTAL SHORT-TERM INVESTMENTS (Cost $34,116,804)		34,109,541

TOTAL INVESTMENTS — 99.3% (Cost $323,850,596) (e)		310,612,836

Other Assets/(Liabilities) — 0.7%		2,135,378

NET ASSETS — 100.0%		$312,748,214

Abbreviation Legend

FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $208,435,660 or 66.65% of net assets.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $8,285,274 or 2.65% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.
(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/22	13	$1,800,184	$1,941
Short
U.S. Treasury Ultra 10 Year	9/21/22	8	$(986,527)	$(32,473)
U.S. Treasury Ultra Bond	9/21/22	5	(752,101)	(19,618)
U.S. Treasury Note 2 Year	9/30/22	250	(52,066,133)	(437,774)
U.S. Treasury Note 5 Year	9/30/22	11	(1,213,802)	(20,948)
				$(510,813)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 2.882%	Annually	11/23/24	USD	10,000,000	$(21,549)	$—	$(21,549)
12-Month USD SOFR	Annually	Fixed 2.936%	Annually	5/19/25	USD	10,000,000	26,785	—	26,785
Fixed 2.686%	Annually	12-Month USD SOFR	Annually	11/23/32	USD	2,215,000	22,318	—	22,318
Fixed 2.840%	Annually	12-Month USD SOFR	Annually	5/19/33	USD	2,230,000	(11,330)	—	(11,330)
							$16,224	$—	$16,224

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Barclays Bank PLC	11/30/22	60,225,031	$(1,905,036)	$—	$(1,905,036)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	7/29/22	4,163,425	(293,206)	—	(293,206)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	8/31/22	21,313,733	(1,668,789)	—	(1,668,789)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	10/31/22	50,357,539	(2,076,700)	—	(2,076,700)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	7/29/22	2,714,784	(191,187)	—	(191,187)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	8/31/22	43,616,088	(3,414,983)	—	(3,414,983)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	10/31/22	50,085,111	(2,065,465)	—	(2,065,465)
							$(11,615,366)	$—	$(11,615,366)

Currency Legend

USD	U.S. Dollar

MassMutual Core Bond Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.0%

CORPORATE DEBT — 37.7%
Aerospace & Defense — 0.3%
The Boeing Co.
5.150% 5/01/30	$2,275,000	$2,189,800
5.930% 5/01/60	710,000	650,196
		2,839,996
Agriculture — 1.1%
Altria Group, Inc.
5.800% 2/14/39	1,425,000	1,299,990
BAT Capital Corp.
3.462% 9/06/29	1,125,000	966,276
4.700% 4/02/27	2,855,000	2,791,898
4.758% 9/06/49	805,000	610,439
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	1,627,000	1,467,796
Reynolds American, Inc.
5.850% 8/15/45	1,025,000	863,820
Viterra Finance BV
3.200% 4/21/31 (a)	1,540,000	1,250,108
		9,250,327
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 4/01/28	1,096,517	1,051,127
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 3/01/26	370,841	340,085
		1,391,212
Auto Manufacturers — 0.5%
General Motors Co.
5.150% 4/01/38	785,000	687,173
6.800% 10/01/27	1,995,000	2,103,434
General Motors Financial Co., Inc.
3.100% 1/12/32	1,815,000	1,462,874
		4,253,481
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	1,470,000	969,935
Banks — 6.0%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	2,100,000	2,089,882
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	2,800,000	2,394,000

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	$2,930,000	$2,278,817
5 year CMT + 2.000% 3.846% VRN 3/08/37	2,225,000	1,929,900
4.183% 11/25/27	1,380,000	1,343,273
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	615,000	593,231
6.110% 1/29/37	1,275,000	1,376,222
7.750% 5/14/38	1,055,000	1,304,665
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (b)	3,550,000	3,091,993
Barclays PLC
4.337% 1/10/28	1,600,000	1,531,435
5.200% 5/12/26	1,035,000	1,030,583
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	2,080,000	1,680,647
Citigroup, Inc.
4.450% 9/29/27	1,075,000	1,054,249
6.000% 10/31/33	510,000	533,316
6.625% 6/15/32	500,000	546,268
Credit Suisse Group AG SOFR + 0.980%
1.305% VRN 2/02/27 (a)	2,600,000	2,234,794
Deutsche Bank AG SOFR + 1.318%
2.552% VRN 1/07/28	2,685,000	2,327,347
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	2,175,000	2,115,412
First Republic Bank
4.375% 8/01/46	1,970,000	1,762,548
The Goldman Sachs Group, Inc.
SOFR + 1.410% 3.102% VRN 2/24/33	1,550,000	1,327,582
5.950% 1/15/27	1,333,000	1,397,183
6.750% 10/01/37	1,565,000	1,739,078
HSBC Holdings PLC
SOFR + 1.285% 2.206% VRN 8/17/29	1,355,000	1,141,293
4.375% 11/23/26	2,151,000	2,108,270
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,350,000	1,168,365
5.600% 7/15/41	1,225,000	1,284,326
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	3,585,000	3,096,544
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	1,410,000	1,087,190
SOFR + 1.485% 3.217% VRN 4/22/42	1,775,000	1,403,912
SOFR + 2.620% 5.297% VRN 4/20/37	885,000	859,300
National Australia Bank Ltd. 5 year CMT + 1.700%
3.347% VRN 1/12/37 (a)	3,060,000	2,575,445
		50,407,070
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	3,425,000	3,237,277
Molson Coors Beverage Co.
4.200% 7/15/46	2,279,000	1,878,421
5.000% 5/01/42	350,000	325,031
		5,440,729
Biotechnology — 0.4%
Amgen, Inc.
3.000% 1/15/52	945,000	675,454

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bio-Rad Laboratories, Inc.
3.700% 3/15/32 (c)	$1,980,000	$1,764,380
CSL Finance PLC
4.625% 4/27/42 (a)	905,000	871,221
		3,311,055
Chemicals — 0.3%
DuPont de Nemours, Inc.
5.319% 11/15/38	1,350,000	1,341,754
Syngenta Finance NV
4.441% 4/24/23 (a)	1,375,000	1,386,290
		2,728,044
Computers — 0.1%
Dell International LLC / EMC Corp.
8.100% 7/15/36	450,000	526,867
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300% 1/30/32	4,560,000	3,644,144
Antares Holdings LP
2.750% 1/15/27 (a)	985,000	794,136
3.950% 7/15/26 (a)	2,725,000	2,368,230
6.000% 8/15/23 (a)	1,310,000	1,323,250
8.500% 5/18/25 (a)	1,185,000	1,231,728
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,875,000	1,561,462
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,380,000	2,331,443
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,970,000	2,429,975
3.250% 2/15/27 (a)	1,945,000	1,693,581
4.250% 4/15/26 (a)	3,296,000	3,056,622
5.500% 1/15/26 (a)	205,000	199,513
Blue Owl Finance LLC
3.125% 6/10/31 (a)	3,455,000	2,673,835
4.125% 10/07/51 (a)	1,875,000	1,248,976
Brookfield Finance, Inc.
4.350% 4/15/30	2,145,000	2,050,994
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,852,328	1,403,138
Synchrony Financial
2.875% 10/28/31	1,060,000	805,496
3.950% 12/01/27	1,450,000	1,323,892
		30,140,415
Electric — 0.8%
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	589,000	624,430
CMS Energy Corp.
4.700% 3/31/43	655,000	592,055
4.875% 3/01/44	700,000	668,698
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	1,275,000	1,024,902
Pacific Gas and Electric Co.
2.500% 2/01/31	1,035,000	793,766

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PG&E Wildfire Recovery Funding LLC
4.674% 12/01/51	$1,200,000	$1,205,264
Texas Electric Market Stabilization Funding N LLC
5.167% 2/01/50 (a)	2,000,000	2,023,492
		6,932,607
Entertainment — 0.2%
Magallanes, Inc.
4.279% 3/15/32 (a)	2,080,000	1,865,704
Food — 1.2%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (a) (c)	6,550,000	5,289,125
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	928,000	880,008
Kraft Heinz Foods Co.
4.875% 10/01/49	1,490,000	1,323,809
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,555,000	1,231,264
3.000% 10/15/30 (a)	1,208,000	1,003,989
		9,728,195
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,500,000	1,679,329
NiSource, Inc.
4.800% 2/15/44	1,350,000	1,214,232
		2,893,561
Health Care – Services — 0.1%
City of Hope
4.378% 8/15/48	1,275,000	1,192,607
Insurance — 6.8%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (b)	4,400,000	3,625,600
The Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	3,220,000	2,821,525
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48 (c)	2,454,000	2,192,775
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,330,000	4,335,058
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,215,000	2,003,352
Athene Global Funding
2.673% 6/07/31 (a)	3,080,000	2,476,495
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	1,670,000	1,402,804
Brighthouse Financial, Inc.
4.700% 6/22/47	1,525,000	1,220,508
5.625% 5/15/30	2,074,000	2,018,168
CNO Financial Group, Inc.
5.250% 5/30/29	2,801,000	2,721,195
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	2,700,000	2,452,188
Enstar Group Ltd.
4.950% 6/01/29	2,050,000	1,965,328

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	$4,161,000	$3,318,740
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a) (c)	3,580,000	2,873,295
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,585,000	2,360,441
Hill City Funding Trust
4.046% 8/15/41 (a)	4,055,000	2,971,170
Jackson Financial, Inc.
5.170% 6/08/27	1,034,000	1,026,497
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,225,000	976,723
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (b)	1,755,000	1,735,256
MetLife Capital Trust IV
7.875% 12/15/37 (a)	925,000	997,028
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5 year CMT + 3.982%
5.875% VRN 5/23/42 (a)	1,145,000	1,150,725
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,300,000	1,265,810
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	2,171,000	2,108,321
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	650,000	638,138
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	4,980,000	4,126,780
4.450% 5/12/27 (a)	80,000	77,844
4.750% 4/08/32 (a)	90,000	82,190
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	1,025,000	917,880
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,344,196
		57,206,030
Internet — 0.2%
Netflix, Inc.
5.875% 11/15/28	1,855,000	1,813,262
Investment Companies — 1.8%
Ares Capital Corp.
2.150% 7/15/26	2,275,000	1,914,627
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,649,000	1,594,386
Blackstone Private Credit Fund
1.750% 9/15/24 (a)	370,000	342,131
2.625% 12/15/26 (a)	3,660,000	3,070,574
Golub Capital BDC, Inc.
2.500% 8/24/26	1,165,000	976,365
3.375% 4/15/24	2,745,000	2,637,731
OWL Rock Core, Income Corp.
4.700% 2/08/27 (a)	2,025,000	1,849,619
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	2,705,000	2,612,648
		14,998,081
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	1,100,000	1,180,140

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.3%
Las Vegas Sands Corp.
3.200% 8/08/24	$2,305,000	$2,171,022
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	750,000	523,898
6.484% 10/23/45	1,905,000	1,856,454
Comcast Corp.
2.937% 11/01/56	1,244,000	868,455
3.450% 2/01/50	675,000	540,573
3.969% 11/01/47	660,000	574,296
Discovery Communications LLC
4.000% 9/15/55	1,186,000	836,109
4.650% 5/15/50	705,000	557,592
Time Warner Cable, Inc.
6.750% 6/15/39	655,000	653,653
		6,411,030
Metal Fabricate & Hardware — 0.3%
The Timken Co.
4.500% 12/15/28	2,730,000	2,669,211
Mining — 0.5%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	857,000	809,503
Glencore Funding LLC
2.625% 9/23/31 (a)	2,995,000	2,419,852
Teck Resources Ltd.
6.000% 8/15/40	1,022,000	1,026,466
		4,255,821
Miscellaneous - Manufacturing — 0.1%
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	427,000	400,519
Oil & Gas — 2.2%
BP Capital Markets PLC
5 year CMT + 4.036% 4.375% VRN (b) (c)	2,675,000	2,534,563
5 year CMT + 4.398% 4.875% VRN (b)	1,540,000	1,341,943
Cenovus Energy, Inc.
6.750% 11/15/39	1,176,000	1,259,289
Devon Energy Corp.
5.600% 7/15/41	1,075,000	1,072,461
EQT Corp.
3.900% 10/01/27	1,870,000	1,740,203
Occidental Petroleum Corp.
6.600% 3/15/46	1,228,000	1,304,136
Ovintiv Exploration, Inc.
5.375% 1/01/26	1,875,000	1,897,593
Ovintiv, Inc.
6.500% 8/15/34	1,110,000	1,162,089
6.500% 2/01/38	530,000	548,478
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,415,000	2,010,267
5.150% 11/15/29	1,350,000	1,159,895

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos
5.350% 2/12/28	$1,925,000	$1,499,691
6.375% 1/23/45 (c)	640,000	387,200
6.500% 3/13/27	295,000	255,765
6.625% 6/15/38	202,000	131,502
		18,305,075
Oil & Gas Services — 0.7%
Halliburton Co.
5.000% 11/15/45	1,300,000	1,199,601
NOV, Inc.
3.600% 12/01/29	3,570,000	3,214,176
3.950% 12/01/42	1,778,000	1,306,238
		5,720,015
Pharmaceuticals — 0.8%
AbbVie, Inc.
4.700% 5/14/45	1,465,000	1,386,835
Cigna Corp.
4.800% 7/15/46	1,105,000	1,058,690
CVS Health Corp.
5.050% 3/25/48	370,000	356,418
6.125% 9/15/39	895,000	968,598
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,634,617	1,679,454
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,750,000	1,437,657
		6,887,652
Pipelines — 2.3%
Energy Transfer LP
6.125% 12/15/45	1,235,000	1,183,273
3 mo. USD LIBOR + 4.028% 6.250% VRN (b) (c)	2,635,000	1,975,179
EnLink Midstream Partners LP
4.150% 6/01/25	2,972,000	2,734,240
4.850% 7/15/26	996,000	918,810
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033%
5.250% VRN 8/16/77	2,550,000	2,122,026
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (b)	3,550,000	3,371,364
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	2,590,000	1,838,900
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,570,000	1,391,103
4.700% 6/15/44	1,525,000	1,215,830
6.650% 1/15/37	475,000	475,542
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% 1/15/29	1,692,000	1,726,686
		18,952,953
Private Equity — 0.4%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,970,000	1,706,467
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	694,071

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	$1,135,000	$808,929
		3,209,467
Real Estate Investment Trusts (REITS) — 2.1%
Broadstone Net Lease LLC
2.600% 9/15/31	2,050,000	1,676,448
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,675,000	2,238,982
Host Hotels & Resorts LP
2.900% 12/15/31	640,000	509,557
3.500% 9/15/30	2,756,000	2,361,936
Invitation Homes Operating Partnership LP
4.150% 4/15/32	520,000	473,426
Kimco Realty Corp.
4.125% 12/01/46	855,000	711,676
4.450% 9/01/47	1,055,000	930,445
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,800,000	1,465,195
Piedmont Operating Partnership LP
2.750% 4/01/32	1,155,000	894,483
Rexford Industrial Realty LP
2.125% 12/01/30	1,175,000	944,576
Service Properties Trust
4.500% 6/15/23	953,000	885,933
4.950% 10/01/29	1,445,000	989,825
Spirit Realty LP
2.700% 2/15/32	715,000	561,208
3.200% 1/15/27 (c)	425,000	390,627
3.400% 1/15/30	490,000	425,240
4.000% 7/15/29	2,405,000	2,202,028
WP Carey, Inc.
2.450% 2/01/32	302,000	243,601
		17,905,186
Software — 0.3%
Electronic Arts, Inc.
2.950% 2/15/51 (c)	1,150,000	844,096
Microsoft Corp.
2.921% 3/17/52	1,560,000	1,239,932
		2,084,028
Telecommunications — 1.4%
AT&T, Inc.
3.500% 9/15/53	333,000	254,269
3.550% 9/15/55	6,775,000	5,109,839
British Telecommunications PLC
9.625% STEP 12/15/30	725,000	904,132
Crown Castle Towers LLC
4.241% 7/15/28 (a)	1,750,000	1,700,585
Verizon Communications, Inc.
2.875% 11/20/50	1,000,000	713,091
2.987% 10/30/56	2,599,000	1,818,327

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vodafone Group PLC
5.250% 5/30/48	$1,245,000	$1,191,234
		11,691,477
Transportation — 0.1%
CSX Corp.
4.750% 11/15/48	820,000	805,607
Venture Capital — 0.5%
Hercules Capital, Inc.
2.625% 9/16/26	3,662,000	3,164,696
3.375% 1/20/27	1,415,000	1,240,451
		4,405,147

TOTAL CORPORATE DEBT (Cost $363,226,599)		314,943,528

MUNICIPAL OBLIGATIONS — 0.3%
Other Asset-Backed Securities — 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond,
4.475% 8/01/39	2,300,000	2,276,850

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,300,000)		2,276,850

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.2%
Commercial Mortgage-Backed Securities — 9.6%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.249% VRN 7/05/40 (a) (d)	4,140,000	4,234,072
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
2.674% FRN 9/15/34 (a)	760,000	722,232
BANK, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (d)	3,165,000	2,194,209
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (d)	2,200,000	2,031,014
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (d)	1,590,000	1,413,445
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (d)	1,220,000	1,021,368
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (d)	3,150,000	2,502,629
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (d)	4,800,000	3,614,537
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (d)	3,100,000	2,398,435
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (d)	16,248,000	13,665,710
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (d)	3,790,000	3,086,759
BX Commercial Mortgage Trust
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 3.125% FRN 6/15/38 (a)	2,282,708	2,151,194
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 3.324% FRN 9/15/36 (a)	5,343,000	4,991,165
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 3.324% FRN 10/15/36 (a)	2,221,900	2,137,991
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	1,070,141
COLEM Mortgage Trust, Series 2022-HLNE,
2.543% VRN 4/12/42 (a) (d)	1,900,000	1,535,950

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (d)	$1,200,000	$1,155,069
Series 2015-CR23, Class C, 4.428% VRN 5/10/48 (d)	1,050,000	995,471
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
3.474% FRN 5/15/36 (a)	750,000	720,023
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 3.570% FRN 10/15/43 (a)	3,365,000	3,178,152
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 4.070% FRN 10/15/43 (a)	1,162,000	1,079,896
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (d)	1,357,000	1,203,888
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
3.074% FRN 8/15/38 (a)	3,100,000	2,975,061
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
3.124% FRN 5/15/36 (a)	1,730,000	1,647,885
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
3.074% FRN 3/15/38 (a)	2,505,591	2,336,423
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	1,007,487
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (d)	1,278,000	1,077,499
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
3.425% FRN 4/15/38 (a)	5,140,000	4,819,237
MKT Mortgage Trust
Series 2020-525M, Class D, 3.039% VRN 2/12/40 (a) (d)	595,000	478,821
Series 2020-525M, Class E, 3.039% VRN 2/12/40 (a) (d)	1,220,000	953,763
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
3.424% FRN 7/15/39 (a)	4,879,000	4,567,653
Wells Fargo Commercial Mortgage Trust
Series 2021-FCMT, Class B, 1 mo. USD LIBOR + 1.850% 3.174% FRN 5/15/31 (a)	3,000,000	2,872,425
Series 2018-C45, Class B, 4.556% 6/16/51	390,000	364,129
		80,203,733
Other Asset-Backed Securities — 13.0%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
3.113% FRN 10/20/31 (a)	1,250,000	1,170,587
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	1,081,259	906,939
Series 2021-2A, Class B, 3.538% 1/15/47 (a)	1,150,472	936,402
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR2, 3 mo. USD LIBOR + 2.250%
3.294% FRN 7/15/32 (a)	830,000	781,343
Apidos CLO XXV, Series 2016-25A, Class A2R, 3 mo. USD LIBOR + 1.700%
2.763% FRN 10/20/31 (a)	2,610,000	2,498,422
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
4.628% FRN 11/20/30 (a)	800,000	745,647
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
2.153% FRN 4/20/31 (a)	1,920,000	1,882,879
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	273,863	268,511

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	$1,123,031	$1,001,650
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
3.194% FRN 10/15/34 (a)	800,000	736,267
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	557,908	525,530
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	490,432	452,297
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	654,347	577,238
CBAM Ltd., Series 2018-6A, Class B1R, Update Replacements.xls: TSFR3M + 2.362%
3.208% FRN 1/15/31 (a)	1,200,000	1,157,789
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
2.043% FRN 4/20/31 (a)	1,000,000	979,264
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
2.263% FRN 10/20/30 (a)	2,120,000	2,082,050
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 2.794% FRN 10/15/30 (a)	1,700,000	1,632,087
Series 2020-1A, Class CR, 3 mo. USD LIBOR + 2.050% 3.094% FRN 10/15/34 (a)	400,000	369,905
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%
2.713% FRN 10/20/34 (a)	1,300,000	1,223,475
Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%
2.284% FRN 4/15/33 (a)	1,000,000	973,597
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	47,542	47,566
Flexential Issuer
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	4,000,000	3,745,790
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,706,091
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
3.113% FRN 10/20/32 (a)	800,000	748,634
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,567,733	2,331,327
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	985,720	915,400
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	482,732	459,625
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,022,380	974,457
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	1,268,624	1,196,776
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	461,116	449,096
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	496,430	474,553
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	149,045	144,371
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	480,980	473,355
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	119,820	116,539
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	865,688	852,135
Highbridge Loan Management Ltd., Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150%
3.194% FRN 10/15/30 (a)	1,000,000	940,170
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	1,010,856	879,495
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	1,381,337	1,222,276

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	$3,371,310	$2,924,023
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD LIBOR + 1.650% 3.173% FRN 2/15/39 (a)	3,500,000	3,280,591
Series 2021-FL2, Class C, 1 mo. USD LIBOR + 2.000% 3.523% FRN 2/15/39 (a)	5,800,000	5,436,998
Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200% 3.723% FRN 2/15/39 (a)	3,200,000	2,956,519
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,853,557	1,652,607
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,930,987	1,751,363
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 2.644% FRN 7/15/30 (a)	2,090,000	2,007,063
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 3.136% FRN 1/22/31 (a)	1,750,000	1,641,890
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 3.244% FRN 10/18/30 (a)	680,000	645,542
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,623,236
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	746,150
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	383,775	364,214
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	172,228	168,985
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	170,268	166,833
Neuberger Berman Loan Advisers CLO Ltd., Series 2015-45A, Class B
2.688% 10/14/35 (a)	1,350,000	1,273,261
New Residential Advance Receivables Trust, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	2,495,000	2,403,993
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 2.200%
3.263% FRN 10/20/30 (a)	1,180,000	1,113,957
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
2.913% FRN 10/20/34 (a)	550,000	517,137
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,564,779	1,430,154
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,910,375	2,637,421
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
2.456% FRN 10/30/34 (a)	2,000,000	1,925,652
Rad CLO 15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.050%
2.297% FRN 1/20/34 (a)	1,000,000	929,798
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.850%
3.034% FRN 10/25/31 (a)	1,030,000	972,552
Sierra Receivables Funding LLC
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	1,060,579	998,269
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	452,061	450,279
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
3.755% FRN 8/18/31 (a)	1,660,000	1,541,044
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
2.824% FRN 11/25/35 (a)	605,219	592,052
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	120,328	117,799

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	$580,360	$548,975
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,739,685	1,647,774
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
2.763% FRN 1/20/31 (a)	2,440,000	2,321,738
Thrust Engine Leasing
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	3,597,692	3,193,261
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,633,547	1,402,388
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	1,120,309	960,899
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
2.713% FRN 10/20/32 (a)	1,100,000	1,047,559
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
2.343% FRN 4/20/33 (a)	4,200,000	4,097,314
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	2,214,338	2,173,822
Voya CLO Ltd., Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700%
2.763% FRN 10/20/31 (a)	1,500,000	1,422,240
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	4,320,846	3,522,835
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	375,235	336,854
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,995,423	976,005
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,040,923	851,509
Zaxby's Funding LLC, Series 2021-1A, Class A2
3.238% 7/30/51 (a)	1,085,795	959,754
		108,311,844
Student Loans Asset-Backed Securities — 2.8%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,777,882	1,717,054
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,188,437	1,155,082
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 0.000% FRN 2/01/43 (a) (d)	1,300,000	1,200,527
Series 2003-2, Class 2A1, 0.000% FRN 8/01/43 (a) (d)	1,950,000	1,806,412
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 2.624% FRN 11/25/33 (a)	819,800	814,020
Higher Education Funding I
Series 2004-1, Class B2, 0.000% FRN 1/01/44 (a) (d)	600,000	522,105
Series 2004-1, Class B1, 1.796% FRN 1/01/44 (a) (d)	600,000	539,059
Laurel Road Prime Student Loan Trust
Series 2017-B, Class BFX, 3.020% 8/25/42 (a)	538,731	529,933
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	436,918	425,090
Navient Student Loan Trust
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 10/25/58	1,200,000	1,187,143
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	700,268
Nelnet Student Loan Trust
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 10/25/50 (a)	975,000	974,993
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 5/26/54 (a)	1,300,000	1,299,992
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 5/26/54 (a)	1,130,000	1,129,993
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 6/25/54 (a)	1,100,000	1,099,992

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-5, Class B, 3.450% 10/25/67 (a)	$2,850,000	$2,497,315
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
1.611% FRN 2/15/45	1,190,555	1,106,426
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 1.394% FRN 10/25/40	1,554,780	1,454,377
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 1.494% FRN 1/25/55	1,055,067	1,002,790
SoFi Alternative Trust, Series 2019-C, Class PT,
4.314% VRN 1/25/45 (a) (d)	2,654,497	2,620,750
		23,783,321
Whole Loan Collateral Collateralized Mortgage Obligations — 2.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.560% VRN 8/25/34 (d)	35,171	33,785
CSMC, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (d)	1,670,000	1,375,266
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	4,917,108	4,064,489
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.458% VRN 1/25/47 (a) (d)	551,057	502,595
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (d)	2,949,456	2,438,025
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
3.024% FRN 5/25/55 (a)	3,340,000	3,169,468
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (d)	3,723,000	3,049,071
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
4.474% FRN 2/25/23 (a)	1,180,000	1,169,013
Sequoia Mortgage Trust, Series 2018-CH2, Class A3,
4.000% VRN 6/25/48 (a) (d)	238,212	234,673
STAR Trust, Series 2021-1, Class M1,
2.363% VRN 5/25/65 (a) (d)	5,273,000	4,579,721
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (d)	1,840,000	1,453,973
Verus Securitization Trust, Series 2021-R3, Class M1,
2.411% VRN 4/25/64 (a) (d)	1,491,000	1,369,180
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
3.958% VRN 11/25/48 (a) (d)	55,750	55,597
		23,494,856

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $258,430,264)		235,793,754

SOVEREIGN DEBT OBLIGATIONS — 0.5%
Mexico Government International Bond
3.500% 2/12/34	2,030,000	1,663,776
4.750% 3/08/44	3,028,000	2,486,189
		4,149,965

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,060,264)		4,149,965

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 25.9%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	$76,354	$80,844
Pass-Through Securities — 25.9%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	4,687,647	4,098,997
Pool #RA4255 2.000% 1/01/51	9,823,675	8,596,208
Pool #SD0905 3.000% 3/01/52	3,866,655	3,625,308
Pool #RA2483 3.500% 6/01/50	6,215,996	6,046,606
Pool #Z40047 4.000% 10/01/41	79,892	81,146
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	2,494,456	2,263,561
Pool #MA3029 3.000% 6/01/32	2,003,685	1,987,188
Pool #MA3090 3.000% 8/01/32	674,124	668,364
Pool #FS1075 3.000% 3/01/52	3,897,465	3,655,414
Pool #CB3304 3.000% 4/01/52	5,852,466	5,489,000
Pool #CB3305 3.000% 4/01/52	6,917,378	6,479,128
Pool #775539 12 mo. USD LIBOR + 1.641% 3.391% FRN 5/01/34	43,180	44,152
Pool #AS1304 3.500% 12/01/28	566,389	568,481
Pool #MA1356 3.500% 2/01/43	3,996,801	3,928,790
Pool #CA6096 3.500% 6/01/50	7,594,633	7,385,302
Pool #FM4017 3.500% 8/01/50	411,036	399,418
Pool #CB3842 3.500% 6/01/52	10,836,902	10,473,859
Pool #CA1909 4.500% 6/01/48	2,432,275	2,478,830
Pool #AD6437 5.000% 6/01/40	235,445	247,230
Pool #AD6996 5.000% 7/01/40	1,474,478	1,549,281
Pool #AL8173 5.000% 2/01/44	472,942	498,182
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	22,655	24,049
Pool #781468 6.500% 7/15/32	1,661	1,797
Pool #781496 6.500% 9/15/32	7,877	8,477
Pool #345964 7.000% 11/15/23	50	51
Pool #380866 7.000% 3/15/24	184	187
Pool #781124 7.000% 12/15/29	3,085	3,299
Pool #781319 7.000% 7/15/31	59,144	63,932
Pool #581417 7.000% 7/15/32	9,098	9,708
Pool #565982 7.000% 7/15/32	11,520	12,565
Pool #357262 7.500% 9/15/23	166	168
Pool #441009 8.000% 11/15/26	459	487
Pool #522777 8.000% 12/15/29	3,478	3,746
Pool #523043 8.000% 3/15/30	117	128
Pool #529134 8.000% 3/15/30	1,247	1,367
Pool #477036 8.000% 4/15/30	132	144
Pool #503157 8.000% 4/15/30	10,650	11,668
Pool #528714 8.000% 4/15/30	984	1,080
Pool #544640 8.000% 11/15/30	8,521	9,385
Pool #531298 8.500% 8/15/30	636	692
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	3,138,000	2,996,843
Pool #MA6283 3.000% 11/20/49	5,562,798	5,299,528
Pool #MA6409 3.000% 1/20/50	5,745,508	5,470,898
Pool #MA4321 3.500% 3/20/47	3,454,131	3,397,546
Government National Mortgage Association II TBA
3.000% 1/01/52 (f)	8,450,000	7,977,328
3.500% 2/01/52 (f)	9,780,000	9,512,578

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Uniform Mortgage Backed Securities TBA
2.500% 1/01/52 (f)	$19,125,000	$17,230,430
3.000% 2/01/52 (f)	18,075,000	16,860,586
3.500% 3/01/52 (f)	14,700,000	14,155,641
4.000% 4/01/52 (f)	40,775,000	40,258,943
4.500% 5/01/52 (f)	17,900,000	17,989,500
5.000% 6/01/52 (f)	4,575,000	4,672,219
		216,539,415

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $224,465,635)		216,620,259

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds & Notes — 5.4%
U.S. Treasury Bond
2.250% 8/15/49 (g)	30,700,000	25,399,491
3.500% 2/15/39	16,000,000	16,782,501
U.S. Treasury Note
1.875% 2/15/32	3,300,000	2,997,844
		45,179,836

TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,740,301)		45,179,836

TOTAL BONDS & NOTES (Cost $907,223,063)		818,964,192

	Number of Shares
MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	1,500,170	1,500,170

TOTAL MUTUAL FUNDS (Cost $1,500,170)		1,500,170

TOTAL LONG-TERM INVESTMENTS (Cost $908,723,233)		820,464,362

	Principal Amount
SHORT-TERM INVESTMENTS — 16.3%
Commercial Paper — 16.2%
Alimentation Couche-Tard, Inc.
1.502% 7/08/22 (a)	$7,000,000	6,996,999
Alimentation Couchetard, Inc.
1.989% 7/07/22 (a)	7,000,000	6,997,387
2.050% 7/11/22 (a)	4,000,000	3,997,610
Centerpoint Engy, Inc.
1.805% 7/01/22	5,000,000	4,999,741
Cigna Corp.
2.032% 7/28/22 (a)	10,000,000	9,984,188
Dentsply International, Inc.
2.080% 7/07/22 (a)	12,000,000	11,995,683

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.131% 7/12/22 (a)	$7,000,000	$6,995,581
Fiserv, Inc.
2.050% 7/18/22 (a)	5,000,000	4,995,085
Fortive Corp.
2.112% 7/18/22 (a)	5,000,000	4,995,135
2.112% 7/13/22 (a)	11,000,000	10,992,445
Reckitt Benckiser Treasury Services PLC
2.001% 7/21/22 (a)	5,000,000	4,994,887
Rogers Communications, Inc.
2.286% 7/28/22 (a)	15,000,000	14,976,282
Southern Power Co.
2.030% 7/06/22 (a)	9,000,000	8,997,231
Tampa Electric Co.
2.030% 7/14/22 (a)	7,300,000	7,295,458
2.112% 7/12/22 (a)	5,000,000	4,997,357
TransCanada PipeLines Ltd.
0.600% 7/14/22 (a)	8,000,000	7,994,054
2.103% 7/25/22 (a)	1,000,000	998,606
Waste Management, Inc.
0.326% 7/25/22 (a)	5,000,000	4,993,655
0.417% 11/09/22 (a)	7,000,000	6,930,854
		135,128,238
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (i)	760,450	760,450

TOTAL SHORT-TERM INVESTMENTS (Cost $135,956,676)		135,888,688

TOTAL INVESTMENTS — 114.5% (Cost $1,044,679,909) (j)		956,353,050

Other Assets/(Liabilities) — (14.5)%		(120,750,467)

NET ASSETS — 100.0%		$835,602,583

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $454,433,647 or 54.38% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $5,346,007 or 0.64% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,992,103 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $760,455. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $775,750.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/22	92	$12,804,914	$(51,414)
U.S. Treasury Ultra Bond	9/21/22	127	20,118,021	(516,365)
U.S. Treasury Note 2 Year	9/30/22	522	110,067,799	(439,642)
U.S. Treasury Note 5 Year	9/30/22	359	40,575,393	(277,643)
				$(1,285,064)
Short
U.S. Treasury Ultra 10 Year	9/21/22	213	$(27,289,054)	$158,179

MassMutual Diversified Bond Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%

PREFERRED STOCK — 0.7%
Financial — 0.7%
Insurance — 0.7%
Equitable Holdings, Inc.
4.300%	45,600	$816,696
Selective Insurance Group, Inc.
4.600%	18,825	349,769
		1,166,465

TOTAL PREFERRED STOCK (Cost $1,610,625)		1,166,465

TOTAL EQUITIES (Cost $1,610,625)		1,166,465

	Principal Amount
BONDS & NOTES — 96.7%
CORPORATE DEBT — 47.4%
Aerospace & Defense — 0.7%
BAE Systems PLC
3.000% 9/15/50 (a)	$230,000	164,486
The Boeing Co.
5.930% 5/01/60	140,000	128,208
TransDigm, Inc.
5.500% 11/15/27	250,000	211,562
6.250% 3/15/26 (a)	500,000	482,350
6.375% 6/15/26	225,000	210,375
		1,196,981
Agriculture — 1.0%
Altria Group, Inc.
5.800% 2/14/39	300,000	273,682
BAT Capital Corp.
4.700% 4/02/27	510,000	498,728
4.758% 9/06/49	165,000	125,121
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	545,000	491,671
Reynolds American, Inc.
5.850% 8/15/45	150,000	126,413

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Viterra Finance BV
3.200% 4/21/31 (a)	$280,000	$227,292
		1,742,907
Airlines — 0.3%
Alaska Airlines Pass Through Trust, 2020-1 Class A,
4.800% 2/15/29 (a)	397,970	393,125
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	68,044	62,401
		455,526
Auto Manufacturers — 0.4%
General Motors Co.
5.150% 4/01/38	230,000	201,337
5.200% 4/01/45	225,000	189,796
6.800% 10/01/27	335,000	353,208
		744,341
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	305,000	201,245
Banks — 6.2%
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	600,000	513,000
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	580,000	451,097
5 year CMT + 2.000% 3.846% VRN 3/08/37	460,000	398,991
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	200,000	192,921
6.110% 1/29/37	190,000	205,084
7.750% 5/14/38	125,000	154,581
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (b)	575,000	500,816
Barclays PLC
5.200% 5/12/26	610,000	607,397
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	450,000	363,601
Citigroup, Inc.
4.450% 9/29/27	485,000	475,638
6.000% 10/31/33	85,000	88,886
Credit Suisse Group AG SOFR + 0.980%
1.305% VRN 2/02/27 (a)	550,000	472,745
First Republic Bank
4.375% 8/01/46	210,000	187,886
The Goldman Sachs Group, Inc.
5.150% 5/22/45	290,000	276,545
5.950% 1/15/27	170,000	178,185
6.750% 10/01/37	165,000	183,353
HSBC Holdings PLC
SOFR + 1.285% 2.206% VRN 8/17/29	267,000	224,890
6.500% 9/15/37	125,000	134,318
7.350% 11/27/32	415,000	476,480
Huntington Bancshares, Inc. 3 mo. USD LIBOR + 2.880%
5.700% VRN (b)	510,000	437,654
Intesa Sanpaolo SpA 1 year CMT + 2.600%
4.198% VRN 6/01/32 (a)	560,000	411,177

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	$235,000	$203,382
4.950% 6/01/45	170,000	163,050
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	1,225,000	1,058,094
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	280,000	215,896
SOFR + 1.485% 3.217% VRN 4/22/42	310,000	245,190
SOFR + 2.620% 5.297% VRN 4/20/37	185,000	179,628
NBK Tier 1 Financing 2 Ltd. 6 year CMT + 2.832%
4.500% VRN (a) (b)	685,000	643,968
Nordea Bank Abp 5 year CMT + 4.110%
6.625% VRN (a) (b) (c)	275,000	262,328
SVB Financial Group
10 year CMT + 3.064% 4.100% VRN (b)	210,000	144,366
5 year CMT + 3.074% 4.250% VRN (b)	590,000	445,173
		10,496,320
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.600% 4/15/48	255,000	230,166
8.200% 1/15/39	250,000	324,066
Bacardi Ltd.
5.150% 5/15/38 (a)	200,000	190,305
Molson Coors Beverage Co.
4.200% 7/15/46	366,000	301,668
5.000% 5/01/42	135,000	125,369
		1,171,574
Biotechnology — 0.3%
Amgen, Inc.
3.000% 1/15/52	190,000	135,805
CSL Finance PLC
4.750% 4/27/52 (a)	475,000	456,844
		592,649
Building Materials — 0.2%
Standard Industries, Inc.
4.375% 7/15/30 (a)	200,000	157,750
4.750% 1/15/28 (a)	151,000	128,602
		286,352
Chemicals — 0.7%
Alpek SAB de CV
3.250% 2/25/31 (a)	560,000	448,986
DuPont de Nemours, Inc.
5.319% 11/15/38	270,000	268,351
Syngenta Finance NV
4.892% 4/24/25 (a)	500,000	501,665
		1,219,002
Commercial Services — 0.0%
ERAC USA Finance LLC
7.000% 10/15/37 (a)	50,000	58,845

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.4%
Dell International LLC / EMC Corp.
8.100% 7/15/36	$100,000	$117,082
8.350% 7/15/46	275,000	344,105
Leidos, Inc.
5.500% 7/01/33	226,000	217,525
		678,712
Distribution & Wholesale — 0.3%
H&E Equipment Services, Inc.
3.875% 12/15/28 (a)	600,000	485,250
Diversified Financial Services — 5.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.400% 10/29/33	935,000	740,608
Ally Financial, Inc.
5 year CMT + 3.868% 4.700% VRN (b)	600,000	475,809
7 year CMT + 3.481%, 4.700% VRN (b)	570,000	420,489
8.000% 11/01/31	376,000	418,969
Antares Holdings LP
2.750% 1/15/27 (a)	645,000	520,018
3.750% 7/15/27 (a)	605,000	509,395
6.000% 8/15/23 (a)	285,000	287,883
8.500% 5/18/25 (a)	330,000	343,013
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	360,000	299,801
Ares Finance Co. LLC
4.000% 10/08/24 (a)	375,000	367,349
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	375,000	306,815
3.250% 2/15/27 (a)	175,000	152,379
4.250% 4/15/26 (a)	485,000	449,776
4.375% 5/01/26 (a)	480,000	445,168
5.500% 1/15/26 (a)	135,000	131,386
BGC Partners, Inc.
4.375% 12/15/25	585,000	570,822
Blue Owl Finance LLC
3.125% 6/10/31 (a)	910,000	704,252
4.125% 10/07/51 (a)	375,000	249,795
Bread Financial Holdings, Inc.
7.000% 1/15/26 (a) (c)	200,000	190,980
Coinbase Global, Inc.
3.625% 10/01/31 (a)	734,000	406,775
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	638,918	483,980
Nomura Holdings, Inc.
5.099% 7/03/25 (d)	485,000	487,518
OneMain Finance Corp.
4.000% 9/15/30	220,000	162,868
Synchrony Financial
2.875% 10/28/31	215,000	163,379
3.950% 12/01/27	300,000	273,909
		9,563,136
Electric — 1.1%
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	130,938

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Cleveland Electric Illuminating Co.
5.950% 12/15/36	$175,000	$185,527
CMS Energy Corp.
4.700% 3/31/43	115,000	103,949
4.875% 3/01/44	180,000	171,951
Elwood Energy LLC
8.159% 7/05/26	93,602	93,134
Enel Finance International NV
6.000% 10/07/39 (a)	175,000	174,691
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	580,000	466,230
Pacific Gas and Electric Co.
3.750% 7/01/28	320,000	282,974
4.300% 3/15/45	195,000	142,449
Virginia Electric & Power Co.
6.000% 1/15/36	100,000	110,874
		1,862,717
Entertainment — 0.1%
Live Nation Entertainment, Inc.
5.625% 3/15/26 (a)	77,000	73,150
Magallanes, Inc.
4.279% 3/15/32 (a)	200,000	179,395
		252,545
Food — 0.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	700,000	663,799
Kraft Heinz Foods Co.
4.875% 10/01/49	315,000	279,866
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	375,000	296,928
3.000% 10/15/30 (a)	206,000	171,210
		1,411,803
Gas — 0.2%
NiSource, Inc.
4.800% 2/15/44	295,000	265,332
Home Builders — 0.4%
Mattamy Group Corp.
4.625% 3/01/30 (a)	35,000	25,579
5.250% 12/15/27 (a)	227,000	185,373
Taylor Morrison Communities, Inc.
5.750% 1/15/28 (a)	500,000	448,631
		659,583
Insurance — 7.6%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (b)	1,176,000	969,024
The Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	640,000	560,800
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	485,000	433,372
Ascot Group Ltd.
4.250% 12/15/30 (a)	450,000	407,002

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	$490,000	$411,601
Brighthouse Financial, Inc.
3.850% 12/22/51	575,000	393,453
4.700% 6/22/47	500,000	400,167
CNO Financial Group, Inc.
5.250% 5/30/29	791,000	768,463
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	1,060,000	962,711
Enstar Group Ltd.
4.950% 6/01/29	350,000	335,544
Equitable Holdings, Inc. 5 year CMT + 4.736%
4.950% VRN (b) (c)	505,000	474,556
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	380,000	303,081
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a)	1,170,000	939,038
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (a)	520,000	474,828
Hill City Funding Trust
4.046% 8/15/41 (a)	490,000	359,032
Jackson Financial, Inc.
3.125% 11/23/31 (a) (c)	550,000	439,213
Kyobo Life Insurance Co.
5.900% 6/15/52 (a)	461,000	458,386
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (a)	265,000	211,291
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (b)	735,000	726,731
MetLife Capital Trust IV
7.875% 12/15/67 (a)	325,000	350,307
Prudential Financial, Inc.
5 year CMT + 3.162% 5.125% VRN 3/01/52	565,000	521,580
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	200,000	194,740
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	570,000	472,342
4.750% 4/08/32 (a)	790,000	721,444
Unum Group
4.125% 6/15/51	460,000	341,331
USF&G Capital I
8.500% 12/15/45 (a)	95,000	125,811
XLIT Ltd.
5.500% 3/31/45	200,000	208,209
		12,964,057
Internet — 0.3%
Expedia Group, Inc.
2.950% 3/15/31	660,000	526,614
Investment Companies — 2.8%
Ares Capital Corp.
2.150% 7/15/26	560,000	471,293
Blackstone Private Credit Fund
1.750% 9/15/24 (a)	625,000	577,923
2.625% 12/15/26 (a)	330,000	276,855
4.000% 1/15/29 (a)	630,000	517,195
Golub Capital BDC, Inc.
2.500% 8/24/26	195,000	163,426
3.375% 4/15/24	562,000	540,038

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	$500,000	$466,511
6.250% 5/15/26	1,000,000	930,000
OWL Rock Core, Income Corp.
4.700% 2/08/27 (a)	410,000	374,491
5.500% 3/21/25 (a)	535,000	514,040
		4,831,772
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	225,000	241,392
Leisure Time — 0.2%
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (a)	485,000	358,420
Lodging — 0.7%
Las Vegas Sands Corp.
3.900% 8/08/29	525,000	433,898
Travel & Leisure Co.
4.500% 12/01/29 (a)	917,000	710,341
		1,144,239
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (a)	250,000	230,102
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	150,000	104,780
Comcast Corp.
4.600% 8/15/45	300,000	284,222
CSC Holdings LLC
4.625% 12/01/30 (a)	250,000	167,500
5.000% 11/15/31 (a)	325,000	219,060
5.750% 1/15/30 (a)	200,000	145,500
Discovery Communications LLC
4.000% 9/15/55	235,000	165,671
4.650% 5/15/50	55,000	43,500
DISH DBS Corp.
7.375% 7/01/28	1,123,000	758,845
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (a)	231,000	178,534
Time Warner Cable, Inc.
4.500% 9/15/42	250,000	196,062
6.750% 6/15/39	115,000	114,763
		2,608,539
Mining — 1.6%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	585,000	496,181
First Quantum Minerals Ltd.
6.875% 3/01/26 (a)	1,000,000	921,000
Freeport-McMoRan, Inc.
5.400% 11/14/34	350,000	341,568
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	149,000	140,742

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Novelis Corp.
3.875% 8/15/31 (a)	$533,000	$408,678
Perenti Finance Pty Ltd.
6.500% 10/07/25 (a) (c)	325,000	308,912
Teck Resources Ltd.
5.200% 3/01/42	97,000	88,910
		2,705,991
Oil & Gas — 3.2%
Antero Resources Corp.
7.625% 2/01/29 (a)	125,000	127,159
BP Capital Markets PLC
5 year CMT + 4.036% 4.375% VRN (b)	530,000	502,175
5 year CMT + 4.398% 4.875% VRN (b)	310,000	270,131
Cenovus Energy, Inc.
6.750% 11/15/39	175,000	187,394
Devon Energy Corp.
5.000% 6/15/45	289,000	269,328
EQT Corp.
7.500% STEP 2/01/30	380,000	405,639
Nabors Industries, Inc.
7.375% 5/15/27 (a)	564,000	535,800
Occidental Petroleum Corp.
5.875% 9/01/25	300,000	298,695
6.375% 9/01/28	300,000	303,750
6.600% 3/15/46	235,000	249,570
6.950% 7/01/24	177,000	182,310
Ovintiv, Inc.
6.500% 8/15/34	185,000	193,682
6.500% 2/01/38	160,000	165,578
Patterson-UTI Energy, Inc.
3.950% 2/01/28	540,000	449,501
5.150% 11/15/29	615,000	528,397
Petroleos Mexicanos
4.625% 9/21/23	575,000	562,292
5.350% 2/12/28	190,000	148,021
6.375% 1/23/45	35,000	21,175
6.500% 3/13/27	65,000	56,355
6.625% 6/15/38	51,000	33,201
		5,490,153
Oil & Gas Services — 0.9%
Halliburton Co.
5.000% 11/15/45	220,000	203,009
NOV, Inc.
3.600% 12/01/29 (c)	742,000	668,045
3.950% 12/01/42	314,000	230,685
Weatherford International Ltd.
8.625% 4/30/30 (a)	483,000	400,787
		1,502,526
Packaging & Containers — 0.0%
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (a)	49,000	46,795

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 1.5%
AbbVie, Inc.
4.700% 5/14/45	$350,000	$331,326
AdaptHealth LLC
4.625% 8/01/29 (a)	665,000	546,962
Bausch Health Americas, Inc.
9.250% 4/01/26 (a) (c)	400,000	286,000
Bausch Health Cos., Inc.
5.250% 1/30/30 (a)	250,000	129,081
6.250% 2/15/29 (a)	245,000	131,393
Cigna Corp.
4.800% 7/15/46	185,000	177,247
CVS Health Corp.
5.050% 3/25/48	115,000	110,779
6.125% 9/15/39	25,000	27,056
CVS Pass-Through Trust
5.926% 1/10/34 (a)	170,273	174,943
7.507% 1/10/32 (a)	12,352	13,489
Utah Acquisition Sub, Inc.
3.950% 6/15/26	350,000	330,124
5.250% 6/15/46	350,000	287,531
		2,545,931
Pipelines — 1.7%
Energy Transfer LP
6.125% 12/15/45	230,000	220,367
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	615,000	461,000
5 year CMT + 5.134% 6.750% VRN (b)	270,000	225,298
EnLink Midstream Partners LP 3 mo. USD LIBOR + 4.110%
6.000% VRN (b)	375,000	250,127
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (b)	850,000	807,228
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	265,000	234,804
4.700% 6/15/44	260,000	207,289
6.650% 1/15/37	175,000	175,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% 1/15/29	246,000	251,043
		2,832,356
Private Equity — 0.3%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	325,000	281,524
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	160,000	120,708
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	230,000	163,924
		566,156
Real Estate Investment Trusts (REITS) — 2.0%
Broadstone Net Lease LLC
2.600% 9/15/31	405,000	331,201
Host Hotels & Resorts LP
2.900% 12/15/31	130,000	103,504
3.500% 9/15/30	476,000	407,939

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Invitation Homes Operating Partnership LP
4.150% 4/15/32	$110,000	$100,148
Iron Mountain, Inc.
5.250% 7/15/30 (a)	250,000	217,349
Omega Healthcare Investors, Inc.
3.625% 10/01/29	640,000	544,315
4.750% 1/15/28	202,000	191,984
Piedmont Operating Partnership LP
2.750% 4/01/32	235,000	181,994
Rexford Industrial Realty LP
2.125% 12/01/30	246,000	197,758
Service Properties Trust
4.950% 10/01/29	590,000	404,150
Spirit Realty LP
2.700% 2/15/32	120,000	94,189
3.200% 1/15/27	220,000	202,207
3.400% 1/15/30	325,000	282,047
Ventas Realty LP
5.700% 9/30/43	85,000	86,670
WP Carey, Inc.
2.450% 2/01/32	61,000	49,204
		3,394,659
Retail — 0.2%
Nordstrom, Inc.
4.250% 8/01/31	440,000	333,445
Telecommunications — 2.3%
Altice France SA
5.125% 7/15/29 (a)	442,000	333,710
AT&T, Inc.
3.500% 9/15/53	407,000	310,773
3.550% 9/15/55	814,000	613,935
British Telecommunications PLC
9.625% STEP 12/15/30	150,000	187,062
Frontier Communications Holdings LLC
6.000% 1/15/30 (a) (c)	1,138,000	879,105
Hughes Satellite Systems Corp.
6.625% 8/01/26	444,000	394,050
Sprint Capital Corp.
6.875% 11/15/28	500,000	525,760
8.750% 3/15/32	141,000	169,690
Verizon Communications, Inc.
2.875% 11/20/50	160,000	114,094
2.987% 10/30/56	233,000	163,013
Vodafone Group PLC
5.250% 5/30/48	255,000	243,988
		3,935,180
Transportation — 0.1%
CSX Corp.
4.750% 11/15/48	145,000	142,455
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust 3 mo. USD LIBOR + 4.300%
6.500% VRN 6/15/45 (a)	600,000	550,706

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Venture Capital — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	$738,000	$637,779
3.375% 1/20/27	340,000	298,059
		935,838

TOTAL CORPORATE DEBT (Cost $94,850,904)		81,002,044

MUNICIPAL OBLIGATIONS — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.475% 8/01/39	400,000	395,974

TOTAL MUNICIPAL OBLIGATIONS (Cost $400,000)		395,974

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.6%
Automobile Asset-Backed Securities — 0.2%
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class D
4.680% 4/14/31 (a)	422,000	421,792
Commercial Mortgage-Backed Securities — 12.8%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.249% VRN 7/05/40 (a) (e)	530,000	466,991
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 2.674% FRN 9/15/34 (a)	150,000	142,546
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (e)	440,000	396,132
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (e)	540,000	481,998
BANK
Series 2020-BN30, Class MCDF, 3.016% VRN 12/15/53 (e)	500,000	346,637
Series 2019-BN17, Class C, 4.669% VRN 4/15/52 (e)	331,000	304,257
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (e)	400,000	369,275
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (e)	280,000	248,908
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (e)	270,000	226,040
Benchmark Mortgage Trust
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (e)	500,000	386,844
Series 2020-IG1, Class D, 3.347% VRN 9/15/43 (e)	400,000	279,447
BGME Trust, Series 2021-VR, Class D,
3.094% VRN 1/10/43 (a) (e)	3,100,000	2,524,790
BX Commercial Mortgage Trust
Series 2021-BXMF, Class E, 1 mo. USD LIBOR + 2.427% 3.751% FRN 10/15/26 (a)	1,500,000	1,426,530
Series 2021-VOLT, Class G, 1 mo. USD LIBOR + 2.850% 4.174% FRN 9/15/36 (a)	2,004,000	1,852,634
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
3.474% FRN 12/15/37 (a)	572,453	550,245
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	188,698
Cold Storage Trust, Series 2020-ICE5, Class E, 1 mo. USD LIBOR + 2.766%
4.090% FRN 11/15/37 (a)	589,794	566,172
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C,
4.428% VRN 5/10/48 (e)	110,000	104,287
DC Office Trust
Series 2019-MTC, Class D, 3.174% VRN 9/15/45 (a) (e)	357,000	292,344

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-MTC, Class E, 3.174% VRN 9/15/45 (a) (e)	$622,000	$490,952
DROP Mortgage Trust, Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750%
4.070% FRN 10/15/43 (a)	998,000	927,484
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D
3.000% 7/10/51 (a)	599,000	436,314
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.558% VRN 7/10/39 (a) (e)	630,000	524,943
Jackson Park Trust, Series 2019-LIC, Class D,
3.351% VRN 10/14/39 (a) (e)	686,000	552,053
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class C, 3.565% VRN 1/05/39 (a) (e)	700,000	623,873
Series 2019-OSB, Class E, 3.909% VRN 6/05/39 (a) (e)	553,000	479,842
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.797% VRN 8/15/47 (e)	300,000	285,607
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
3.074% FRN 8/15/38 (a)	900,000	863,727
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
3.124% FRN 5/15/36 (a)	263,000	250,517
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
3.074% FRN 3/15/38 (a)	424,643	395,973
Med Trust 2021-MDLN, Series 2021-MDLN, Class F, 1 mo. USD LIBOR + 4.000%
5.325% FRN 11/15/38 (a)	2,000,000	1,839,659
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	205,000	174,291
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (e)	215,000	181,270
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
3.425% FRN 4/15/38 (a)	1,100,000	1,031,354
MKT Mortgage Trust, Series 2020-525M, Class E,
3.039% VRN 2/12/40 (a) (e)	213,000	166,518
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
3.424% FRN 7/15/39 (a)	864,000	808,865
Wells Fargo Commercial Mortgage Trust
Series 2021-FCMT, Class C, 1 mo. USD LIBOR + 2.400% 3.724% FRN 5/15/31 (a)	461,000	438,546
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (e)	140,000	129,649
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C,
5.031% VRN 8/15/45 (e)	100,000	99,745
		21,855,957
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
2.104% FRN 10/25/34 (a)	18,555	18,545
Other Asset-Backed Securities — 13.2%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
3.113% FRN 10/20/31 (a)	250,000	234,118
AASET Trust, Series 2019-2, Class C
6.413% 10/16/39 (a)	1,227,028	586,645
AIMCO CLO Series Ltd., Series 2018-AA, Class B, 3 mo. USD LIBOR + 1.400%
2.444% FRN 4/17/31 (a)	250,000	237,735

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Anchorage Capital CLO Ltd., Series 2021-19A, Class A, 3 mo. USD LIBOR + 1.210%
1.375% FRN 10/15/34 (a)	$1,000,000	$967,907
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
2.524% FRN 10/25/34	151,471	147,674
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
2.934% FRN 1/23/31 (a)	250,000	240,123
Ballyrock CLO Ltd., Series 2021-17A, Class A1A, 3 mo. USD LIBOR + 1.150%
2.213% FRN 10/20/34 (a)	250,000	241,226
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (a)	336,658	297,489
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	47,360	46,434
Series 2017-1A, Class B, 3.240% 5/25/29 (a)	39,123	38,350
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	1,315,511	1,173,327
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
3.194% FRN 10/15/34 (a)	250,000	230,084
Capital Automotive REIT, Series 2020-1A, Class B3
4.950% 2/15/50 (a)	671,000	576,338
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	154,182	136,013
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
2.224% FRN 11/16/30 (a)	250,000	246,808
DataBank Issuer, Series 2021-1A, Class B
2.650% 2/27/51 (a)	300,000	271,567
Diameter Capital CLO Ltd., Series 2021-2A, Class A1, 3 mo. USD LIBOR + 1.220%
2.264% FRN 10/15/36 (a)	500,000	480,492
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (a)	54,443	53,279
Series 2016-A, Class B, 3.220% 4/25/28 (a)	33,197	32,648
Falcon Aerospace Ltd., Series 2019-1, Class C
6.656% 9/15/39 (a)	317,548	206,248
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	6,931	6,935
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
3.113% FRN 10/20/32 (a)	250,000	233,948
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	159,407	148,035
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	89,120	84,854
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	118,735	109,889
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	516,640	465,517
Gracie Point International Funding, Series 2021-1A, Class C, 1 mo. USD LIBOR + 2.400%
3.462% FRN 11/01/23 (a)	610,000	603,426
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD LIBOR + 1.750%
2.794% FRN 1/15/37 (a)	250,000	237,100
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
2.763% FRN 1/20/31 (a)	280,000	268,533
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	62,696	61,061

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	$84,361	$80,643
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	32,147	31,139
Series 2016-4A, Class A2, 4.290% 9/20/47 (a)	64,932	64,490
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	182,482
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (a)	273,167	219,979
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	474,501	411,547
J.G. Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	138,000	128,362
KDAC Aviation Finance Ltd., Series 2017-1A, Class A
4.212% 12/15/42 (a)	294,674	234,265
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A
4.250% 12/15/38 (a)	349,907	307,195
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	320,284	285,561
LoanCore Issuer Ltd., Series 2022-CRE7, Class E, SOFR + 3.750%,
4.529% FRN 1/17/37 (a)	1,000,000	933,987
Lunar Aircraft Ltd.
Series 2020-1A, Class B, 4.335% 2/15/45 (a)	118,062	92,743
Series 2020-1A, Class C, 6.413% 2/15/45 (a)	217,468	165,449
MACH 1, Series 2019-1, Class B
4.335% 10/15/39 (a)	319,562	265,214
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 2.644% FRN 7/15/30 (a)	950,000	912,301
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 3.136% FRN 1/22/31 (a)	300,000	281,467
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (a)	381,000	344,677
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	28,378	27,805
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
2.694% FRN 7/15/34 (a)	500,000	474,225
OHA Credit Funding Ltd., Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150%
3.213% FRN 1/20/32 (a)	300,000	283,712
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
2.913% FRN 10/20/34 (a)	250,000	235,062
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .720%
2.344% FRN 8/25/35	4,578	4,574
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (a)	341,661	276,765
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	496,275	449,731
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
2.456% FRN 10/30/34 (a)	500,000	481,413
Rad CLO 15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.050%
2.297% FRN 1/20/34 (a)	250,000	232,450
Rad CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD LIBOR + 2.100%
3.284% FRN 4/25/32 (a)	250,000	243,386
Renew, Series 2021-1, Class M
3.210% 11/20/56 (a)	193,623	178,133

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.720%
3.198% FRN 5/20/31 (a)	$250,000	$239,498
Sierra Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	59,668	57,668
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	274,688	232,470
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
3.755% FRN 8/18/31 (a)	490,000	454,887
Store Master Funding I-VII and XIV, Series 2019-1, Class A4
4.490% 11/20/49 (a)	760,054	640,003
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	106,703	100,933
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	275,154	260,617
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
2.763% FRN 1/20/31 (a)	490,000	466,251
Thrust Engine Leasing
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,142,510	980,837
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	373,436	320,300
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
2.713% FRN 10/20/32 (a)	250,000	238,082
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
2.343% FRN 4/20/33 (a)	1,000,000	975,551
WAVE LLC, Series 2019-1, Class B
4.581% 9/15/44 (a)	608,521	421,621
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (a)	332,513	291,153
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	200,474	163,994
Zaxby's Funding LLC, Series 2021-1A, Class A2
3.238% 7/30/51 (a)	217,358	192,126
		22,528,551
Student Loans Asset-Backed Securities — 3.2%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
3.124% FRN 7/25/58 (a)	130,000	119,668
College Avenue Student Loans LLC
Series 2021-A, Class C, 2.920% 7/25/51 (a)	576,000	544,660
Series 2021-A, Class D, 4.120% 7/25/51 (a)	284,000	264,030
Series 2019-A, Class C, 4.460% 12/28/48 (a)	177,673	172,687
Series 2019-A, Class D, 5.500% 12/28/48 (a)	124,849	122,242
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	34,602	33,162
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	63,778	61,846
EDvestinU Private Education Loan Issue No 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (a)	600,000	516,023
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%
1.974% FRN 8/25/42	482,640	461,595
Navient Student Loan Trust
Series 2018-1A, Class B, 1 mo. USD LIBOR + 1.200% 2.824% FRN 3/25/67 (a)	250,000	238,599
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	134,298

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
3.374% FRN 12/26/40 (a)	$8,753	$8,750
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (e)	150,000	148,118
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.447% FRN 6/25/41	96,345	88,821
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 2.624% FRN 11/25/36 (a)	200,000	196,543
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 2.624% FRN 6/25/42 (a)	150,000	148,264
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 2.624% FRN 7/26/49 (a)	350,000	328,483
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 6/25/41 (a)	100,000	100,000
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 5/26/54 (a)	100,000	99,999
SLM Student Loan Trust
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 1.384% FRN 1/27/42	239,554	219,862
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 1.384% FRN 1/25/70	131,011	122,764
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 1.394% FRN 10/25/40	116,609	109,078
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 1.474% FRN 1/25/44	256,703	232,939
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 1.484% FRN 1/25/41	326,800	305,687
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 1.654% FRN 10/25/64	87,154	83,113
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (a)	185,000	177,616
SoFi Professional Loan Program LLC
Series 2017-C, Class C, 4.210% VRN 7/25/40 (a) (e)	180,000	169,766
Series 2017-A, Class C, 4.430% VRN 3/26/40 (a) (e)	170,000	162,210
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%
3.124% FRN 1/25/36	55,566	55,599
		5,426,422
Whole Loan Collateral Collateralized Mortgage Obligations — 2.2%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (a) (e)	492,000	477,645
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (a) (e)	260,000	256,217
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.560% VRN 8/25/34 (e)	5,625	5,403
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.458% VRN 1/25/47 (a) (e)	87,850	80,124
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (e)	3,600,000	2,728,280
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
4.474% FRN 2/25/23 (a)	210,000	208,045
		3,755,714

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $60,367,319)		54,006,981

SOVEREIGN DEBT OBLIGATIONS — 0.4%
Mexico Government International Bond
3.500% 2/12/34	415,000	340,131

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 3/08/44	$414,000	$339,922
		680,053

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $862,519)		680,053

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 16.2%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	4,150	4,394
Pass-Through Securities — 16.2%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	499,148	436,467
Pool #RA4255 2.000% 1/01/51	1,038,626	908,850
Pool #SD0905 3.000% 3/01/52	783,120	734,240
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	503,688	457,065
Pool #MA3029 3.000% 6/01/32	283,759	281,423
Pool #MA3090 3.000% 8/01/32	114,258	113,282
Pool #AR3007 3.000% 2/01/43	92,669	88,767
Pool #FS1075 3.000% 3/01/52	789,360	740,337
Pool #CB3304 3.000% 4/01/52	1,190,332	1,116,407
Pool #CB3305 3.000% 4/01/52	1,443,194	1,351,761
Pool #AS1304 3.500% 12/01/28	77,541	77,828
Pool #MA1356 3.500% 2/01/43	529,416	520,407
Pool #CA6096 3.500% 6/01/50	1,072,893	1,043,320
Pool #FM4017 3.500% 8/01/50	69,964	67,986
Pool #CB3842 3.500% 6/01/52	2,298,060	2,221,074
Pool #CA1909 4.500% 6/01/48	395,727	403,302
Pool #AD6437 5.000% 6/01/40	30,645	32,179
Pool #AD6996 5.000% 7/01/40	192,665	202,439
Pool #AL8173 5.000% 2/01/44	62,496	65,831
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	456	490
Pool #587280 6.500% 9/15/32	687	730
Pool #550659 6.500% 9/15/35	48,546	53,063
Pool #538689 6.500% 12/15/35	7,421	8,142
Pool #780651 7.000% 10/15/27	382	403
Pool #462384 7.000% 11/15/27	221	233
Pool #482668 7.000% 8/15/28	610	648
Pool #581417 7.000% 7/15/32	554	591
Pool #423836 8.000% 8/15/26	253	267
Pool #444619 8.000% 3/15/27	10	10
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	527,395	503,671
Pool #MA6283 3.000% 11/20/49	931,569	887,481
Pool #MA6409 3.000% 1/20/50	965,870	919,706
Pool #MA4321 3.500% 3/20/47	611,669	601,649
Government National Mortgage Association II TBA 3.000% 7/21/52 (d)	1,900,000	1,793,719
Uniform Mortgage Backed Securities TBA
3.000% 7/14/52 (d)	2,900,000	2,705,156
3.500% 7/14/52 (d)	2,450,000	2,359,273
4.000% 7/14/52 (d)	6,600,000	6,516,469

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 7/14/52 (d)	$450,000	$452,250
		27,666,916

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $28,766,142)		27,671,310

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bonds & Notes — 0.9%
U.S. Treasury Bond
2.250% 8/15/49 (g)	1,770,000	1,464,400

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,673,607)		1,464,400

TOTAL BONDS & NOTES (Cost $186,920,491)		165,220,762

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $1,164)		89,260

	Number of Shares
WARRANTS — 0.0%

Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (h) (i) (j)	150	4,228

TOTAL WARRANTS (Cost $0)		4,228

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	1,639,645	1,639,645

TOTAL MUTUAL FUNDS (Cost $1,639,645)		1,639,645

TOTAL LONG-TERM INVESTMENTS (Cost $190,171,925)		168,120,360

	Principal Amount
SHORT-TERM INVESTMENTS — 9.2%
Commercial Paper — 7.0%
Duke Energy Corp.
1.928% 7/12/22 (a)	$2,000,000	1,998,737
Fortive Corp.
2.112% 7/13/22 (a)	3,000,000	2,997,940
The Southern Co.
1.624% 7/13/22 (a)	3,000,000	2,997,940

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Spire, Inc.
1.980% 7/14/22 (a)	$4,000,000	$3,997,027
		11,991,644
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (l)	3,776,202	3,776,202

TOTAL SHORT-TERM INVESTMENTS (Cost $15,768,544)		15,767,846

TOTAL INVESTMENTS — 107.7% (Cost $205,940,469) (m)		183,888,206

Other Assets/(Liabilities) — (7.7)%		(13,157,155)

NET ASSETS — 100.0%		$170,731,051

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $95,474,203 or 55.92% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $2,632,774 or 1.54% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,056,616 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives.
(h)	Investment was valued using significant unobservable inputs.
(i)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $4,228 or 0.00% of net assets.
(j)	Non-income producing security.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	Maturity value of $3,776,227. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $3,851,782.
(m)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put GBP Call	Goldman Sachs International	8/08/22	1.28	160,000	USD	160,000	$89,260	$1,164	$88,096

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call BRL Put	Bank of America N.A.	7/15/22	6.10	300,000	USD	300,000	$(16)	$(7,612)	$7,596
USD Call GBP Put	Goldman Sachs International	8/08/22	1.17	160,000	USD	160,000	—	(1,189)	1,189
							$(16)	$(8,801)	$8,785

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/12/22	USD	162,935	MXN	3,296,416	$(783)
Bank of America N.A.	7/19/22	NOK	923,962	USD	105,461	(11,633)
Bank of America N.A.	7/19/22	USD	6,013	CHF	5,565	179
Bank of America N.A.	7/19/22	USD	255,953	ZAR	4,212,835	(2,630)
Bank of America N.A.	8/16/22	EUR	3,179	USD	3,372	(31)
Bank of America N.A.	8/16/22	SEK	989,299	USD	97,634	(774)
Bank of America N.A.	8/16/22	USD	19,000	RON	90,373	(30)
Bank of America N.A.	8/16/22	USD	98,808	SEK	989,299	1,948
Bank of America N.A.	8/16/22	USD	161,000	TRY	2,933,903	(9,287)
Bank of America N.A.	8/16/22	USD	425,000	EUR	406,248	(1,946)
Bank of America N.A.	8/23/22	USD	150,309	PHP	7,968,622	5,493
BNP Paribas SA	7/26/22	CNH	1,329,139	USD	197,000	1,549
BNP Paribas SA	7/26/22	USD	529,513	CNH	3,413,875	19,542
Citibank N.A.	7/12/22	USD	143,166	COP	539,399,400	13,399
Citibank N.A.	7/19/22	CZK	1,356,954	USD	58,000	(619)
Citibank N.A.	7/28/22	UYU	1,881,181	USD	44,504	2,584
Citibank N.A.	7/28/22	USD	46,449	UYU	1,881,181	(639)
Citibank N.A.	8/04/22	UYU	1,930,549	USD	45,586	2,426
Citibank N.A.	8/04/22	USD	47,551	UYU	1,930,549	(460)
Citibank N.A.	8/09/22	CLP	231,295,350	USD	263,000	(12,901)
Citibank N.A.	8/09/22	USD	112,428	COP	459,294,795	2,493
Citibank N.A.	8/09/22	USD	100,000	ARS	13,490,000	(1,338)
Citibank N.A.	8/11/22	UYU	935,077	USD	22,054	1,201
Citibank N.A.	8/11/22	USD	22,947	UYU	935,077	(308)
Citibank N.A.	8/16/22	NOK	1,535,232	USD	163,000	(7,001)
Citibank N.A.	8/16/22	EUR	356,665	USD	373,000	1,837
Citibank N.A.	8/16/22	USD	142,000	CHF	139,006	(4,010)
Citibank N.A.	8/23/22	KRW	125,080,000	USD	98,838	(2,411)
Citibank N.A.	9/15/22	EGP	1,321,966	USD	78,000	(10,349)
Citibank N.A.	12/15/22	USD	156,000	EGP	2,746,682	20,010
Goldman Sachs International	7/19/22	NOK	138,414	USD	14,000	56
Goldman Sachs International	8/09/22	USD	26,000	COP	108,414,020	50
Goldman Sachs International	8/16/22	CZK	2,319,365	USD	96,886	813
Goldman Sachs International	8/16/22	USD	107,000	HUF	39,794,781	2,529
Goldman Sachs International	8/16/22	USD	95,649	CZK	2,319,365	(2,050)
HSBC Bank USA	7/12/22	PEN	768,458	USD	205,773	(5,215)
HSBC Bank USA	7/12/22	USD	95,000	PEN	364,135	(35)
HSBC Bank USA	7/19/22	RON	483,305	USD	101,000	1,217
HSBC Bank USA	7/19/22	USD	250,058	RON	1,149,617	6,920
HSBC Bank USA	7/26/22	USD	275,000	THB	9,463,575	7,121
HSBC Bank USA	8/09/22	BRL	491,998	USD	95,090	(2,072)
HSBC Bank USA	8/16/22	ILS	914,455	USD	266,000	(3,520)
HSBC Bank USA	8/23/22	KRW	384,116,130	USD	303,000	(6,878)
HSBC Bank USA	8/23/22	USD	13,000	CNH	87,090	(7)
HSBC Bank USA	8/23/22	USD	214,000	INR	16,750,850	2,686
HSBC Bank USA	8/23/22	USD	145,682	THB	5,021,522	3,350
JP Morgan Chase Bank N.A.	7/19/22	USD	56,049	CZK	1,356,954	(1,332)
JP Morgan Chase Bank N.A.	8/09/22	USD	94,695	BRL	491,998	1,677
Morgan Stanley & Co. LLC	7/12/22	MXN	3,296,416	USD	160,682	3,036
Morgan Stanley & Co. LLC	7/19/22	ZAR	4,212,835	USD	262,000	(3,417)
Morgan Stanley & Co. LLC	7/19/22	USD	386,000	CHF	367,305	925
Morgan Stanley & Co. LLC	7/26/22	MYR	578,820	USD	132,000	(688)
Morgan Stanley & Co. LLC	7/26/22	USD	115,000	THB	3,991,650	2,011
Morgan Stanley & Co. LLC	8/09/22	PEN	206,234	USD	53,449	214
Morgan Stanley & Co. LLC	8/16/22	EUR	142,802	USD	153,000	(2,923)
Morgan Stanley & Co. LLC	8/23/22	MYR	1,764,158	USD	401,739	(1,432)
Morgan Stanley & Co. LLC	8/23/22	JPY	67,741,432	USD	535,000	(34,147)
						$(25,600)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/22	46	$6,410,573	$(33,823)
U.S. Treasury Ultra Bond	9/21/22	70	11,078,518	(274,455)
U.S. Treasury Note 2 Year	9/30/22	85	17,955,185	(103,857)
U.S. Treasury Note 5 Year	9/30/22	22	2,455,849	13,651
				$(398,484)
Short
U.S. Treasury Ultra 10 Year	9/21/22	32	$(4,088,726)	$12,726

Currency Legend

ARS	Argentinean Peso
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippine Peso
RON	New Romanian Leu
SEK	Swedish Krona
THB	Thai Baht
TRY	New Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

MassMutual High Yield Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.0%

COMMON STOCK — 1.0%
Energy — 1.0%
Oil & Gas — 1.0%
Fieldwood Energy LLC (a)	48,768	$—
Fieldwood Energy LLC (a) (b) (c)	11,966	—
Tourmaline Oil Corp. (d)	84,668	4,402,447
		4,402,447

TOTAL COMMON STOCK (Cost $2,676,721)		4,402,447

TOTAL EQUITIES (Cost $2,676,721)		4,402,447

	Principal Amount
BONDS & NOTES — 91.2%
BANK LOANS — 2.9%
Computers — 0.0%
SonicWall US Holdings, Inc., 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.500%
9.006% VRN 5/18/26	$51,897	49,458
Food — 0.3%
Florida Food Products, LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
6.666% VRN 10/18/28	1,230,611	1,150,621
Internet — 0.3%
TouchTunes Interactive Networks, Inc., 2022 Term Loan, 3 mo. SOFR+ 5.250%
7.304% VRN 4/02/29	1,551,590	1,497,285
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. SOFR + 4.250%
5.875% VRN 4/13/29	655,769	611,812
Pharmaceuticals — 0.2%
Perrigo Investments, LLC, Term Loan B, 1 mo. SOFR + 2.500%
3.645% VRN 4/20/29	808,229	775,900
Software — 2.0%
Finastra USA, Inc., USD 2nd Lien Term Loan , 3 mo. USD LIBOR + 7.250%
8.489% VRN 6/13/25	4,430,158	3,784,639
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.848% VRN 12/01/27	1,226,925	1,051,070

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mitnick Corporate Purchaser, Inc., Term Loan, 3 mo. SOFR + 4.750%
5.924% VRN 5/02/29	$2,111,257	$2,000,416
Quest Software US Holdings, Inc., 2022 2nd Lien Term Loan, 3 mo. SOFR + 7.500%,
8.724% VRN 2/01/30	2,522,327	2,248,024
		9,084,149

TOTAL BANK LOANS (Cost $14,162,753)		13,169,225

CORPORATE DEBT — 88.3%
Advertising — 0.8%
CMG Media Corp.
8.875% 12/15/27 (e)	2,314,000	1,825,538
Stagwell Global LLC
5.625% 8/15/29 (e)	1,514,000	1,216,544
Summer BC Bidco B LLC
5.500% 10/31/26 (e)	515,000	461,259
		3,503,341
Aerospace & Defense — 0.1%
TransDigm, Inc.
8.000% 12/15/25 (e)	221,000	223,487
Agriculture — 0.3%
Darling Ingredients, Inc.
6.000% 6/15/30 (e)	1,162,000	1,158,805
Airlines — 2.2%
American Airlines, Inc.
11.750% 7/15/25 (e)	2,318,000	2,408,518
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (e)	3,925,000	3,606,231
5.750% 4/20/29 (e)	1,488,000	1,273,676
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (e)	1,287,000	1,264,863
United Airlines, Inc.
4.375% 4/15/26 (e)	758,000	676,515
4.625% 4/15/29 (e)	795,000	669,291
		9,899,094
Auto Manufacturers — 1.4%
Ford Motor Co.
3.250% 2/12/32	2,869,000	2,127,435
Ford Motor Credit Co. LLC
4.000% 11/13/30	2,330,000	1,887,894
4.125% 8/17/27	1,560,000	1,373,580
4.389% 1/08/26	712,000	655,795
5.113% 5/03/29	322,000	288,665
		6,333,369
Auto Parts & Equipment — 0.3%
Adient Global Holdings Ltd.
4.875% 8/15/26 (e)	1,734,000	1,521,862

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.4%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (e)	$2,529,000	$1,792,889
Building Materials — 1.2%
Jeld-Wen, Inc.
4.875% 12/15/27 (d) (e)	474,000	369,720
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (e)	2,072,000	1,703,256
9.750% 7/15/28 (e)	3,764,000	3,218,220
		5,291,196
Chemicals — 3.1%
ASP Unifrax Holdings, Inc.
7.500% 9/30/29 (e)	423,000	293,586
Consolidated Energy Finance SA
5.625% 10/15/28 (e)	4,296,000	3,460,481
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (e)	1,603,000	1,350,528
Methanex Corp.
5.125% 10/15/27	2,056,000	1,814,420
5.250% 12/15/29	1,618,000	1,367,695
Olympus Water US Holding Corp.
4.250% 10/01/28 (e)	2,503,000	1,960,475
6.250% 10/01/29 (d) (e)	1,772,000	1,233,640
Polar US Borrower LLC / Schenectady International Group, Inc.
6.750% 5/15/26 (e)	346,000	241,688
Tronox, Inc.
4.625% 3/15/29 (e)	1,296,000	1,043,009
Vibrantz Technologies, Inc.
9.000% 2/15/30 (e)	1,743,000	1,228,684
		13,994,206
Coal — 0.7%
Coronado Finance Pty Ltd.
10.750% 5/15/26 (e)	2,339,000	2,426,713
Warrior Met Coal, Inc.
7.875% 12/01/28 (e)	564,000	539,732
		2,966,445
Commercial Services — 3.2%
Alta Equipment Group, Inc.
5.625% 4/15/26 (e)	2,194,000	1,875,870
APi Escrow Corp.
4.750% 10/15/29 (e)	1,278,000	1,025,595
Ashtead Capital, Inc.
4.000% 5/01/28 (e)	306,000	276,642
CoreLogic, Inc.
4.500% 5/01/28 (e)	1,254,000	965,580
The Hertz Corp.
5.000% 12/01/29 (e)	1,347,000	1,041,810
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (e)	2,865,000	2,392,972
PROG Holdings, Inc.
6.000% 11/15/29 (e)	2,360,000	1,784,585

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Rent-A-Center, Inc
6.375% 2/15/29 (d) (e)	$499,000	$389,220
Sabre GLBL, Inc.
7.375% 9/01/25 (e)	1,138,000	1,061,902
9.250% 4/15/25 (e)	3,672,000	3,538,156
		14,352,332
Computers — 1.1%
Condor Merger Sub, Inc.
7.375% 2/15/30 (d) (e)	3,092,000	2,525,777
Presidio Holdings, Inc.
8.250% 2/01/28 (e)	2,787,000	2,449,732
		4,975,509
Cosmetics & Personal Care — 0.6%
Coty, Inc. /HFC Prestige Products, Inc. /HFC Prestige International US LLC
4.750% 1/15/29 (e)	3,086,000	2,665,533
Distribution & Wholesale — 0.8%
American Builders & Contractors Supply Co., Inc.
3.875% 11/15/29 (e)	1,527,000	1,220,823
Resideo Funding, Inc.
4.000% 9/01/29 (e)	2,600,000	2,029,118
Univar Solutions USA, Inc.
5.125% 12/01/27 (e)	177,000	164,732
		3,414,673
Diversified Financial Services — 4.7%
Coinbase Global, Inc.
3.375% 10/01/28 (d) (e)	1,255,000	780,372
3.625% 10/01/31 (d) (e)	1,018,000	564,165
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (e)	9,179,749	6,953,660
Jefferson Capital Holdings LLC
6.000% 8/15/26 (e)	2,664,000	2,331,000
Midcap Financial Issuer Trust
5.625% 1/15/30 (e)	723,000	564,106
6.500% 5/01/28 (e)	2,875,000	2,472,500
OneMain Finance Corp.
4.000% 9/15/30	1,207,000	893,554
5.375% 11/15/29	2,695,000	2,179,943
PRA Group, Inc.
5.000% 10/01/29 (e)	4,020,000	3,321,605
7.375% 9/01/25 (e)	1,113,000	1,082,393
		21,143,298
Electric — 1.6%
PG&E Corp.
5.000% 7/01/28	3,644,000	3,125,568
5.250% 7/01/30	583,000	479,517
Pike Corp.
5.500% 9/01/28 (e)	2,213,000	1,770,400
Vistra Operations Co. LLC
4.875% 5/13/24 (e)	1,968,000	1,957,868
		7,333,353

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.500% 12/31/27 (e)	$1,508,000	$1,321,385
Electronics — 0.7%
Atkore, Inc.
4.250% 6/01/31 (e)	3,884,000	3,223,720
Engineering & Construction — 1.0%
Arcosa, Inc.
4.375% 4/15/29 (e)	2,691,000	2,264,277
Dycom Industries, Inc.
4.500% 4/15/29 (e)	721,000	630,367
MasTec, Inc.
4.500% 8/15/28 (e)	938,000	845,356
Railworks Holdings LP / Railworks Rally, Inc.
8.250% 11/15/28 (e)	879,000	793,297
		4,533,297
Entertainment — 0.4%
Caesars Resort Collection LLC/CRC Finco, Inc.
5.750% 7/01/25 (e)	125,000	120,000
Everi Holdings, Inc.
5.000% 7/15/29 (e)	31,000	26,195
Live Nation Entertainment, Inc.
4.750% 10/15/27 (e)	1,989,000	1,780,274
		1,926,469
Environmental Controls — 0.2%
Harsco Corp.
5.750% 7/31/27 (e)	1,245,000	996,249
Food — 1.8%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (e)	2,474,000	1,997,755
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.750% 12/01/31 (e)	400,000	328,155
5.500% 1/15/30 (e)	3,870,000	3,669,861
Simmons Foods, Inc. /Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc. /Simmons Feed
4.625% 3/01/29 (e)	1,142,000	959,551
US Foods, Inc.
4.750% 2/15/29 (e)	1,147,000	1,002,696
		7,958,018
Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.750% 8/15/28 (e)	1,232,000	1,062,396
Health Care – Services — 6.5%
Centene Corp.
4.625% 12/15/29	4,327,000	4,014,169
Charles River Laboratories International, Inc.
3.750% 3/15/29 (e)	280,000	242,998
4.250% 5/01/28 (e)	2,190,000	1,967,300
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (e)	758,000	554,959

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.625% 3/15/27 (e)	$556,000	$470,515
6.000% 1/15/29 (e)	1,492,000	1,222,202
6.125% 4/01/30 (d) (e)	1,361,000	830,210
6.875% 4/15/29 (d) (e)	472,000	304,440
HCA, Inc.
3.500% 9/01/30	5,131,000	4,365,917
5.625% 9/01/28	4,451,000	4,378,426
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (e)	969,000	778,808
ModivCare, Inc.
5.875% 11/15/25 (e)	125,000	115,000
Molina Healthcare, Inc.
4.375% 6/15/28 (e)	1,253,000	1,120,567
Radiology Partners, Inc.
9.250% 2/01/28 (e)	4,598,000	3,434,301
Tenet Healthcare Corp.
4.375% 1/15/30 (e)	1,178,000	996,623
4.875% 1/01/26 (e)	1,309,000	1,204,280
6.125% 10/01/28 (e)	1,550,000	1,340,750
6.125% 6/15/30 (e)	2,081,000	1,961,384
		29,302,849
Home Builders — 1.3%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625% 8/01/29 (e)	1,339,000	1,004,250
M/I Homes, Inc.
4.950% 2/01/28	1,544,000	1,312,469
Mattamy Group Corp.
4.625% 3/01/30 (e)	4,544,000	3,320,819
5.250% 12/15/27 (e)	25,000	20,415
		5,657,953
Insurance — 0.5%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (e)	2,333,066	2,252,575
Internet — 2.2%
Acuris Finance Us, Inc. / Acuris Finance SARL
5.000% 5/01/28 (e)	540,000	448,103
Getty Images, Inc.
9.750% 3/01/27 (e)	2,165,000	2,056,750
ION Trading Technologies Sarl
5.750% 5/15/28 (e)	1,728,000	1,382,037
Millennium Escrow Corp.
6.625% 8/01/26 (e)	1,956,000	1,595,738
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
10.750% 6/01/28 (e)	2,410,000	2,144,394
Twitter, Inc.
5.000% 3/01/30 (e)	1,902,000	1,804,522
Uber Technologies, Inc.
4.500% 8/15/29 (e)	558,000	458,439
		9,889,983

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 1.1%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	$1,179,000	$1,100,033
5.250% 5/15/27	2,581,000	2,286,353
6.250% 5/15/26	1,500,000	1,395,000
		4,781,386
Leisure Time — 1.3%
Carnival Corp.
7.625% 3/01/26 (e)	651,000	502,897
5.750% 3/01/27 (e)	2,737,000	1,987,692
6.000% 5/01/29 (e)	312,000	218,010
NCL Corp. Ltd.
5.875% 3/15/26 (e)	781,000	610,793
5.875% 2/15/27 (e)	224,000	191,520
NCL Finance Ltd.
6.125% 3/15/28 (d) (e)	620,000	451,050
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (e)	2,384,000	1,761,800
		5,723,762
Lodging — 1.5%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (e)	1,266,000	966,322
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (e)	1,698,000	1,561,763
Travel & Leisure Co.
4.500% 12/01/29 (e)	1,000,000	774,635
4.625% 3/01/30 (e)	800,000	620,000
6.000% STEP 4/01/27	419,000	378,963
6.625% 7/31/26 (e)	1,839,000	1,745,947
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (e)	968,000	846,671
		6,894,301
Machinery – Diversified — 0.2%
OT Merger Corp.
7.875% 10/15/29 (e)	1,720,000	987,880
Welbilt, Inc.
9.500% 2/15/24	54,000	53,865
		1,041,745
Media — 8.9%
Altice Financing SA
5.000% 1/15/28 (e)	743,000	591,190
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (e)	3,376,000	2,607,960
4.500% 5/01/32	215,000	173,613
5.000% 2/01/28 (e)	939,000	864,265
CSC Holdings LLC
4.625% 12/01/30 (e)	1,843,000	1,234,810
5.750% 1/15/30 (e)	670,000	487,425
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (d) (e)	2,614,000	2,408,147
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (e)	3,511,000	3,018,038

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DISH DBS Corp.
5.250% 12/01/26 (e)	$392,000	$305,860
5.750% 12/01/28 (e)	504,000	373,167
5.875% 11/15/24	981,000	828,945
7.375% 7/01/28	918,000	620,320
DISH Network Corp.
3.375% 8/15/26	3,231,000	2,182,541
Gray Escrow II, Inc.
5.375% 11/15/31 (e)	1,881,000	1,507,151
iHeartCommunications, Inc.
8.375% 5/01/27 (d)	2,871,000	2,281,526
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (e)	3,185,000	2,659,475
6.750% 10/15/27 (e)	2,216,000	2,067,151
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (e)	2,534,000	1,958,465
Sinclair Television Group Inc,
5.125% 2/15/27 (d) (e)	1,350,000	1,134,502
Sirius XM Radio, Inc.
3.125% 9/01/26 (e)	1,566,000	1,381,911
3.875% 9/01/31 (e)	5,092,000	4,086,330
Townsquare Media, Inc.
6.875% 2/01/26 (d) (e)	3,013,000	2,681,719
Univision Communications, Inc.
7.375% 6/30/30 (e)	514,000	504,573
Virgin Media Secured Finance PLC
4.500% 8/15/30 (e)	250,000	205,431
5.500% 5/15/29 (e)	4,137,000	3,672,415
		39,836,930
Metal Fabricate & Hardware — 0.2%
Park-Ohio Industries, Inc.
6.625% 4/15/27 (d)	1,117,000	882,430
Mining — 2.8%
Arconic Corp.
6.125% 2/15/28 (e)	1,627,000	1,500,257
Compass Minerals International, Inc.
4.875% 7/15/24 (e)	1,164,000	1,080,008
6.750% 12/01/27 (e)	1,018,000	921,290
First Quantum Minerals Ltd.
6.500% 3/01/24 (e)	2,110,000	2,028,569
6.875% 3/01/26 (e)	1,420,000	1,307,820
7.500% 4/01/25 (e)	2,954,000	2,792,900
Hecla Mining Co.
7.250% 2/15/28	2,768,000	2,623,931
Novelis Corp.
3.250% 11/15/26 (e)	304,000	256,964
3.875% 8/15/31 (e)	313,000	239,993
		12,751,732
Miscellaneous - Manufacturing — 0.5%
Amsted Industries, Inc.
5.625% 7/01/27 (e)	2,435,000	2,288,900
Oil & Gas — 9.2%
Apache Corp.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.750% 4/15/43	$816,000	$636,155
5.100% 9/01/40	607,000	512,539
5.350% 7/01/49	910,000	719,351
Chesapeake Energy Corp.
5.500% 2/01/26 (e)	633,000	601,350
5.875% 2/01/29 (e)	1,359,000	1,281,537
Comstock Resources, Inc.
5.875% 1/15/30 (e)	733,000	630,380
6.750% 3/01/29 (e)	1,512,000	1,353,890
CVR Energy, Inc.
5.250% 2/15/25 (e)	1,318,000	1,205,981
5.750% 2/15/28 (e)	1,222,000	1,089,104
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750% 2/01/29 (e)	513,000	450,486
6.000% 4/15/30 (e)	443,000	385,410
6.000% 2/01/31 (e)	1,607,000	1,388,287
6.250% 11/01/28 (e)	2,052,000	1,909,858
Murphy Oil Corp.
6.375% 7/15/28	1,190,000	1,109,782
Nabors Industries Ltd.
7.250% 1/15/26 (e)	2,399,000	2,127,553
7.500% 1/15/28 (e)	909,000	781,740
Nabors Industries, Inc.
5.750% 2/01/25	387,000	345,591
7.375% 5/15/27 (e)	2,040,000	1,938,000
Neptune Energy Bondco PLC
6.625% 5/15/25 (e)	6,763,000	6,492,480
Occidental Petroleum Corp.
6.125% 1/01/31 (d)	1,607,000	1,628,574
6.200% 3/15/40	2,664,000	2,624,040
6.375% 9/01/28	2,015,000	2,040,187
6.450% 9/15/36	1,040,000	1,066,000
6.600% 3/15/46	1,639,000	1,740,618
Parkland Corp.
4.625% 5/01/30 (e)	795,000	644,930
5.875% 7/15/27 (e)	1,856,000	1,684,320
Range Resources Corp. Co.
8.250% 1/15/29	846,000	863,512
Southwestern Energy Co.
4.750% 2/01/32	380,000	323,821
5.375% 3/15/30	366,000	337,635
Sunoco LP/Sunoco Finance Corp.
6.000% 4/15/27	1,137,000	1,083,714
Transocean Guardian Ltd.
5.875% 1/15/24 (e)	189,802	175,415
Transocean Poseidon Ltd.
6.875% 2/01/27 (e)	183,750	163,537
Transocean, Inc.
7.250% 11/01/25 (e)	1,205,000	894,965
7.500% 1/15/26 (e)	1,662,000	1,167,960
		41,398,702
Oil & Gas Services — 0.7%
Weatherford International Ltd.
6.500% 9/15/28 (e)	964,000	865,190
8.625% 4/30/30 (e)	2,835,000	2,352,444
		3,217,634

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 1.7%
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (e)	$538,000	$506,005
8.750% 4/15/30 (e)	1,799,000	1,544,675
Graphic Packaging International LLC
3.500% 3/01/29 (e)	754,000	633,131
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (e)	2,384,000	2,276,720
Trident TPI Holdings, Inc.
9.250% 8/01/24 (e)	2,752,000	2,517,640
		7,478,171
Pharmaceuticals — 2.7%
AdaptHealth LLC
4.625% 8/01/29 (e)	94,000	77,315
5.125% 3/01/30 (e)	3,300,000	2,781,599
Bausch Health Americas, Inc.
8.500% 1/31/27 (e)	175,000	122,719
9.250% 4/01/26 (e)	1,117,000	798,655
Bausch Health Cos., Inc.
4.875% 6/01/28 (e)	1,347,000	1,048,168
5.000% 1/30/28 (e)	569,000	302,992
5.000% 2/15/29 (e)	1,301,000	672,663
5.250% 1/30/30 (e)	138,000	71,253
6.250% 2/15/29 (e)	1,515,000	812,494
9.000% 12/15/25 (e)	870,000	630,750
Jazz Securities DAC
4.375% 1/15/29 (e)	1,247,000	1,106,264
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125% 4/30/28 (e)	1,491,000	1,313,289
5.125% 4/30/31 (e)	1,230,000	1,068,587
Perrigo Finance Unlimited Co.
4.400% STEP 6/15/30	1,262,000	1,129,274
		11,936,022
Pipelines — 6.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375% 6/15/29 (e)	5,376,000	4,814,531
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500% 6/15/31 (e)	2,124,000	1,802,002
EnLink Midstream LLC
5.375% 6/01/29	786,000	687,814
5.625% 1/15/28 (e)	449,000	412,085
EnLink Midstream Partners LP
4.150% 6/01/25	67,000	61,640
4.850% 7/15/26	277,000	255,532
5.050% 4/01/45	160,000	108,200
5.450% 6/01/47	706,000	499,664
5.600% 4/01/44	3,122,000	2,209,925
EQM Midstream Partners LP
4.500% 1/15/29 (e)	1,111,000	901,999
4.750% 1/15/31 (d) (e)	1,001,000	798,297
6.000% 7/01/25 (e)	339,000	326,221
6.500% 7/01/27 (e)	763,000	709,392
7.500% 6/01/27 (e)	832,000	804,253
7.500% 6/01/30 (e)	176,000	169,074

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Genesis Energy LP/Genesis Energy Finance Corp.
5.625% 6/15/24	$666,000	$623,899
6.250% 5/15/26	290,000	259,187
6.500% 10/01/25	2,411,000	2,224,147
Harvest Midstream I LP
7.500% 9/01/28 (e)	2,775,000	2,606,366
ITT Holdings LLC
6.500% 8/01/29 (e)	4,327,000	3,461,600
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (e)	2,530,000	2,277,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
7.500% 10/01/25 (e)	1,400,000	1,354,944
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.500% 3/01/30	128,000	121,907
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (e)	869,000	760,136
4.125% 8/15/31 (e)	994,000	852,151
Western Midstream Operating LP
5.450% 4/01/44	929,000	772,129
		29,874,095
Real Estate — 0.4%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (e)	2,591,000	1,964,807
Real Estate Investment Trusts (REITS) — 2.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750% 6/15/29 (e)	2,804,000	2,157,328
RHP Hotel Properties LP/RHP Finance Corp.
4.750% 10/15/27	1,660,000	1,474,337
RLJ Lodging Trust LP
3.750% 7/01/26 (e)	1,238,000	1,071,828
4.000% 9/15/29 (e)	829,000	680,552
Service Properties Trust
3.950% 1/15/28	359,000	245,775
4.375% 2/15/30	568,000	379,140
4.950% 2/15/27	284,000	209,166
5.500% 12/15/27	949,000	768,690
Starwood Property Trust, Inc.
5.500% 11/01/23 (e)	1,144,000	1,131,130
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
4.750% 4/15/28 (e)	1,162,000	950,583
6.500% 2/15/29 (e)	560,000	410,200
7.875% 2/15/25 (e)	166,000	160,190
		9,638,919
Retail — 3.1%
Asbury Automotive Group, Inc.
4.625% 11/15/29 (e)	993,000	820,466
Bath & Body Works, Inc.
6.750% 7/01/36	658,000	527,196
6.875% 11/01/35	2,029,000	1,631,438
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (e)	3,207,000	1,972,305
Macy's Retail Holdings LLC
5.875% 4/01/29 (e)	261,000	222,176
5.875% 3/15/30 (d) (e)	500,000	419,522

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.125% 3/15/32 (e)	$553,000	$460,737
Nordstrom, Inc.
5.000% 1/15/44 (d)	2,262,000	1,611,675
Park River Holdings, Inc.
5.625% 2/01/29 (e)	472,000	294,154
Sonic Automotive, Inc.
4.625% 11/15/29 (e)	1,085,000	840,669
4.875% 11/15/31 (e)	448,000	336,973
Staples, Inc.
7.500% 4/15/26 (e)	1,049,000	883,258
10.750% 4/15/27 (d) (e)	1,421,000	937,860
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000% 6/01/31 (e)	1,271,000	1,066,397
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (e)	2,169,000	1,843,650
		13,868,476
Semiconductors — 0.3%
Entegris Escrow Corp.
5.950% 6/15/30 (e)	1,567,000	1,490,805
Software — 1.4%
Avaya Holdings Corp., Convertible,
2.250% 6/15/23	1,776,000	1,711,289
Boxer Parent Co., Inc.
9.125% 3/01/26 (e)	158,000	148,096
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (e)	702,000	603,930
CWT Travel Group, Inc.
8.500% 11/19/26 (e)	696	625
Open Text Corp.
3.875% 2/15/28 (e)	302,000	268,608
Open Text Holdings, Inc.
4.125% 2/15/30 (e)	1,297,000	1,121,970
4.125% 12/01/31 (e)	504,000	415,781
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (e)	2,925,000	2,175,469
		6,445,768
Telecommunications — 4.4%
Altice France SA
5.125% 7/15/29 (e)	2,356,000	1,778,780
Connect Finco SARL / Connect US Finco LLC
6.750% 10/01/26 (e)	584,000	521,950
Consolidated Communications, Inc.
6.500% 10/01/28 (e)	2,299,000	1,934,609
Frontier Communications Holdings LLC
5.000% 5/01/28 (e)	3,081,000	2,626,552
6.000% 1/15/30 (d) (e)	819,000	632,678
6.750% 5/01/29 (e)	902,000	741,895
Hughes Satellite Systems Corp.
6.625% 8/01/26	2,280,000	2,023,500
Sprint Capital Corp.
6.875% 11/15/28	3,131,000	3,292,309
8.750% 3/15/32	4,688,000	5,641,914

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc.
3.375% 4/15/29	$804,000	$702,849
		19,897,036
Transportation — 1.4%
Carriage Purchaser, Inc.
7.875% 10/15/29 (e)	1,435,000	1,066,394
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% 7/31/29 (e)	2,525,000	2,019,980
Seaspan Corp.
5.500% 8/01/29 (e)	3,997,000	3,190,099
		6,276,473

TOTAL CORPORATE DEBT (Cost $460,600,143)		396,382,380

TOTAL BONDS & NOTES (Cost $474,762,896)		409,551,605

	Number of Shares
MUTUAL FUNDS — 3.3%
Diversified Financial Services — 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	14,981,620	14,981,620

TOTAL MUTUAL FUNDS (Cost $14,981,620)		14,981,620

TOTAL LONG-TERM INVESTMENTS (Cost $492,908,485)		429,420,327

	Principal Amount
SHORT-TERM INVESTMENTS — 5.1%
Commercial Paper — 4.9%
Centerpoint Engy, Inc.
1.805% 7/01/22	$2,000,000	1,999,896
Cigna Corp.
2.032% 7/28/22 (e)	5,000,000	4,992,094
Reckitt Benckiser Treasury Services PLC
2.001% 7/21/22 (e)	3,000,000	2,996,932
Rogers Communications, Inc.
2.286% 7/28/22 (e)	5,000,000	4,992,094
The Southern Co.
2.030% 7/14/22 (e)	4,000,000	3,997,027
TransCanada PipeLines Ltd.
2.103% 7/25/22 (e)	3,000,000	2,995,819
		21,973,862
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (g)	875,138	875,138

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $22,848,888)		$22,849,000

TOTAL INVESTMENTS — 100.6% (Cost $515,270,125) (h)		451,784,672

Other Assets/(Liabilities) — (0.6)%		(2,582,063)

NET ASSETS — 100.0%		$449,202,609

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $17,987,689 or 4.00% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,658,247 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $327,079,664 or 72.81% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $875,144. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $892,722.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Balanced Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 63.9%

COMMON STOCK — 63.9%
Basic Materials — 1.3%
Chemicals — 1.1%
Air Products & Chemicals, Inc.	392	$94,268
Albemarle Corp.	58	12,121
Celanese Corp.	316	37,165
Dow, Inc.	3,349	172,842
DuPont de Nemours, Inc.	2,054	114,161
Ecolab, Inc.	410	63,042
International Flavors & Fragrances, Inc.	133	15,843
Linde PLC	2,098	603,238
LyondellBasell Industries NV Class A	2,688	235,092
PPG Industries, Inc.	313	35,788
The Sherwin-Williams Co.	282	63,143
		1,446,703
Forest Products & Paper — 0.1%
International Paper Co.	1,602	67,012
Mining — 0.1%
Newmont Corp.	1,632	97,381
		1,611,096
Communications — 5.7%
Advertising — 0.1%
Omnicom Group, Inc.	1,717	109,218
Internet — 0.8%
Booking Holdings, Inc. (a)	244	426,754
CDW Corp.	299	47,110
eBay, Inc.	2,080	86,674
MercadoLibre, Inc. (a)	53	33,754
Netflix, Inc. (a)	320	55,958
NortonLifeLock, Inc.	1,838	40,363
Okta, Inc. (a)	82	7,413
Palo Alto Networks, Inc. (a)	293	144,724
Twitter, Inc. (a)	771	28,828
VeriSign, Inc. (a)	528	88,350
		959,928
Media — 0.5%
Fox Corp. Class A	5,027	161,668
Liberty Media Corp-Liberty Formula One Class C (a)	2,556	162,229
Paramount Global Class B	1,145	28,259

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Walt Disney Co. (a)	3,007	$283,861
		636,017
Telecommunications — 4.3%
Arista Networks, Inc. (a)	630	59,056
AT&T, Inc.	77,125	1,616,540
Cisco Systems, Inc.	17,866	761,806
Corning, Inc.	2,144	67,558
Motorola Solutions, Inc.	507	106,267
Verizon Communications, Inc.	55,519	2,817,589
		5,428,816
		7,133,979
Consumer, Cyclical — 7.1%
Apparel — 0.4%
NIKE, Inc. Class B	3,941	402,770
VF Corp.	843	37,236
		440,006
Auto Manufacturers — 0.2%
Cummins, Inc.	929	179,789
Auto Parts & Equipment — 0.0%
Aptiv PLC (a)	619	55,134
Distribution & Wholesale — 0.1%
Copart, Inc. (a)	636	69,108
W.W. Grainger, Inc.	225	102,247
		171,355
Leisure Time — 0.0%
Carnival Corp. (a) (b)	525	4,541
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	714	79,568
Las Vegas Sands Corp. (a)	1,474	49,512
Marriott International, Inc. Class A	806	109,624
		238,704
Retail — 6.2%
AutoZone, Inc. (a)	425	913,376
Best Buy Co., Inc.	1,003	65,386
CarMax, Inc. (a)	186	16,829
Chipotle Mexican Grill, Inc. (a)	71	92,816
Costco Wholesale Corp.	4,766	2,284,249
Dollar General Corp.	2,114	518,860
Dollar Tree, Inc. (a)	1,292	201,358
Genuine Parts Co.	1,054	140,182
The Home Depot, Inc.	5,628	1,543,592
Lowe's Cos., Inc.	4,265	744,968
Lululemon Athletica, Inc. (a)	433	118,040
Ross Stores, Inc.	954	66,999
Target Corp.	2,754	388,947
The TJX Cos., Inc.	4,584	256,016

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ulta Beauty, Inc. (a)	310	$119,499
Walgreens Boots Alliance, Inc.	2,579	97,744
Yum! Brands, Inc.	1,616	183,432
		7,752,293
		8,841,822
Consumer, Non-cyclical — 17.0%
Beverages — 1.8%
Brown-Forman Corp. Class B	645	45,253
The Coca-Cola Co.	12,937	813,867
Constellation Brands, Inc. Class A	639	148,925
Keurig Dr Pepper, Inc.	2,694	95,341
Monster Beverage Corp. (a)	369	34,206
PepsiCo, Inc.	6,587	1,097,789
		2,235,381
Biotechnology — 1.3%
Amgen, Inc.	2,217	539,396
Biogen, Inc. (a)	296	60,366
BioMarin Pharmaceutical, Inc. (a)	223	18,480
Gilead Sciences, Inc.	5,549	342,984
Illumina, Inc. (a)	58	10,693
Incyte Corp. (a)	414	31,452
Regeneron Pharmaceuticals, Inc. (a)	471	278,422
Vertex Pharmaceuticals, Inc. (a)	1,119	315,323
		1,597,116
Commercial Services — 0.9%
Automatic Data Processing, Inc.	1,428	299,937
Block, Inc. (a)	482	29,624
Cintas Corp.	219	81,803
Global Payments, Inc.	775	85,746
Moody's Corp.	424	115,315
PayPal Holdings, Inc. (a)	1,246	87,021
S&P Global, Inc.	896	302,006
Verisk Analytics, Inc.	578	100,046
		1,101,498
Cosmetics & Personal Care — 2.6%
Colgate-Palmolive Co.	6,396	512,576
The Estee Lauder Cos., Inc. Class A	275	70,034
The Procter & Gamble Co.	18,709	2,690,167
		3,272,777
Food — 1.3%
Campbell Soup Co.	1,089	52,326
General Mills, Inc.	4,867	367,215
The Hershey Co.	1,313	282,505
Hormel Foods Corp.	1,790	84,774
Kellogg Co.	1,815	129,482
The Kroger Co.	4,101	194,100
McCormick & Co., Inc.	678	56,444
Mondelez International, Inc. Class A	7,077	439,411

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sysco Corp.	443	$37,527
		1,643,784
Health Care – Products — 1.8%
Abbott Laboratories	5,143	558,787
Align Technology, Inc. (a)	51	12,070
Baxter International, Inc.	1,539	98,850
Boston Scientific Corp. (a)	2,615	97,461
Danaher Corp.	1,120	283,942
Edwards Lifesciences Corp. (a)	1,046	99,464
IDEXX Laboratories, Inc. (a)	79	27,708
Intuitive Surgical, Inc. (a)	296	59,410
Medtronic PLC	3,606	323,639
ResMed, Inc.	126	26,413
Thermo Fisher Scientific, Inc.	1,069	580,766
Waters Corp. (a)	77	25,486
West Pharmaceutical Services, Inc.	68	20,561
Zimmer Biomet Holdings, Inc.	481	50,534
		2,265,091
Health Care – Services — 2.1%
Centene Corp. (a)	994	84,102
Elevance Health, Inc.	931	449,282
HCA Healthcare, Inc.	477	80,165
Humana, Inc.	275	128,719
IQVIA Holdings, Inc. (a)	288	62,493
Laboratory Corp. of America Holdings	219	51,325
Quest Diagnostics, Inc.	322	42,820
UnitedHealth Group, Inc.	3,185	1,635,911
		2,534,817
Household Products & Wares — 0.2%
Church & Dwight Co., Inc.	1,052	97,479
The Clorox Co.	285	40,179
Kimberly-Clark Corp.	1,121	151,503
		289,161
Pharmaceuticals — 5.0%
AbbVie, Inc.	5,748	880,364
AmerisourceBergen Corp.	750	106,110
Becton Dickinson and Co.	815	200,922
Bristol-Myers Squibb Co.	10,356	797,412
Cardinal Health, Inc.	431	22,528
Cigna Corp.	1,998	526,513
CVS Health Corp.	11,375	1,054,008
DexCom, Inc. (a)	227	16,918
McKesson Corp.	1,625	530,091
Merck & Co., Inc.	11,645	1,061,675
Pfizer, Inc.	16,974	889,947
Zoetis, Inc.	670	115,166
		6,201,654
		21,141,279

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 2.3%
Energy – Alternate Sources — 0.0%
Enphase Energy, Inc. (a)	277	$54,081
Oil & Gas — 1.0%
Hess Corp.	1,269	134,438
Marathon Petroleum Corp.	5,861	481,833
Phillips 66	3,508	287,621
Valero Energy Corp.	3,732	396,637
		1,300,529
Oil & Gas Services — 0.4%
Baker Hughes Co.	4,640	133,957
Halliburton Co.	3,561	111,673
Schlumberger NV	5,700	203,832
		449,462
Pipelines — 0.9%
Cheniere Energy, Inc.	771	102,566
Kinder Morgan, Inc.	29,900	501,124
ONEOK, Inc.	2,116	117,438
The Williams Cos., Inc.	12,749	397,896
		1,119,024
		2,923,096
Financial — 8.5%
Banks — 1.0%
The Bank of New York Mellon Corp.	3,935	164,129
Fifth Third Bancorp	2,023	67,973
First Republic Bank	210	30,282
The Goldman Sachs Group, Inc.	967	287,218
KeyCorp.	3,934	67,783
Morgan Stanley	2,304	175,242
Northern Trust Corp.	574	55,379
The PNC Financial Services Group, Inc.	954	150,513
Regions Financial Corp.	3,941	73,894
State Street Corp.	520	32,058
Truist Financial Corp.	2,531	120,045
		1,224,516
Diversified Financial Services — 2.2%
American Express Co.	2,772	384,254
Ameriprise Financial, Inc.	463	110,046
BlackRock, Inc.	228	138,861
The Charles Schwab Corp.	1,137	71,836
CME Group, Inc.	921	188,529
Discover Financial Services	1,416	133,925
Franklin Resources, Inc.	787	18,345
Intercontinental Exchange, Inc.	1,560	146,702
Nasdaq, Inc.	335	51,101
Synchrony Financial	5,444	150,363
T. Rowe Price Group, Inc.	649	73,733

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	6,746	$1,328,220
		2,795,915
Insurance — 3.0%
Aflac, Inc.	3,919	216,838
The Allstate Corp.	1,760	223,045
American International Group, Inc.	4,117	210,502
Aon PLC Class A	733	197,676
Arthur J Gallagher & Co.	1,019	166,138
Chubb Ltd.	2,631	517,202
The Hartford Financial Services Group, Inc.	1,782	116,596
Marsh & McLennan Cos., Inc.	2,333	362,198
MetLife, Inc.	6,312	396,331
Principal Financial Group, Inc.	876	58,508
The Progressive Corp.	4,632	538,563
Prudential Financial, Inc.	2,815	269,339
The Travelers Cos., Inc.	2,101	355,342
Willis Towers Watson PLC	760	150,016
		3,778,294
Private Equity — 0.0%
KKR & Co., Inc.	506	23,423
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	757	55,723
Real Estate Investment Trusts (REITS) — 2.2%
Alexandria Real Estate Equities, Inc.	696	100,941
American Tower Corp.	993	253,801
AvalonBay Communities, Inc.	667	129,565
Boston Properties, Inc.	516	45,914
Crown Castle International Corp.	1,372	231,017
Digital Realty Trust, Inc.	722	93,737
Equinix, Inc.	289	189,879
Equity Residential	1,481	106,958
Essex Property Trust, Inc.	291	76,099
Extra Space Storage, Inc.	523	88,973
Healthpeak Properties, Inc.	1,399	36,248
Prologis, Inc.	3,491	410,716
Public Storage	1,350	422,104
Realty Income Corp.	1,795	122,527
SBA Communications Corp.	344	110,097
Simon Property Group, Inc.	549	52,111
Ventas, Inc.	682	35,075
VICI Properties, Inc.	2,745	81,774
Welltower, Inc.	1,199	98,738
		2,686,274
		10,564,145
Industrial — 3.9%
Building Materials — 0.2%
Carrier Global Corp.	1,767	63,011
Johnson Controls International PLC	3,224	154,365

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vulcan Materials Co.	389	$55,277
		272,653
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	702	77,143
Electronics — 0.5%
Agilent Technologies, Inc.	360	42,757
Amphenol Corp. Class A	1,528	98,373
Garmin Ltd.	241	23,678
Honeywell International, Inc.	1,248	216,915
Keysight Technologies, Inc. (a)	597	82,296
Mettler-Toledo International, Inc. (a)	62	71,224
TE Connectivity Ltd.	1,015	114,847
		650,090
Environmental Controls — 0.5%
Republic Services, Inc.	1,088	142,387
Waste Connections, Inc.	1,195	148,132
Waste Management, Inc.	1,924	294,333
		584,852
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	169	17,721
Machinery – Diversified — 0.4%
Deere & Co.	927	277,609
Dover Corp.	319	38,701
Otis Worldwide Corp.	1,556	109,963
Rockwell Automation, Inc.	220	43,848
		470,121
Miscellaneous - Manufacturing — 0.2%
Eaton Corp. PLC	1,027	129,392
Illinois Tool Works, Inc.	666	121,379
Trane Technologies PLC	435	56,493
		307,264
Packaging & Containers — 0.1%
Amcor PLC	6,453	80,211
Ball Corp.	612	42,087
		122,298
Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	509	51,597
CSX Corp.	12,766	370,980
Expeditors International of Washington, Inc.	642	62,569
FedEx Corp.	788	178,648
Norfolk Southern Corp.	1,216	276,385
Union Pacific Corp.	3,834	817,716

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	3,223	$588,326
		2,346,221
		4,848,363
Technology — 15.8%
Computers — 6.1%
Accenture PLC Class A	2,264	628,599
Apple, Inc.	40,239	5,501,476
Cognizant Technology Solutions Corp. Class A	2,828	190,862
Crowdstrike Holdings, Inc. Class A (a)	242	40,791
Fortinet, Inc. (a)	1,720	97,318
Hewlett Packard Enterprise Co.	8,336	110,535
HP, Inc.	7,769	254,668
International Business Machines Corp.	4,325	610,647
NetApp, Inc.	812	52,975
Seagate Technology Holdings PLC	1,106	79,013
Western Digital Corp. (a)	822	36,850
		7,603,734
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a)	93	27,338
Semiconductors — 3.5%
Advanced Micro Devices, Inc. (a)	2,727	208,534
Applied Materials, Inc.	3,098	281,856
Broadcom, Inc.	1,964	954,131
Intel Corp.	21,728	812,844
KLA Corp.	620	197,830
Lam Research Corp.	399	170,034
Micron Technology, Inc.	4,844	267,776
NVIDIA Corp.	4,278	648,502
Texas Instruments, Inc.	4,929	757,341
		4,298,848
Software — 6.2%
Adobe, Inc. (a)	1,142	418,040
Akamai Technologies, Inc. (a)	943	86,124
ANSYS, Inc. (a)	175	41,876
Autodesk, Inc. (a)	376	64,657
Cadence Design Systems, Inc. (a)	1,022	153,331
Citrix Systems, Inc.	324	31,483
DocuSign, Inc. (a)	163	9,353
Electronic Arts, Inc.	1,568	190,747
Fidelity National Information Services, Inc.	1,250	114,587
Fiserv, Inc. (a)	1,142	101,604
HubSpot, Inc. (a)	43	12,928
Intuit, Inc.	720	277,517
Microsoft Corp.	18,334	4,708,721
MSCI, Inc.	146	60,174
Oracle Corp.	6,172	431,238
Paychex, Inc.	1,216	138,466
Salesforce, Inc. (a)	1,400	231,056
ServiceNow, Inc. (a)	490	233,005
Snowflake, Inc. Class A (a)	203	28,229
Splunk, Inc. (a)	111	9,819

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Synopsys, Inc. (a)	514	$156,102
Unity Software, Inc. (a) (b)	124	4,566
Veeva Systems, Inc. Class A (a)	129	25,547
VMware, Inc. Class A	618	70,440
Workday, Inc. Class A (a)	568	79,281
Zoom Video Communications, Inc. Class A (a)	180	19,434
		7,698,325
		19,628,245
Utilities — 2.3%
Electric — 2.3%
Ameren Corp.	785	70,933
American Electric Power Co., Inc.	2,265	217,304
Avangrid, Inc. (b)	92	4,243
CMS Energy Corp.	1,136	76,680
Consolidated Edison, Inc.	2,133	202,848
Dominion Energy, Inc.	2,670	213,093
DTE Energy Co.	749	94,936
Duke Energy Corp.	3,255	348,969
Edison International	648	40,979
Entergy Corp.	449	50,575
Eversource Energy	927	78,304
Exelon Corp.	10,736	486,555
FirstEnergy Corp.	2,376	91,215
NextEra Energy, Inc.	3,362	260,420
Public Service Enterprise Group, Inc.	1,435	90,807
Sempra Energy	1,245	187,086
WEC Energy Group, Inc.	1,956	196,852
Xcel Energy, Inc.	1,853	131,118
		2,842,917
Water — 0.0%
American Water Works Co., Inc.	367	54,599
		2,897,516

TOTAL COMMON STOCK (Cost $81,701,162)		79,589,541

TOTAL EQUITIES (Cost $81,701,162)		79,589,541

	Principal Amount
BONDS & NOTES — 41.5%
CORPORATE DEBT — 12.4%
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.700% 9/15/51	$49,000	36,025
Bunge Ltd. Finance Corp.
1.630% 8/17/25	13,000	11,961
3.250% 8/15/26	47,000	44,759

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cargill, Inc.
3.125% 5/25/51 (c)	$74,000	$57,326
		150,071
Airlines — 0.1%
American Airlines 2021-1 Class A Pass Through Trust
2.875% 1/11/36	69,000	58,868
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (c)	82,995	80,691
		139,559
Banks — 3.3%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%
2.570% VRN 11/25/35 (c)	225,000	179,945
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	162,000	125,996
SOFR + 1.330% 2.972% VRN 2/04/33	66,000	56,387
SOFR + 1.580% 3.311% VRN 4/22/42	135,000	106,353
4.183% 11/25/27	41,000	39,909
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	23,000	21,150
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	18,000	17,363
4.750% 4/21/45	63,000	57,486
5 year CMT + 3.231% 6.125% VRN (d)	162,000	156,229
7.750% 5/14/38	20,000	24,733
The Bank of New York Mellon Corp. 5 year CMT + 2.630%
3.750% VRN (d)	156,000	127,453
The Bank of Nova Scotia
4.500% 12/16/25	36,000	35,997
3 mo. USD LIBOR + 2.648% 4.650% VRN (d)	113,000	98,421
Citigroup, Inc.
SOFR + .528% 1.281% VRN 11/03/25	55,000	51,120
4.450% 9/29/27	27,000	26,479
SOFR + 2.086% 4.910% VRN 5/24/33	71,000	70,102
5.500% 9/13/25	54,000	55,532
5.875% 1/30/42	18,000	19,204
6.000% 10/31/33	16,000	16,731
6.625% 6/15/32	14,000	15,295
8.125% 7/15/39	14,000	18,283
Cooperatieve Rabobank UA 1 year CMT + .550%
1.106% VRN 2/24/27 (c)	250,000	220,777
Credit Suisse Group AG SOFR + 2.044%
2.193% VRN 6/05/26 (c)	393,000	356,523
The Goldman Sachs Group, Inc.
SOFR + .798% 1.431% VRN 3/09/27	227,000	201,449
SOFR + 1.090% 1.992% VRN 1/27/32	135,000	106,928
SOFR + 1.248% 2.383% VRN 7/21/32	76,000	61,650
SOFR + 1.410% 3.102% VRN 2/24/33	66,000	56,529
4.250% 10/21/25	32,000	31,788
5.950% 1/15/27	72,000	75,467
6.750% 10/01/37	32,000	35,559
JP Morgan Chase & Co.
3 mo. USD LIBOR + 1.160% 3.702% VRN 5/06/30	320,000	298,291
5.600% 7/15/41	41,000	42,986
KeyBank NA/Cleveland OH
3.900% 4/13/29	356,000	336,197
Mizuho Financial Group, Inc.
2.564% 9/13/31	200,000	160,030

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	$203,000	$156,525
SOFR + 1.485% 3.217% VRN 4/22/42	44,000	34,801
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	154,000	149,858
PNC Financial Services Group, Inc.
4.626% 6/06/33	108,000	104,665
SVB Financial Group
1.800% 2/02/31 (b)	189,000	146,024
2.100% 5/15/28	87,000	74,495
3.125% 6/05/30	18,000	15,522
3.500% 1/29/25	77,000	75,435
		4,061,667
Biotechnology — 0.5%
Amgen, Inc.
2.200% 2/21/27	347,000	319,538
CSL Finance PLC
4.250% 4/27/32 (c)	65,000	63,729
4.750% 4/27/52 (c)	27,000	25,968
Illumina, Inc.
0.550% 3/23/23	194,000	189,936
		599,171
Commercial Services — 0.3%
Element Fleet Management Corp.
1.600% 4/06/24 (c)	21,000	20,013
Moody's Corp.
4.250% 2/01/29	209,000	207,280
PayPal Holdings, Inc.
3.250% 6/01/50 (b)	27,000	20,447
Triton Container International Ltd.
3.150% 6/15/31 (c)	100,000	81,040
		328,780
Computers — 0.4%
Apple, Inc.
1.650% 5/11/30 (b)	46,000	39,086
2.650% 5/11/50	27,000	20,065
3.000% 6/20/27	177,000	173,312
Dell International LLC/EMC Corp.
4.000% 7/15/24	336,000	335,111
		567,574
Cosmetics & Personal Care — 0.2%
GSK Consumer Healthcare Co.
3.625% 3/24/32 (c)	250,000	231,693
Diversified Financial Services — 0.4%
Air Lease Corp.
2.200% 1/15/27	64,000	55,856
Ally Financial, Inc.
2.200% 11/02/28 (b)	112,000	91,410
Brookfield Finance, Inc.
3.900% 1/25/28	99,000	94,748
The Charles Schwab Corp. 10 year CMT + 3.079%
4.000% VRN (d)	93,000	71,053

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CI Financial Corp.
3.200% 12/17/30	$65,000	$50,954
LSEGA Financing PLC
1.375% 4/06/26 (c)	218,000	195,965
		559,986
Electric — 0.2%
Entergy Arkansas LLC
2.650% 6/15/51	72,000	50,271
Entergy Louisiana LLC
4.950% 1/15/45	36,000	34,395
Nevada Power Co.
6.650% 4/01/36	20,000	23,046
Xcel Energy, Inc.
6.500% 7/01/36	99,000	112,574
		220,286
Electronics — 0.1%
Vontier Corp.
2.400% 4/01/28	219,000	183,566
Entertainment — 0.1%
Magallanes, Inc.
5.141% 3/15/52 (c)	49,000	41,397
Magallanes, Inc. Co.
5.391% 3/15/62 (c)	37,000	31,090
		72,487
Food — 0.3%
Conagra Brands, Inc.
4.850% 11/01/28	170,000	167,963
General Mills, Inc.
3.000% 2/01/51 (b)	112,000	81,960
Ingredion, Inc.
3.200% 10/01/26	25,000	23,913
Mars, Inc.
3.950% 4/01/49 (c)	67,000	60,083
		333,919
Health Care – Services — 0.6%
HCA, Inc.
5.000% 3/15/24	328,000	329,886
Humana, Inc.
4.800% 3/15/47	23,000	22,245
Kaiser Foundation Hospitals
2.810% 6/01/41 (b)	110,000	85,734
3.002% 6/01/51	80,000	60,083
Mayo Clinic
3.196% 11/15/61	106,000	80,975
Providence St Joseph Health Obligated Group
2.700% 10/01/51	93,000	63,595
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	26,478
4.750% 5/15/52	33,000	33,200
		702,196

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.8%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	$158,000	$138,447
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	104,000	92,929
Arch Capital Finance LLC
5.031% 12/15/46	27,000	25,560
Arch Capital Group Ltd.
3.635% 6/30/50	49,000	38,349
Athene Global Funding
1.450% 1/08/26 (c)	117,000	104,173
Athene Holding Ltd.
3.950% 5/25/51	16,000	11,978
Brighthouse Financial, Inc.
3.850% 12/22/51	168,000	114,957
GA Global Funding Trust
1.625% 1/15/26 (c)	37,000	33,554
Global Atlantic Fin Co.
3.125% 6/15/31 (c)	72,000	57,426
Jackson Financial, Inc.
5.170% 6/08/27	78,000	77,434
New York Life Insurance Co.
3.750% 5/15/50 (c)	23,000	18,912
Prudential Financial, Inc.
5 year CMT + 3.035% 3.700% VRN 10/01/50	18,000	15,067
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43 (b)	41,000	39,922
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	99,000	96,142
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	46,000	45,160
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	43,392
3.900% 5/15/29	54,000	50,896
USF&G Capital I
8.500% 12/15/45 (c)	35,000	46,351
		1,050,649
Internet — 0.1%
Alphabet, Inc.
2.250% 8/15/60	32,000	20,981
Expedia Group, Inc.
2.950% 3/15/31	39,000	31,118
Prosus NV
3.832% 2/08/51 (c)	233,000	141,198
		193,297
Investment Companies — 0.2%
Ares Capital Corp.
3.200% 11/15/31	161,000	117,298
Blackstone Secured Lending Fund
2.750% 9/16/26	158,000	138,128
		255,426
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 6/01/41	119,000	83,949
3.750% 2/15/28	191,000	175,888
3.850% 4/01/61 (b)	80,000	52,959

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.484% 10/23/45	$32,000	$31,185
Comcast Corp.
2.937% 11/01/56	43,000	30,019
3.400% 7/15/46	41,000	32,960
3.750% 4/01/40	151,000	132,965
3.969% 11/01/47	23,000	20,013
Discovery Communications LLC
3.950% 3/20/28	56,000	52,270
FactSet Research Systems, Inc.
3.450% 3/01/32	67,000	58,866
Time Warner Cable, Inc.
6.750% 6/15/39	27,000	26,944
The Walt Disney Co.
3.600% 1/13/51	58,000	48,656
		746,674
Mining — 0.0%
Teck Resources Ltd.
6.000% 8/15/40	32,000	32,140
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61 (b)	95,000	70,728
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (b) (d)	58,000	54,955
		125,683
Packaging & Containers — 0.3%
Berry Global, Inc.
1.570% 1/15/26	48,000	42,855
Sealed Air Corp.
1.573% 10/15/26 (c)	44,000	38,334
Silgan Holdings, Inc.
1.400% 4/01/26 (c)	49,000	43,824
WRKCo, Inc.
3.000% 6/15/33	27,000	22,954
4.650% 3/15/26	192,000	193,366
		341,333
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.700% 5/14/45	67,000	63,425
Becton Dickinson and Co.
4.685% 12/15/44	23,000	21,354
Bristol-Myers Squibb Co.
2.950% 3/15/32 (b)	59,000	54,203
4.350% 11/15/47	27,000	25,889
Cigna Corp.
2.400% 3/15/30	249,000	214,925
3.400% 3/15/51	47,000	36,401
4.800% 7/15/46	27,000	25,869
CVS Health Corp.
4.300% 3/25/28	10,000	9,911
5.050% 3/25/48	100,000	96,329
6.125% 9/15/39	8,000	8,658

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Merck & Co., Inc.
1.900% 12/10/28	$40,000	$35,617
		592,581
Pipelines — 0.8%
Enbridge, Inc.
2.500% 8/01/33	190,000	154,055
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77 (b)	41,000	34,119
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	27,000	21,353
Kinder Morgan, Inc.
3.250% 8/01/50	100,000	69,633
MPLX LP
1.750% 3/01/26	365,000	329,036
4.500% 4/15/38	27,000	23,902
ONEOK, Inc.
6.350% 1/15/31	200,000	209,346
Sabine Pass Liquefaction LLC
4.500% 5/15/30	100,000	96,096
The Williams Cos., Inc.
3.500% 10/15/51	45,000	33,701
		971,241
Real Estate — 0.1%
CBRE Services, Inc.
2.500% 4/01/31	243,000	198,169
Real Estate Investment Trusts (REITS) — 0.8%
Alexandria Real Estate Equities, Inc.
2.950% 3/15/34	78,000	65,158
American Tower Corp.
1.600% 4/15/26	96,000	85,927
2.700% 4/15/31	119,000	98,179
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	20,619
Crown Castle International Corp.
2.500% 7/15/31	88,000	72,181
3.700% 6/15/26	243,000	234,689
5.200% 2/15/49	11,000	10,599
Equinix, Inc.
3.900% 4/15/32	118,000	107,017
Extra Space Storage LP
2.350% 3/15/32	65,000	51,671
2.550% 6/01/31	89,000	73,419
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	71,989
Kimco Realty Corp.
2.250% 12/01/31	58,000	46,760
Kite Realty Group LP
4.000% 10/01/26	110,000	105,325
		1,043,533
Retail — 0.7%
Advance Auto Parts, Inc.
1.750% 10/01/27	13,000	11,064
3.900% 4/15/30	323,000	294,446

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Alimentation Couche-Tard, Inc.
3.625% 5/13/51 (b) (c)	$71,000	$51,755
AutoZone, Inc.
1.650% 1/15/31	41,000	32,236
The Home Depot, Inc.
2.375% 3/15/51	48,000	32,622
2.700% 4/15/30	97,000	88,202
Lowe's Cos., Inc.
3.000% 10/15/50	90,000	63,305
McDonald's Corp.
3.300% 7/01/25	182,000	180,969
Starbucks Corp.
4.450% 8/15/49	86,000	77,587
		832,186
Semiconductors — 0.4%
Microchip Technology, Inc.
0.983% 9/01/24	49,000	45,737
Micron Technology, Inc.
2.703% 4/15/32	75,000	59,975
4.185% 2/15/27	322,000	314,713
Skyworks Solutions, Inc.
1.800% 6/01/26	36,000	31,971
		452,396
Software — 0.2%
Electronic Arts, Inc.
2.950% 2/15/51 (b)	42,000	30,828
Microsoft Corp.
2.921% 3/17/52	80,000	63,586
Oracle Corp.
3.600% 4/01/40	197,000	147,440
Workday, Inc.
3.800% 4/01/32 (b)	50,000	45,824
		287,678
Telecommunications — 0.2%
Verizon Communications, Inc.
3.550% 3/22/51	47,000	37,929
3.700% 3/22/61	47,000	37,228
3.875% 2/08/29	180,000	174,499
		249,656
Transportation — 0.0%
CSX Corp.
4.750% 11/15/48	18,000	17,684

TOTAL CORPORATE DEBT (Cost $18,330,450)		15,541,281

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Automobile Asset-Backed Securities — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660% 2/20/28 (c)	150,000	134,551

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2021-3, Class A3
1.220% 8/20/27 (c)	$234,000	$216,864
Hyundai Auto Receivables Trust, Series 2021-C, Class A4
1.030% 12/15/27	140,000	130,862
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4
1.020% 3/15/27	70,000	65,355
		547,632
Commercial Mortgage-Backed Securities — 1.1%
Bank
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (e)	29,000	27,048
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	29,911
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (e)	24,330	23,132
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	47,900
Benchmark Mortgage Trust
Class AS, 3.352% 12/15/62	150,000	134,943
Class AAB, 3.933% 3/15/52	274,000	269,473
BX Commercial Mortgage Trust
Class A, 1 mo. USD LIBOR + .700% 2.024% FRN 9/15/36 (c)	115,000	110,976
Class C, 1 mo. USD LIBOR + 1.100% 2.424% FRN 9/15/36 (c)	100,000	93,291
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C,
4.346% VRN 10/12/50 (e)	70,000	63,250
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class C,
4.696% VRN 10/10/47 (e)	100,000	96,727
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.911% 2/13/53	140,000	126,933
Series 2017-GS6, Class B, 3.869% 5/10/50	79,000	73,902
Life Mortgage Trust
Class A, 1 mo. USD LIBOR + .700% 2.024% FRN 3/15/38 (c)	98,297	94,241
Class B, 1 mo. USD LIBOR + .880% 2.204% FRN 3/15/38 (c)	98,297	94,113
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (e)	20,000	19,150
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (e)	30,000	28,810
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	9,337
		1,343,137
Other Asset-Backed Securities — 0.5%
AMSR Trust, Series 2021-SFR3, Class B
1.726% 10/17/38 (c)	130,000	113,506
Dllmt LLC, Series 2021-1A, Class A4
1.240% 6/20/29 (c)	150,000	141,793
MVW LLC, Series 2021-2A, Class A
1.430% 5/20/39 (c)	256,208	236,068
Progress Residential Trust, Series 2021-SFR10, Class A
2.393% 12/17/40 (c)	100,000	87,692
		579,059
Whole Loan Collateral Collateralized Mortgage Obligations — 1.6%
Angel Oak Mortgage Trust
Series 2021-8, Class A1, 1.820% VRN 11/25/66 (c) (e)	260,884	232,922
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (c)	254,775	242,041
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (c) (e)	139,501	118,887
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (c) (e)	114,406	102,138

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flagstar Mortgage Trust, Series 2021-11IN, Class A6,
2.500% VRN 11/25/51 (c) (e)	$244,697	$221,164
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1,
1.595% VRN 11/25/56 (c) (e)	156,187	139,849
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1,
2.520% VRN 5/25/52 (c) (e)	258,685	219,714
Onslow Bay Financial LLC, Series 2022-NQM1, Class A1,
2.305% VRN 11/25/61 (c) (e)	238,033	208,498
Starwood Mortgage Residential Trust
Series 2021-6, Class A1, 1.920% VRN 11/25/66 (c) (e)	273,182	238,374
Series 2022-1, Class A1, 2.447% VRN 12/25/66 (c) (e)	293,124	269,449
		1,993,036

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,948,857)		4,462,864

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 9.4%
Pass-Through Securities — 9.4%
Federal Home Loan Mortgage Corp.
Pool #RA6233 2.000% 11/01/51	524,691	457,328
Pool #SD8174 3.000% 10/01/51	456,643	427,373
Pool #RA7484 4.000% 6/01/52	468,653	463,358
Federal National Mortgage Association
Pool #CB1787 2.000% 10/01/51	512,213	446,611
Pool #CB1782 2.000% 10/01/51	773,199	674,171
Pool #MA4361 2.500% 6/01/36	326,300	312,869
Pool #CB2074 2.500% 11/01/51	402,856	363,773
Pool #BO7245 3.000% 1/01/50	307,693	289,858
3.500% 5/01/52	499,182	481,991
Uniform Mortgage Backed Securities TBA
2.000% 7/18/37 (g)	3,500,000	3,271,133
2.000% 8/11/52 (g)	1,129,000	980,907
2.500% 8/11/52 (g)	2,200,000	1,979,484
3.000% 8/11/52 (g)	350,000	326,074
4.000% 4/25/52 (g)	750,000	739,131
4.500% 7/14/52 (g)	500,000	502,500
		11,716,561

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,089,594)		11,716,561

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bonds & Notes — 16.1%
U.S. Treasury Bond
2.250% 8/15/49	873,900	723,017
2.250% 2/15/52	1,337,600	1,110,417
3.250% 5/15/42	1,423,200	1,397,183
U.S. Treasury Note
0.125% 5/15/23	1,400,000	1,366,859
0.250% 11/15/23	2,000,000	1,928,049
0.375% 4/30/25	1,543,600	1,433,739
2.250% 4/30/24	750,000	740,742
2.500% 5/31/24 (b)	2,250,600	2,232,106
2.625% 5/31/27	2,406,500	2,364,614
2.750% 4/30/27	700,000	691,633

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.750% 5/31/29	$1,974,400	$1,939,729
2.875% 6/15/25	2,526,400	2,519,096
2.875% 4/30/29	150,000	148,544
2.875% 5/15/32	1,447,200	1,434,990
		20,030,718

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,612,715)		20,030,718

TOTAL BONDS & NOTES (Cost $55,981,616)		51,751,424

	Number of Shares
MUTUAL FUNDS — 2.2%
Diversified Financial Services — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	2,769,480	2,769,480

TOTAL MUTUAL FUNDS (Cost $2,769,480)		2,769,480

TOTAL LONG-TERM INVESTMENTS (Cost $140,452,258)		134,110,445

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (i)	$2,762,359	2,762,359
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.950% 9/15/22 (j) (k)	2,000	1,993
1.482% 11/17/22 (j) (k)	87,000	86,312
2.005% 11/17/22 (j) (k)	1,000	992
2.041% 11/17/22 (j) (k)	4,000	3,969
2.134% 11/17/22 (j) (k)	3,000	2,976
		96,242

TOTAL SHORT-TERM INVESTMENTS (Cost $2,858,804)		2,858,601

TOTAL INVESTMENTS — 109.9% (Cost $143,311,062) (l)		136,969,046

Other Assets/(Liabilities) — (9.9)%		(12,382,606)

NET ASSETS — 100.0%		$124,586,440

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $3,129,814 or 2.51% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $428,867 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $5,497,898 or 4.41% of net assets.
(d)	Security is perpetual and has no stated maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $2,762,377. Collateralized by U.S. Government Agency obligations with a rate of 0.750%, maturity date of 11/15/24, and an aggregate market value, including accrued interest, of $2,817,617.
(j)	The rate shown represents yield-to-maturity.
(k)	All or a portion of this security is pledged/held as collateral for open derivatives.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Note 10 Year	9/21/22	17	$(2,042,620)	$27,589
U.S. Treasury Ultra 10 Year	9/21/22	11	(1,423,433)	22,308
U.S. Treasury Note 2 Year	9/30/22	8	(1,689,984)	9,859
U.S. Treasury Note 5 Year	9/30/22	9	(1,020,071)	9,821
				$69,577

MassMutual Disciplined Value Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 3.7%
Chemicals — 2.4%
International Flavors & Fragrances, Inc.	6,090	$725,441
LyondellBasell Industries NV Class A	8,649	756,441
The Mosaic Co.	1,012	47,797
Westlake Corp.	3,378	331,112
		1,860,791
Iron & Steel — 1.3%
Nucor Corp.	2,587	270,108
Reliance Steel & Aluminum Co.	1,155	196,188
Steel Dynamics, Inc.	7,399	489,444
United States Steel Corp.	391	7,003
		962,743
		2,823,534
Communications — 6.2%
Advertising — 1.1%
Omnicom Group, Inc.	12,592	800,977
Internet — 3.7%
Alphabet, Inc. Class A (a)	267	581,863
Alphabet, Inc. Class C (a)	163	356,554
F5, Inc. (a)	278	42,545
GoDaddy, Inc. Class A (a)	1,848	128,547
Meta Platforms, Inc. Class A (a)	10,532	1,698,285
		2,807,794
Media — 0.8%
Paramount Global Class A	848	23,116
Paramount Global Class B	7,622	188,111
Warner Bros Discovery, Inc. (a)	32,240	432,661
		643,888
Telecommunications — 0.6%
Lumen Technologies, Inc.	41,494	452,700
		4,705,359
Consumer, Cyclical — 5.6%
Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	8,108	270,564

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.1%
Core & Main, Inc. Class A (a)	4,006	$89,334
Home Builders — 1.1%
D.R. Horton, Inc.	6,624	438,443
NVR, Inc. (a)	38	152,157
Thor Industries, Inc. (b)	2,867	214,251
		804,851
Home Furnishing — 0.2%
Tempur Sealy International, Inc.	8,822	188,526
Leisure Time — 0.2%
Brunswick Corp.	1,051	68,714
Polaris, Inc. (b)	892	88,558
		157,272
Retail — 3.6%
AutoNation, Inc. (a)	1,759	196,586
Lithia Motors, Inc.	441	121,191
McDonald's Corp.	3,311	817,420
Ollie's Bargain Outlet Holdings, Inc. (a)	2,140	125,725
RH (a)	305	64,739
Walmart, Inc.	11,286	1,372,152
		2,697,813
		4,208,360
Consumer, Non-cyclical — 30.3%
Agriculture — 1.8%
Philip Morris International, Inc.	13,898	1,372,289
Beverages — 2.1%
The Coca-Cola Co.	292	18,370
Monster Beverage Corp. (a)	7,569	701,646
PepsiCo, Inc.	5,229	871,465
		1,591,481
Biotechnology — 1.6%
Certara, Inc. (a)	713	15,301
Moderna, Inc. (a)	1,917	273,843
Regeneron Pharmaceuticals, Inc. (a)	738	436,254
Vertex Pharmaceuticals, Inc. (a)	1,820	512,858
		1,238,256
Commercial Services — 3.6%
Clarivate PLC (a)	9,411	130,436
Dun & Bradstreet Holdings, Inc. (a)	9,056	136,112
Equifax, Inc.	2,443	446,532
Global Payments, Inc.	4,268	472,211
Moody's Corp.	1,039	282,577
Rollins, Inc.	1,338	46,723

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
S&P Global, Inc.	3,617	$1,219,146
		2,733,737
Cosmetics & Personal Care — 2.1%
The Procter & Gamble Co.	10,819	1,555,664
Food — 3.0%
Campbell Soup Co.	4,863	233,667
General Mills, Inc.	7,282	549,427
Kellogg Co.	11,191	798,366
Mondelez International, Inc. Class A	11,210	696,029
		2,277,489
Health Care – Products — 6.6%
Abbott Laboratories	7,923	860,834
Align Technology, Inc. (a)	1,575	372,755
Avantor, Inc. (a)	414	12,875
Danaher Corp.	5,114	1,296,501
Henry Schein, Inc. (a)	4,098	314,481
Hologic, Inc. (a)	7,612	527,512
Quidelortho Corp. (a)	571	55,490
Thermo Fisher Scientific, Inc.	2,762	1,500,539
		4,940,987
Health Care – Services — 2.6%
Centene Corp. (a)	1,989	168,289
Elevance Health, Inc.	1,167	563,171
Quest Diagnostics, Inc.	446	59,309
Syneos Health, Inc. (a)	2,966	212,603
UnitedHealth Group, Inc.	1,856	953,297
		1,956,669
Household Products & Wares — 0.7%
Kimberly-Clark Corp.	3,194	431,669
Reynolds Consumer Products, Inc.	4,148	113,116
		544,785
Pharmaceuticals — 6.2%
Bristol-Myers Squibb Co.	18,434	1,419,418
Jazz Pharmaceuticals PLC (a)	2,959	461,634
McKesson Corp.	2,444	797,257
Pfizer, Inc.	38,349	2,010,638
		4,688,947
		22,900,304
Energy — 4.9%
Oil & Gas — 4.9%
APA Corp.	6,057	211,389
ConocoPhillips	13,176	1,183,337
Coterra Energy, Inc.	8,475	218,570
Devon Energy Corp.	13,388	737,813
HF Sinclair Corp.	8,314	375,460
Marathon Oil Corp.	29,861	671,275

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PDC Energy, Inc.	1,354	$83,420
Pioneer Natural Resources Co.	858	191,403
		3,672,667
		3,672,667
Financial — 26.2%
Banks — 5.6%
The Bank of New York Mellon Corp.	9,418	392,825
Citigroup, Inc.	22,233	1,022,496
JP Morgan Chase & Co.	16,827	1,894,888
KeyCorp.	33,248	572,863
US Bancorp	7,341	337,833
		4,220,905
Diversified Financial Services — 6.3%
Affiliated Managers Group, Inc.	4,683	546,038
Apollo Global Management, Inc.	3,396	164,638
BlackRock, Inc.	1,601	975,073
Capital One Financial Corp.	778	81,060
The Charles Schwab Corp.	3,154	199,270
CME Group, Inc.	666	136,330
Coinbase Global, Inc. Class A (a)	1,721	80,921
Discover Financial Services	3,482	329,328
Franklin Resources, Inc.	4,282	99,813
Intercontinental Exchange, Inc.	3,583	336,945
Nasdaq, Inc.	5,037	768,344
OneMain Holdings, Inc.	9,540	356,605
Rocket Cos., Inc. Class A	8,224	60,529
Synchrony Financial	2,835	78,303
Tradeweb Markets, Inc. Class A	1,673	114,182
Upstart Holdings, Inc. (a)	584	18,466
Virtu Financial, Inc. Class A	18,147	424,821
		4,770,666
Insurance — 10.0%
Aflac, Inc.	16,277	900,607
American International Group, Inc.	3,060	156,458
Arthur J Gallagher & Co.	5,373	876,014
Berkshire Hathaway, Inc. Class B (a)	6,968	1,902,403
Brown & Brown, Inc.	13,357	779,247
Equitable Holdings, Inc.	5,422	141,352
Fidelity National Financial, Inc.	20,618	762,041
Globe Life, Inc.	2,572	250,693
Lincoln National Corp.	570	26,659
Loews Corp.	8,670	513,784
MetLife, Inc.	10,071	632,358
The Progressive Corp.	2,212	257,189
Reinsurance Group of America, Inc.	824	96,647
Voya Financial, Inc.	3,928	233,834
		7,529,286
Real Estate — 0.9%
CBRE Group, Inc. Class A (a)	9,389	691,124

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 3.2%
Healthcare Trust of America, Inc. Class A	23,414	$653,485
Highwoods Properties, Inc.	8,429	288,187
Omega Healthcare Investors, Inc.	5,802	163,558
Realty Income Corp.	2,765	188,739
SBA Communications Corp.	1,906	610,015
SL Green Realty Corp. (b)	967	44,627
STORE Capital Corp.	10,398	271,180
Vornado Realty Trust	259	7,405
WP Carey, Inc.	2,010	166,549
		2,393,745
Savings & Loans — 0.2%
New York Community Bancorp, Inc. (b)	17,184	156,890
		19,762,616
Industrial — 10.6%
Aerospace & Defense — 3.1%
General Dynamics Corp.	2,907	643,174
Raytheon Technologies Corp.	13,081	1,257,215
Teledyne Technologies, Inc. (a)	787	295,212
TransDigm Group, Inc. (a)	272	145,974
		2,341,575
Building Materials — 0.2%
Hayward Holdings, Inc. (a)	10,806	155,498
Electrical Components & Equipment — 0.9%
Emerson Electric Co.	8,450	672,113
Electronics — 1.3%
Arrow Electronics, Inc. (a)	6,635	743,717
nVent Electric PLC	5,460	171,062
Vontier Corp.	3,014	69,292
		984,071
Hand & Machine Tools — 1.0%
Regal Rexnord Corp.	2,031	230,559
Stanley Black & Decker, Inc.	5,303	556,073
		786,632
Machinery – Diversified — 0.9%
Dover Corp.	159	19,290
Enovis Corp. (a)	175	9,625
Esab Corp.	1	44
Ingersoll Rand, Inc.	13,545	569,973
The Middleby Corp. (a)	631	79,102
		678,034
Miscellaneous - Manufacturing — 0.7%
3M Co.	4,013	519,322
Transportation — 2.5%
C.H. Robinson Worldwide, Inc.	5,703	578,113

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Expeditors International of Washington, Inc.	3,433	$334,580
Knight-Swift Transportation Holdings, Inc.	5,273	244,087
Landstar System, Inc.	4,968	722,447
		1,879,227
		8,016,472
Technology — 9.3%
Computers — 2.3%
CACI International, Inc. Class A (a)	403	113,557
Dell Technologies, Inc.	6,181	285,624
International Business Machines Corp.	1,760	248,494
Leidos Holdings, Inc.	2,657	267,587
Science Applications International Corp.	8,298	772,544
		1,687,806
Office & Business Equipment — 0.3%
Zebra Technologies Corp. Class A (a)	678	199,298
Semiconductors — 3.0%
Analog Devices, Inc.	6,698	978,511
Micron Technology, Inc.	1,549	85,629
Skyworks Solutions, Inc.	3,007	278,568
Texas Instruments, Inc.	6,104	937,880
		2,280,588
Software — 3.7%
Activision Blizzard, Inc.	8,080	629,109
Black Knight, Inc. (a)	3,856	252,144
Definitive Healthcare Corp. (a)	2,040	46,777
Doximity, Inc. Class A (a)	2,418	84,195
Fidelity National Information Services, Inc.	5,826	534,069
Fiserv, Inc. (a)	6,576	585,067
Oracle Corp.	3,351	234,134
Playtika Holding Corp. (a)	5,266	69,722
Take-Two Interactive Software, Inc. (a)	483	59,182
Tyler Technologies, Inc. (a)	145	48,210
VMware, Inc. Class A	2,026	230,923
Zoom Video Communications, Inc. Class A (a)	363	39,193
		2,812,725
		6,980,417
Utilities — 1.7%
Electric — 0.7%
NRG Energy, Inc.	14,187	541,518
Gas — 1.0%
National Fuel Gas Co.	11,611	766,906
1,308,424

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $76,244,164)		$74,378,153

TOTAL EQUITIES (Cost $76,244,164)		74,378,153

MUTUAL FUNDS — 0.8%

Diversified Financial Services — 0.8%
iShares Russell 1000 Value ETF	3,596	521,312
State Street Navigator Securities Lending Government Money Market Portfolio (c)	89,625	89,625
		610,937

TOTAL MUTUAL FUNDS (Cost $625,035)		610,937

TOTAL LONG-TERM INVESTMENTS (Cost $76,869,199)		74,989,090

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (d)	$660,237	660,237

TOTAL SHORT-TERM INVESTMENTS (Cost $660,237)		660,237

TOTAL INVESTMENTS — 100.2% (Cost $77,529,436) (e)		75,649,327

Other Assets/(Liabilities) — (0.2)%		(118,594)

NET ASSETS — 100.0%		$75,530,733

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $503,199 or 0.67% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $425,659 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $660,241. Collateralized by U.S. Government Agency obligations with a rate of 0.750%, maturity date of 11/15/24 , and an aggregate market value, including accrued interest, of $673,513.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Main Street Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 0.8%
Chemicals — 0.8%
Valvoline, Inc.	25,507	$735,367
Communications — 12.1%
Internet — 7.0%
Airbnb, Inc. Class A (a)	10,394	925,898
Alphabet, Inc. Class A (a)	1,271	2,769,839
Amazon.com, Inc. (a)	26,033	2,764,965
		6,460,702
Media — 1.0%
Comcast Corp. Class A	24,986	980,451
Telecommunications — 4.1%
Motorola Solutions, Inc.	4,413	924,965
Verizon Communications, Inc.	55,689	2,826,216
		3,751,181
		11,192,334
Consumer, Cyclical — 4.3%
Auto Manufacturers — 1.6%
General Motors Co. (a)	26,070	827,983
Tesla, Inc. (a)	980	659,952
		1,487,935
Home Builders — 0.8%
D.R. Horton, Inc.	10,678	706,777
Retail — 1.9%
O'Reilly Automotive, Inc. (a)	2,163	1,366,496
Target Corp.	2,556	360,984
		1,727,480
		3,922,192
Consumer, Non-cyclical — 24.4%
Beverages — 2.5%
The Coca-Cola Co.	26,385	1,659,880
Constellation Brands, Inc. Class A	2,848	663,755
		2,323,635

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 1.0%
Seagen, Inc. (a)	5,082	$899,209
Commercial Services — 0.1%
TransUnion	1,288	103,027
Cosmetics & Personal Care — 3.0%
Coty, Inc. Class A (a)	23,601	189,044
The Procter & Gamble Co.	17,986	2,586,207
		2,775,251
Food — 2.0%
Mondelez International, Inc. Class A	14,570	904,651
Sysco Corp.	11,470	971,624
		1,876,275
Health Care – Products — 1.2%
Avantor, Inc. (a)	9,490	295,139
The Cooper Cos., Inc.	2,562	802,214
		1,097,353
Health Care – Services — 5.0%
HCA Healthcare, Inc.	6,870	1,154,572
Tenet Healthcare Corp. (a)	9,646	506,994
UnitedHealth Group, Inc.	5,792	2,974,945
		4,636,511
Pharmaceuticals — 9.6%
AstraZeneca PLC Sponsored ADR	26,877	1,775,764
Bayer AG Registered	12,450	739,698
CVS Health Corp.	19,639	1,819,750
Eli Lilly & Co.	8,844	2,867,490
Johnson & Johnson	8,926	1,584,454
		8,787,156
		22,498,417
Energy — 4.5%
Oil & Gas — 3.1%
APA Corp.	20,707	722,674
Exxon Mobil Corp.	24,352	2,085,505
		2,808,179
Pipelines — 1.4%
Cheniere Energy, Inc.	5,903	785,276
Magellan Midstream Partners LP (b)	10,668	509,504
		1,294,780
		4,102,959

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 12.7%
Banks — 3.2%
First Citizens BancShares, Inc. Class A	1,438	$940,136
JP Morgan Chase & Co.	16,331	1,839,034
SVB Financial Group (a)	351	138,641
		2,917,811
Diversified Financial Services — 3.4%
American Express Co.	10,043	1,392,161
The Charles Schwab Corp.	7,473	472,144
Intercontinental Exchange, Inc.	10,084	948,300
Rocket Cos., Inc. Class A	51,684	380,394
		3,192,999
Insurance — 3.3%
The Allstate Corp.	10,926	1,384,652
Equitable Holdings, Inc.	63,348	1,651,482
		3,036,134
Real Estate Investment Trusts (REITS) — 2.8%
Duke Realty Corp.	2,176	119,571
Prologis, Inc.	20,966	2,466,650
		2,586,221
		11,733,165
Industrial — 12.0%
Aerospace & Defense — 2.3%
Raytheon Technologies Corp.	21,882	2,103,079
Building Materials — 1.2%
Vulcan Materials Co.	7,504	1,066,319
Electronics — 0.7%
Honeywell International, Inc.	3,801	660,652
Environmental Controls — 0.7%
Waste Connections, Inc.	5,220	647,071
Machinery – Diversified — 2.9%
Deere & Co.	3,979	1,191,591
Otis Worldwide Corp.	20,373	1,439,760
		2,631,351
Transportation — 4.2%
FedEx Corp.	1,975	447,752
Union Pacific Corp.	4,643	990,259
United Parcel Service, Inc. Class B	13,594	2,481,449
		3,919,460
		11,027,932

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 25.8%
Computers — 7.1%
Accenture PLC Class A	3,880	$1,077,282
Amdocs Ltd.	5,601	466,619
Apple, Inc.	34,364	4,698,246
Crowdstrike Holdings, Inc. Class A (a)	1,743	293,800
		6,535,947
Semiconductors — 3.7%
Advanced Micro Devices, Inc. (a)	12,644	966,887
Applied Materials, Inc.	11,132	1,012,789
QUALCOMM, Inc.	11,065	1,413,443
		3,393,119
Software — 15.0%
Electronic Arts, Inc.	8,143	990,596
Fiserv, Inc. (a)	12,639	1,124,492
Manhattan Associates, Inc. (a)	2,372	271,831
Microsoft Corp.	25,499	6,548,908
Salesforce, Inc. (a)	6,406	1,057,246
ServiceNow, Inc. (a)	1,751	832,636
Synopsys, Inc. (a)	2,188	664,496
VMware, Inc. Class A	20,784	2,368,960
		13,859,165
		23,788,231
Utilities — 2.4%
Electric — 2.4%
FirstEnergy Corp.	49,717	1,908,636
The Southern Co.	3,924	279,820
		2,188,456
		2,188,456

TOTAL COMMON STOCK (Cost $84,956,894)		91,189,053

TOTAL EQUITIES (Cost $84,956,894)		91,189,053

TOTAL LONG-TERM INVESTMENTS (Cost $84,956,894)		91,189,053

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (c)	$973,633	973,633

TOTAL SHORT-TERM INVESTMENTS (Cost $973,633)		973,633

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.1% (Cost $85,930,527) (d)		$92,162,686

Other Assets/(Liabilities) — (0.1)%		(80,209)

NET ASSETS — 100.0%		$92,082,477

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $973,639. Collateralized by U.S. Government Agency obligations with a rate of 0.750%, maturity date of 11/15/24, and an aggregate market value, including accrued interest, of $993,178.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Disciplined Growth Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 0.4%
Chemicals — 0.4%
CF Industries Holdings, Inc.	5,029	$431,136
The Mosaic Co.	6,294	297,266
		728,402
Mining — 0.0%
MP Materials Corp. (a)	1,305	41,864
		770,266
Communications — 13.8%
Internet — 13.1%
Alphabet, Inc. Class A (a)	2,300	5,012,298
Alphabet, Inc. Class C (a)	1,433	3,134,616
Amazon.com, Inc. (a)	76,977	8,175,727
CDW Corp.	11,885	1,872,601
eBay, Inc.	11,395	474,830
GoDaddy, Inc. Class A (a)	8,667	602,876
Match Group, Inc. (a)	11,658	812,446
Meta Platforms, Inc. Class A (a)	9,896	1,595,730
Netflix, Inc. (a)	3,853	673,774
		22,354,898
Media — 0.7%
Charter Communications, Inc. Class A (a)	749	350,929
FactSet Research Systems, Inc.	1,746	671,459
Nexstar Media Group, Inc. Class A	571	93,005
		1,115,393
		23,470,291
Consumer, Cyclical — 10.5%
Apparel — 0.6%
NIKE, Inc. Class B	9,850	1,006,670
Auto Manufacturers — 3.0%
Tesla, Inc. (a)	7,693	5,180,620
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	13,225	508,501
Distribution & Wholesale — 1.3%
Core & Main, Inc. Class A (a)	30,905	689,182

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pool Corp.	4,140	$1,454,092
		2,143,274
Home Builders — 1.0%
D.R. Horton, Inc.	18,155	1,201,680
NVR, Inc. (a)	138	552,571
		1,754,251
Leisure Time — 0.8%
Brunswick Corp.	5,393	352,594
YETI Holdings, Inc. (a)	24,570	1,063,144
		1,415,738
Retail — 3.5%
AutoZone, Inc. (a)	425	913,376
Costco Wholesale Corp.	4,586	2,197,978
Lowe's Cos., Inc.	4,409	770,120
Lululemon Athletica, Inc. (a)	2,446	666,804
McDonald's Corp.	1,934	477,466
Olaplex Holdings, Inc. (a) (b)	35,940	506,395
RH (a)	1,240	263,202
Victoria's Secret & Co. (a)	2,134	59,688
Williams-Sonoma, Inc.	1,157	128,369
		5,983,398
		17,992,452
Consumer, Non-cyclical — 19.7%
Beverages — 2.5%
The Coca-Cola Co.	24,923	1,567,906
Monster Beverage Corp. (a)	21,904	2,030,501
PepsiCo, Inc.	4,094	682,306
		4,280,713
Biotechnology — 1.9%
Exelixis, Inc. (a)	1,496	31,147
Maravai LifeSciences Holdings, Inc. Class A (a)	17,132	486,720
Moderna, Inc. (a)	4,352	621,683
Novavax, Inc. (a) (b)	6,235	320,666
Regeneron Pharmaceuticals, Inc. (a)	1,009	596,450
Vertex Pharmaceuticals, Inc. (a)	4,287	1,208,034
		3,264,700
Commercial Services — 3.9%
Automatic Data Processing, Inc.	832	174,753
Equifax, Inc.	1,530	279,653
FleetCor Technologies, Inc. (a)	8,646	1,816,611
Gartner, Inc. (a)	6,673	1,613,732
MarketAxess Holdings, Inc.	824	210,952
Moody's Corp.	3,251	884,175
Robert Half International, Inc.	4,819	360,895
United Rentals, Inc. (a)	367	89,148

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Verisk Analytics, Inc.	6,544	$1,132,701
		6,562,620
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.	5,950	476,833
The Procter & Gamble Co.	4,083	587,095
		1,063,928
Food — 0.1%
The Hershey Co.	325	69,927
Health Care – Products — 3.4%
Align Technology, Inc. (a)	3,823	904,789
Avantor, Inc. (a)	37,915	1,179,157
Danaher Corp.	6,392	1,620,500
IDEXX Laboratories, Inc. (a)	418	146,605
Intuitive Surgical, Inc. (a)	1,406	282,198
Thermo Fisher Scientific, Inc.	2,949	1,602,133
		5,735,382
Health Care – Services — 3.9%
Elevance Health, Inc.	906	437,217
Syneos Health, Inc. (a)	7,029	503,839
UnitedHealth Group, Inc.	11,249	5,777,824
		6,718,880
Household Products & Wares — 0.5%
Church & Dwight Co., Inc.	9,135	846,449
Pharmaceuticals — 2.9%
AbbVie, Inc.	20,402	3,124,770
AmerisourceBergen Corp.	13,267	1,877,015
		5,001,785
		33,544,384
Energy — 1.5%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	658	128,468
Oil & Gas — 1.4%
Coterra Energy, Inc.	14,979	386,309
EOG Resources, Inc.	903	99,727
PDC Energy, Inc.	5,281	325,362
Pioneer Natural Resources Co.	3,099	691,325
Texas Pacific Land Corp.	590	877,932
		2,380,655
		2,509,123
Financial — 10.1%
Diversified Financial Services — 5.7%
Mastercard, Inc. Class A	13,567	4,280,117
Rocket Cos., Inc. Class A	35,125	258,520

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tradeweb Markets, Inc. Class A	4,315	$294,499
Upstart Holdings, Inc. (a)	3,355	106,085
Visa, Inc. Class A	24,442	4,812,386
		9,751,607
Insurance — 2.6%
Aon PLC Class A	424	114,344
Arthur J Gallagher & Co.	10,698	1,744,202
Brown & Brown, Inc.	29,553	1,724,122
Lincoln National Corp.	1,183	55,329
Ryan Specialty Holdings, Inc. (a)	17,564	688,333
		4,326,330
Private Equity — 1.6%
Ares Management Corp. Class A	20,651	1,174,216
Blackstone, Inc.	17,128	1,562,587
		2,736,803
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	4,328	318,584
Real Estate Investment Trusts (REITS) — 0.0%
Simon Property Group, Inc.	460	43,663
		17,176,987
Industrial — 4.5%
Aerospace & Defense — 1.3%
Lockheed Martin Corp.	5,054	2,173,018
Electrical Components & Equipment — 0.2%
Generac Holdings, Inc. (a)	1,897	399,470
Electronics — 1.1%
Amphenol Corp. Class A	5,465	351,837
Arrow Electronics, Inc. (a)	13,059	1,463,783
		1,815,620
Machinery – Diversified — 0.4%
Graco, Inc.	7,223	429,118
Nordson Corp.	1,351	273,497
		702,615
Transportation — 1.5%
Expeditors International of Washington, Inc.	9,137	890,492
Landstar System, Inc.	12,129	1,763,799
		2,654,291
		7,745,014
Technology — 38.5%
Computers — 14.2%
Accenture PLC Class A	12,050	3,345,683
Apple, Inc.	142,704	19,510,491

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EPAM Systems, Inc. (a)	423	$124,692
Fortinet, Inc. (a)	19,216	1,087,241
Thoughtworks Holding, Inc. (a) (b)	9,531	134,482
		24,202,589
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	886	260,440
Semiconductors — 8.2%
Advanced Micro Devices, Inc. (a)	18,023	1,378,219
Analog Devices, Inc.	10,349	1,511,885
Applied Materials, Inc.	5,399	491,201
Broadcom, Inc.	7,223	3,509,006
KLA Corp.	3,117	994,572
NVIDIA Corp.	27,111	4,109,757
QUALCOMM, Inc.	12,813	1,636,733
Texas Instruments, Inc.	2,193	336,954
		13,968,327
Software — 16.0%
Adobe, Inc. (a)	9,249	3,385,689
AppLovin Corp. (a)	9,041	311,372
Definitive Healthcare Corp. (a) (b)	12,264	281,213
Doximity, Inc. Class A (a)	4,758	165,674
Dynatrace, Inc. (a)	7,807	307,908
Fiserv, Inc. (a)	6,691	595,298
Intuit, Inc.	4,259	1,641,589
Microsoft Corp.	74,743	19,196,245
Paychex, Inc.	3,057	348,101
Playtika Holding Corp. (a)	24,635	326,167
Zoom Video Communications, Inc. Class A (a)	5,519	595,886
ZoomInfo Technologies, Inc. (a)	5,041	167,563
		27,322,705
		65,754,061

TOTAL COMMON STOCK (Cost $177,393,519)		168,962,578

TOTAL EQUITIES (Cost $177,393,519)		168,962,578

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)	285,313	285,313

TOTAL MUTUAL FUNDS (Cost $285,313)		285,313

TOTAL LONG-TERM INVESTMENTS (Cost $177,678,832)		169,247,891

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%

Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (d)	$1,804,341	$1,804,341

TOTAL SHORT-TERM INVESTMENTS (Cost $1,804,341)		1,804,341

TOTAL INVESTMENTS — 100.3% (Cost $179,483,173) (e)		171,052,232

Other Assets/(Liabilities) — (0.3)%		(462,715)

NET ASSETS — 100.0%		$170,589,517

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $1,167,057 or 0.68% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $907,777 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,804,353. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $1,840,484.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 2.3%
Chemicals — 0.6%
NewMarket Corp.	6,237	$1,877,088
Mining — 1.7%
Compass Minerals International, Inc.	63,287	2,239,727
Kaiser Aluminum Corp.	35,434	2,802,475
		5,042,202
		6,919,290
Communications — 1.6%
Internet — 1.6%
Bumble, Inc. Class A (a)	55,613	1,565,506
Q2 Holdings, Inc. (a)	85,255	3,288,285
		4,853,791
Consumer, Cyclical — 12.5%
Airlines — 0.7%
Spirit Airlines, Inc. (a) (b)	90,552	2,158,760
Auto Parts & Equipment — 3.7%
Allison Transmission Holdings, Inc.	60,150	2,312,768
Dorman Products, Inc. (a)	45,557	4,998,058
Visteon Corp. (a)	35,561	3,683,408
		10,994,234
Entertainment — 1.0%
Cedar Fair LP (a) (c)	63,328	2,780,732
Home Builders — 0.5%
Skyline Champion Corp. (a)	32,419	1,537,309
Lodging — 0.5%
Boyd Gaming Corp.	31,677	1,575,931
Retail — 6.1%
AutoNation, Inc. (a)	54,098	6,045,992
BJ's Wholesale Club Holdings, Inc. (a)	97,464	6,073,957
Suburban Propane Partners LP (c)	205,661	3,138,387
Texas Roadhouse, Inc.	41,959	3,071,399
		18,329,735
		37,376,701

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 20.8%
Biotechnology — 1.4%
Avid Bioservices, Inc. (a)	155,267	$2,369,375
Intra-Cellular Therapies, Inc. (a)	30,127	1,719,649
		4,089,024
Commercial Services — 4.3%
ASGN, Inc. (a)	54,307	4,901,207
Korn Ferry	85,760	4,975,795
Paya Holdings, Inc. (a)	224,997	1,478,230
Payoneer Global, Inc. (a)	425,817	1,669,203
		13,024,435
Food — 1.7%
The Simply Good Foods Co. (a)	134,811	5,091,812
Health Care – Products — 3.4%
AtriCure, Inc. (a)	67,325	2,750,899
BioLife Solutions, Inc. (a)	69,596	961,121
Inspire Medical Systems, Inc. (a)	26,100	4,767,687
Tandem Diabetes Care, Inc. (a)	29,527	1,747,703
		10,227,410
Health Care – Services — 7.1%
Acadia Healthcare Co., Inc. (a)	96,179	6,504,586
Addus HomeCare Corp. (a)	44,779	3,729,195
LHC Group, Inc. (a)	36,317	5,656,009
Tenet Healthcare Corp. (a)	101,062	5,311,819
		21,201,609
Household Products & Wares — 0.5%
ACCO Brands Corp.	244,108	1,594,025
Pharmaceuticals — 2.4%
BellRing Brands, Inc. (a)	160,392	3,992,157
Collegium Pharmaceutical, Inc. (a)	89,325	1,582,839
Heska Corp. (a)	16,175	1,528,699
		7,103,695
		62,332,010
Energy — 4.8%
Oil & Gas — 3.5%
Chesapeake Energy Corp. (b)	42,579	3,453,157
CNX Resources Corp. (a)	241,253	3,971,024
Helmerich & Payne, Inc.	69,829	3,006,837
		10,431,018
Oil & Gas Services — 0.8%
Nov, Inc.	147,771	2,498,807
Pipelines — 0.5%
Equitrans Midstream Corp.	247,705	1,575,404
		14,505,229

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 21.1%
Banks — 6.4%
The Bank of NT Butterfield & Son Ltd.	50,991	$1,590,409
BankUnited, Inc.	107,900	3,838,003
Cathay General Bancorp	90,326	3,536,263
Columbia Banking System, Inc.	51,575	1,477,624
FB Financial Corp.	49,185	1,929,036
Heritage Financial Corp.	79,937	2,011,215
Silvergate Capital Corp. Class A (a)	18,359	982,757
Webster Financial Corp.	89,256	3,762,140
		19,127,447
Diversified Financial Services — 3.9%
Federated Hermes, Inc.	105,387	3,350,253
Focus Financial Partners, Inc. Class A (a)	84,953	2,893,499
Stifel Financial Corp.	98,114	5,496,346
		11,740,098
Insurance — 1.3%
Definity Financial Corp. (b)	149,300	3,858,927
Real Estate Investment Trusts (REITS) — 5.4%
DiamondRock Hospitality Co. (a)	446,332	3,664,386
Four Corners Property Trust, Inc.	186,782	4,966,533
National Storage Affiliates Trust	103,676	5,191,057
Sabra Health Care REIT, Inc.	171,543	2,396,456
		16,218,432
Savings & Loans — 4.1%
Berkshire Hills Bancorp, Inc.	90,913	2,251,915
OceanFirst Financial Corp.	107,875	2,063,649
Pacific Premier Bancorp, Inc.	112,317	3,284,149
WSFS Financial Corp.	119,250	4,780,733
		12,380,446
		63,325,350
Industrial — 16.7%
Aerospace & Defense — 1.4%
Curtiss-Wright Corp.	30,831	4,071,542
Building Materials — 2.1%
Masonite International Corp. (a)	37,119	2,851,853
Summit Materials, Inc. Class A (a)	153,291	3,570,147
		6,422,000
Electrical Components & Equipment — 0.6%
Belden, Inc.	34,678	1,847,297
Electronics — 1.3%
Atkore, Inc. (a)	45,110	3,744,581

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 1.9%
Primoris Services Corp.	78,348	$1,704,853
TopBuild Corp. (a)	23,727	3,966,205
		5,671,058
Environmental Controls — 1.2%
Evoqua Water Technologies Corp. (a)	105,909	3,443,102
Hand & Machine Tools — 1.0%
Regal Rexnord Corp.	25,498	2,894,533
Machinery – Construction & Mining — 1.1%
BWX Technologies, Inc.	41,973	2,312,293
Vertiv Holdings Co.	137,011	1,126,230
		3,438,523
Machinery – Diversified — 1.3%
Zurn Water Solutions Corp.	143,287	3,903,138
Metal Fabricate & Hardware — 1.0%
Valmont Industries, Inc.	13,080	2,938,160
Miscellaneous - Manufacturing — 1.1%
EnPro Industries, Inc.	41,252	3,379,776
Packaging & Containers — 0.9%
Silgan Holdings, Inc.	68,084	2,815,273
Transportation — 1.8%
CryoPort, Inc. (a)	93,990	2,911,810
Hub Group, Inc. Class A (a)	36,413	2,583,139
		5,494,949
		50,063,932
Technology — 14.2%
Computers — 3.1%
CACI International, Inc. Class A (a)	16,530	4,657,823
KBR, Inc.	95,155	4,604,551
		9,262,374
Semiconductors — 5.6%
Allegro MicroSystems, Inc. (a)	93,423	1,932,922
Ambarella, Inc. (a)	26,971	1,765,522
Azenta, Inc.	70,522	5,084,636
MACOM Technology Solutions Holdings, Inc. (a)	37,576	1,732,254
MKS Instruments, Inc.	27,113	2,782,607
Semtech Corp. (a)	64,216	3,529,953
		16,827,894
Software — 5.5%
Consensus Cloud Solutions, Inc. (a)	35,187	1,536,968
Envestnet, Inc. (a)	30,920	1,631,648
Paycor HCM, Inc. (a) (b)	159,765	4,153,890
Progress Software Corp.	41,182	1,865,545

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sprout Social, Inc. Class A (a)	42,303	$2,456,535
Ziff Davis, Inc. (a)	67,024	4,995,299
		16,639,885
		42,730,153
Utilities — 4.0%
Electric — 1.3%
Avista Corp.	90,741	3,948,141
Gas — 2.7%
National Fuel Gas Co.	69,086	4,563,130
Northwest Natural Holding Co.	68,437	3,634,005
		8,197,135
		12,145,276

TOTAL COMMON STOCK (Cost $279,060,642)		294,251,732

TOTAL EQUITIES (Cost $279,060,642)		294,251,732

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	974,850	974,850

TOTAL MUTUAL FUNDS (Cost $974,850)		974,850

TOTAL LONG-TERM INVESTMENTS (Cost $280,035,492)		295,226,582

	Principal Amount
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (e)	$11,350,831	11,350,831

TOTAL SHORT-TERM INVESTMENTS (Cost $11,350,831)		11,350,831

TOTAL INVESTMENTS — 102.1% (Cost $291,386,323) (f)		306,577,413

Other Assets/(Liabilities) — (2.1)%		(6,235,811)

NET ASSETS — 100.0%		$300,341,602

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $10,080,922 or 3.36% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $9,482,040 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $11,350,906. Collateralized by U.S. Government Agency obligations with rates ranging from 0.750% - 2.750%, maturity date of 11/15/24, and an aggregate market value, including accrued interest, of $11,577,921.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Cayman Islands — 6.3%
Farfetch Ltd. Class A (a)	91,961	$658,441
JD.com, Inc. ADR	168,499	10,821,006
Meituan Class B Class B (a) (b)	62,200	1,571,786
StoneCo Ltd. Class A (a)	47,197	363,417
Tencent Holdings Ltd.	9,700	440,511
		13,855,161
Denmark — 3.0%
Ambu A/S Class B	29,139	284,782
Novo Nordisk A/S Class B	56,491	6,270,013
		6,554,795
France — 9.0%
Dassault Systemes SE	22,328	827,326
Kering SA	12,122	6,298,089
LVMH Moet Hennessy Louis Vuitton SE	20,480	12,638,887
		19,764,302
Germany — 1.8%
SAP SE	41,958	3,822,486
India — 4.8%
DLF Ltd.	1,709,214	6,788,262
ICICI Bank Ltd. Sponsored ADR	211,896	3,759,035
		10,547,297
Italy — 0.4%
Brunello Cucinelli SpA	19,360	877,481
Japan — 8.7%
FANUC Corp.	3,200	501,577
Keyence Corp.	16,500	5,646,788
Murata Manufacturing Co. Ltd.	108,530	5,878,038
Nidec Corp.	48,700	3,011,298
Omron Corp.	25,100	1,276,417
TDK Corp.	92,200	2,851,407
		19,165,525
Netherlands — 4.5%
Airbus SE	80,665	7,920,319
ASML Holding NV	4,069	1,963,813
		9,884,132
Sweden — 3.3%
Assa Abloy AB Class B	160,305	3,430,518

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Atlas Copco AB	400,554	$3,748,178
		7,178,696
Switzerland — 0.8%
Lonza Group AG Registered	2,650	1,413,043
Zur Rose Group AG (a) (c)	4,328	324,864
		1,737,907
United States — 56.7%
Adobe, Inc. (a)	23,396	8,564,340
Agilent Technologies, Inc.	28,055	3,332,092
Alphabet, Inc. Class A (a)	12,107	26,384,301
Amazon.com, Inc. (a)	18,375	1,951,609
Analog Devices, Inc.	65,722	9,601,327
Avantor, Inc. (a)	131,450	4,088,095
Boston Scientific Corp. (a)	25,781	960,858
Charles River Laboratories International, Inc. (a)	4,720	1,009,938
Charter Communications, Inc. Class A (a)	1,005	470,873
Danaher Corp.	4,007	1,015,855
Datadog, Inc. Class A (a)	5,383	512,677
Dun & Bradstreet Holdings, Inc. (a)	25,117	377,508
Ecolab, Inc.	2,260	347,498
Equifax, Inc.	24,416	4,462,756
Fidelity National Information Services, Inc.	13,188	1,208,944
IDEXX Laboratories, Inc. (a)	1,599	560,817
Illumina, Inc. (a)	6,910	1,273,928
Intuit, Inc.	32,202	12,411,939
Intuitive Surgical, Inc. (a)	5,552	1,114,342
IQVIA Holdings, Inc. (a)	9,589	2,080,717
Lam Research Corp.	513	218,615
Marriott International, Inc. Class A	6,517	886,377
Marvell Technology, Inc.	60,524	2,634,610
Meta Platforms, Inc. Class A (a)	51,343	8,279,059
Microsoft Corp.	12,250	3,146,167
NVIDIA Corp.	6,387	968,205
Omnicell, Inc. (a)	8,535	970,856
Phathom Pharmaceuticals, Inc. (a) (c)	28,131	237,426
Qualtrics International Inc (a)	48,812	610,638
S&P Global, Inc.	36,182	12,195,505
Splunk, Inc. (a)	13,131	1,161,568
United Parcel Service, Inc. Class B	34,422	6,283,392
Veracyte, Inc. (a)	41,505	825,949
Visa, Inc. Class A	19,276	3,795,252
The Walt Disney Co. (a)	4,238	400,067
		124,344,100

TOTAL COMMON STOCK (Cost $145,422,550)		217,731,882

TOTAL EQUITIES (Cost $145,422,550)		217,731,882

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.1%

United States — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	322,859	$322,859

TOTAL MUTUAL FUNDS (Cost $322,859)		322,859

TOTAL LONG-TERM INVESTMENTS (Cost $145,745,409)		218,054,741

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (e)	$1,464,806	1,464,806

TOTAL SHORT-TERM INVESTMENTS (Cost $1,464,806)		1,464,806

TOTAL INVESTMENTS — 100.1% (Cost $147,210,215) (f)		219,519,547

Other Assets/(Liabilities) — (0.1)%		(139,844)

NET ASSETS — 100.0%		$219,379,703

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $1,571,786 or 0.72% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $551,772 or 0.25% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $251,181 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $1,464,816. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $1,494,164.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual International Equity Fund — Portfolio of Investments

	Number of Shares	Value
EQUITIES — 95.4%

COMMON STOCK — 95.4%
Australia — 0.9%
BHP Group Ltd. Sponsored ADR (a)	2,000	$112,360
BHP Group Ltd.	3,900	112,330
Lendlease Corp Ltd.	27,700	174,286
Macquarie Group Ltd.	2,700	306,865
Santos Ltd.	71,700	365,522
Woodside Energy Group Ltd.	3,326	72,836
		1,144,199
Austria — 0.0%
ams-OSRAM AG (b)	6,466	58,326
Belgium — 0.7%
Anheuser-Busch InBev SA	7,800	420,752
Groupe Bruxelles Lambert SA	2,000	167,082
KBC Group NV	3,900	219,080
		806,914
Canada — 6.3%
The Bank of Nova Scotia (a)	29,635	1,753,880
Canadian National Railway Co.	26,421	2,971,952
Intact Financial Corp. (a)	21,121	2,979,124
TFI International, Inc.	1,800	144,495
		7,849,451
Cayman Islands — 0.7%
CK Asset Holdings Ltd.	57,000	403,748
CK Hutchison Holdings Ltd.	67,700	460,414
		864,162
Finland — 1.6%
Kone OYJ Class B	35,254	1,685,740
Nokia OYJ	68,300	318,154
		2,003,894
France — 11.2%
Amundi SA (a) (c)	3,292	182,232
AXA SA	74,704	1,697,636
Capgemini SE	13,609	2,353,391
Cie de Saint-Gobain	3,200	139,003
Dassault Aviation SA	1,000	156,109
Engie SA	45,500	528,092
LVMH Moet Hennessy Louis Vuitton SE	1,644	1,014,567
Rexel SA (b)	7,800	120,102

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sanofi	5,000	$505,628
Schneider Electric SE	16,174	1,916,105
TotalEnergies SE	37,399	1,971,375
Ubisoft Entertainment SA (b)	3,200	141,349
Veolia Environnement SA	14,192	351,109
Vinci SA	31,788	2,855,849
		13,932,547
Germany — 4.0%
Allianz SE Registered	760	145,079
BASF SE	7,000	304,613
Bayer AG Registered	2,100	124,768
Deutsche Boerse AG	1,936	323,804
Deutsche Post AG Registered	9,900	370,907
Fresenius SE & Co. KGaA	10,900	330,273
HeidelbergCement AG	6,800	326,659
Infineon Technologies AG	10,500	254,050
Merck KGaA	10,356	1,747,874
SAP SE	4,200	382,631
Siemens AG Registered	3,460	352,151
Siemens Energy AG (b)	12,834	188,214
Talanx AG (b)	3,100	117,958
		4,968,981
Hong Kong — 2.9%
AIA Group Ltd.	327,714	3,599,660
Ireland — 3.2%
AIB Group PLC	93,300	212,793
DCC PLC	4,600	287,430
Linde PLC (b)	10,118	2,904,738
Linde PLC	670	192,645
Ryanair Holdings PLC Sponsored ADR (b)	300	20,175
Smurfit Kappa Group PLC	10,000	337,446
		3,955,227
Israel — 0.2%
Check Point Software Technologies Ltd. (b)	2,190	266,698
Italy — 0.1%
Prysmian SpA	3,300	91,070
Japan — 14.8%
Astellas Pharma, Inc.	222,080	3,460,151
Chugai Pharmaceutical Co. Ltd. (a)	34,301	877,808
Denka Co. Ltd.	7,800	188,984
FANUC Corp.	1,500	235,114
Fujitsu Ltd.	1,900	237,827
Hitachi Ltd.	7,600	360,097
Kao Corp.	58,356	2,355,053
KDDI Corp.	103,834	3,283,398
Kirin Holdings Co. Ltd.	104,365	1,644,817
Kyocera Corp.	6,200	331,864
Nintendo Co. Ltd.	400	172,877
Olympus Corp.	12,500	251,385
ORIX Corp.	23,500	394,499
Rakuten Group, Inc. (a)	42,500	191,901

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SBI Holdings, Inc.	11,900	$233,046
Sega Sammy Holdings, Inc.	7,900	126,895
Seven & i Holdings Co. Ltd.	11,900	461,298
Shiseido Co. Ltd. (a)	37,622	1,511,540
Sony Group Corp.	8,400	686,480
Square Enix Holdings Co. Ltd.	4,600	203,889
Sumitomo Mitsui Financial Group, Inc.	14,000	415,786
Toshiba Corp.	6,900	280,634
Toyota Industries Corp.	7,100	440,094
		18,345,437
Luxembourg — 0.2%
ArcelorMittal SA	10,100	229,336
Netherlands — 4.9%
AerCap Holdings NV (b)	5,595	229,059
ASML Holding NV	390	188,225
CNH Industrial NV	20,400	236,770
EXOR NV	1,300	81,591
Heineken Holding NV	4,300	314,517
Heineken NV	34,197	3,131,818
Koninklijke Philips NV	78,762	1,708,935
NXP Semiconductor NV	1,200	177,636
		6,068,551
Norway — 0.3%
DNB Bank ASA	11,100	199,769
Mowi ASA	9,400	214,458
		414,227
Republic of Korea — 0.3%
Samsung Electronics Co. Ltd.	8,400	367,959
Singapore — 0.3%
DBS Group Holdings, Ltd.	16,200	346,751
Spain — 3.5%
Iberdrola SA	199,131	2,066,344
Industria de Diseno Textil SA	98,499	2,230,750
		4,297,094
Sweden — 2.5%
Assa Abloy AB Class B	103,073	2,205,756
Essity AB Class B	9,300	242,812
Husqvarna AB Class B	6,600	48,569
Investor AB Class B	10,600	174,454
Lundin Energy MergerCo AB (a) (d) (e)	4,641	189,304
Volvo AB Class B	13,800	213,909
		3,074,804
Switzerland — 9.8%
ABB Ltd. Registered	12,900	344,766
Alcon, Inc.	1,000	69,854
Cie Financiere Richemont SA Registered	2,500	266,240
Nestle SA Registered	29,370	3,445,723

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Novartis AG Registered	44,282	$3,745,898
Roche Holding AG	11,316	3,777,594
UBS Group AG Registered	32,900	531,077
		12,181,152
United Kingdom — 27.0%
Ashtead Group PLC	4,700	197,167
AstraZeneca PLC	22,863	2,996,923
Aviva PLC	31,084	151,860
BAE Systems PLC	327,343	3,310,793
Barratt Developments PLC	21,100	117,614
BP PLC	59,400	279,767
Bunzl PLC	5,800	192,072
Burberry Group PLC	3,800	76,019
Compass Group PLC	106,211	2,174,442
Diageo PLC	60,443	2,607,621
Entain PLC (b)	5,900	89,528
Experian PLC	73,650	2,159,055
Glencore PLC	40,900	221,632
GSK PLC	17,400	374,142
Imperial Brands PLC	5,300	118,460
Inchcape PLC	16,056	136,093
Informa PLC (b)	33,000	212,668
Kingfisher PLC	93,700	278,677
Liberty Global PLC Class C (b)	13,900	307,051
Lloyds Banking Group PLC	695,000	358,490
Melrose Industries PLC	132,621	242,159
National Grid PLC	186,179	2,385,934
Persimmon PLC	10,200	231,539
Prudential PLC	121,498	1,511,312
Reckitt Benckiser Group PLC	49,912	3,748,942
Shell PLC	95,476	2,491,492
Smith & Nephew PLC	222,055	3,104,578
Tesco PLC	104,400	324,720
Unilever PLC	10,300	468,796
Unilever PLC	57,062	2,597,858
		33,467,404

TOTAL COMMON STOCK (Cost $126,953,586)		118,333,844

TOTAL EQUITIES (Cost $126,953,586)		118,333,844

MUTUAL FUNDS — 0.0%
United States — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	3,318	3,318

TOTAL MUTUAL FUNDS (Cost $3,318)		3,318

TOTAL LONG-TERM INVESTMENTS (Cost $126,956,904)		118,337,162

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.9%

Repurchase Agreement — 3.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (g)	$4,846,705	$4,846,705

TOTAL SHORT-TERM INVESTMENTS (Cost $4,846,705)		4,846,705

TOTAL INVESTMENTS — 99.3% (Cost $131,803,609) (h)		123,183,867

Other Assets/(Liabilities) — 0.7%		858,165

NET ASSETS — 100.0%		$124,042,032

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $2,918,380 or 2.35% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,207,365 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $182,232 or 0.15% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $189,304 or 0.15% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $4,846,738. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $4,943,686.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.3%

COMMON STOCK — 93.1%
Bermuda — 0.3%
Credicorp Ltd.	3,311	$397,022
Brazil — 3.6%
Ambev SA	560,863	1,436,063
Americanas SA	219,741	563,896
Lojas Renner SA	153,133	661,871
Vale SA ADR Sponsored ADR	99,802	1,460,103
WEG SA	41,637	210,435
		4,332,368
Cayman Islands — 24.1%
Alibaba Group Holding Ltd. (a)	206,600	2,947,089
BeiGene Ltd. ADR (a)	9,017	1,459,401
Brii Biosciences Ltd. (a)	170,000	183,500
Grab Holdings Ltd. Class A (a)	91,801	232,256
Huazhu Group Ltd.	8,000	31,052
Huazhu Group Ltd. ADR	111,760	4,258,056
JD.com, Inc. ADR	2,831	181,807
Meituan Class B Class B (a) (b)	117,500	2,969,211
NetEase, Inc. ADR	46,935	4,381,852
New Horizon Health Ltd. (a) (b)	51,500	158,249
NU Holdings Ltd/Cayman Islands Class A (a)	118,316	442,502
Pagseguro Digital Ltd. Class A (a)	35,289	361,359
Silergy Corp.	7,000	558,208
Sunny Optical Technology Group Co. Ltd.	41,900	681,811
Tencent Holdings Ltd.	49,890	2,265,679
Wuxi Biologics Cayman, Inc. (a) (b)	304,000	2,800,312
Zai Lab Ltd. ADR (a)	29,224	1,013,488
ZTO Express Cayman, Inc.	9,970	270,122
ZTO Express Cayman, Inc. ADR	135,773	3,726,969
		28,922,923
Chile — 0.1%
Banco Santander Chile	2,558,202	103,287
China — 0.0%
Microtech Medical Co., Ltd. (a) (c)	27,000	32,409
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (b)	15,300	19,331
		51,740
Cyprus — 0.0%
TCS Group Holding, PLC GDR Registered (a) (b) (c) (d)	10,040	—
Egypt — 0.3%
Commercial International Bank Egypt SAE	174,357	345,774

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
France — 5.1%
Kering SA	3,896	$2,024,200
L'Oreal SA	200	69,102
Pernod Ricard SA	21,612	4,003,314
		6,096,616
Hong Kong — 4.1%
AIA Group Ltd.	448,600	4,927,490
India — 19.3%
Housing Development Finance Corp. Ltd.	287,591	7,866,362
Infosys Ltd.	139,113	2,584,577
Kotak Mahindra Bank Ltd.	281,287	5,920,428
Oberoi Realty Ltd. (a)	72,906	674,980
Tata Consultancy Services Ltd.	125,342	5,190,636
Zee Entertainment Enterprises Ltd.	353,109	957,798
		23,194,781
Indonesia — 0.8%
Bank Central Asia Tbk PT	1,893,000	922,413
Italy — 1.4%
PRADA SpA	294,700	1,653,645
Luxembourg — 0.3%
InPost SA (a) (e)	66,064	383,668
Mexico — 8.7%
America Movil SAB de CV Class L Sponsored ADR	63,194	1,291,054
Fomento Economico Mexicano SAB de CV	268,324	1,811,065
Grupo Mexico SAB de CV Series B	1,145,496	4,774,063
Wal-Mart de Mexico SAB de CV	766,909	2,639,056
		10,515,238
Netherlands — 0.0%
Yandex N.V. (a) (c) (d)	83,348	—
Philippines — 2.1%
Ayala Land, Inc.	1,689,600	782,487
SM Investments Corp.	106,190	1,510,620
SM Prime Holdings, Inc.	425,857	283,049
		2,576,156
Republic of Korea — 6.3%
LG Chem Ltd.	4,478	1,782,006
NAVER Corp.	6,260	1,161,407
Samsung Biologics Co. Ltd. (a) (b)	4,100	2,496,315
Samsung Electronics Co. Ltd.	47,388	2,075,815
		7,515,543
Russia — 0.0%
Novatek PJSC GDR Registered (b) (c) (d)	28,473	—
Novatek PJSC Sponsored GDR Registered (b) (c) (d)	172	—
Polyus PJSC (a) (c) (d)	4,927	—
Polyus PJSC GDR (c) (d)	454	—

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Polyus PJSC GDR (b) (c) (d)	4,390	$—
Sberbank of Russia PJSC (a) (c) (d)	18,062	—
		—
South Africa — 0.9%
FirstRand Ltd.	285,289	1,096,229
Switzerland — 1.5%
Cie Financiere Richemont SA Registered	16,645	1,772,627
Taiwan — 8.5%
MediaTek, Inc.	105,000	2,286,818
Taiwan Semiconductor Manufacturing Co. Ltd.	497,000	7,915,533
		10,202,351
United Kingdom — 0.5%
Prudential PLC	47,607	579,178
United States — 5.2%
Coupang, Inc. (a)	24,116	307,479
Yum China Holdings, Inc.	121,754	5,905,069
		6,212,548

TOTAL COMMON STOCK (Cost $134,828,681)		111,801,597

PREFERRED STOCK — 1.2%
Brazil — 1.2%
Banco Bradesco SA 3.340%	441,014	1,449,415

TOTAL PREFERRED STOCK (Cost $1,607,078)		1,449,415

TOTAL EQUITIES (Cost $136,435,759)		113,251,012

MUTUAL FUNDS — 0.1%
United States — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	100,760	100,760

TOTAL MUTUAL FUNDS (Cost $100,760)		100,760

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	53,937	29,380

TOTAL WARRANTS (Cost $0)		29,380

TOTAL LONG-TERM INVESTMENTS (Cost $136,536,519)		113,381,152

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.3%

Repurchase Agreement — 5.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (g)	$6,359,945	$6,359,945

TOTAL SHORT-TERM INVESTMENTS (Cost $6,359,945)		6,359,945

TOTAL INVESTMENTS — 99.7% (Cost $142,896,464) (h)		119,741,097

Other Assets/(Liabilities) — 0.3%		354,211

NET ASSETS — 100.0%		$120,095,308

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $8,443,418 or 7.03% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $32,409 or 0.03% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $95,768 or 0.08% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $0 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $6,359,988. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $6,487,195.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 14 series, including the following 13 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Core Bond Fund (“Core Bond Fund”)

MassMutual Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual High Yield Fund (“High Yield Fund”)

MassMutual Balanced Fund (“Balanced Fund”)

MassMutual Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Main Street Fund (“Main Street Fund”)

MassMutual Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Global Fund (“Global Fund”)

MassMutual International Equity Fund (“International Equity Fund”)

MassMutual Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

1	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Disciplined Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2022. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2022, for the remaining Funds’ investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$386,070,600	$—	$386,070,600
Non-U.S. Government Agency Obligations	—	338,473,529	—	338,473,529
U.S. Government Agency Obligations and Instrumentalities	—	118,501	—	118,501
Mutual Funds	3,072,928	—	—	3,072,928
Short-Term Investments	—	6,731,203	—	6,731,203
Total Investments	$3,072,928	$731,393,833	$—	$734,466,761
Asset Derivatives
Futures Contracts	$2,242,040	$—	$—	$2,242,040
Liability Derivatives
Swap Agreements	$—	$(22,916,811)	$—	$(22,916,811)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$169,014,586	$—	$169,014,586
U.S. Government Agency Obligations and Instrumentalities	—	26,805,611	—	26,805,611
U.S. Treasury Obligations	—	80,683,098	—	80,683,098
Short-Term Investments	—	34,109,541	—	34,109,541
Total Investments	$—	$310,612,836	$—	$310,612,836

Asset Derivatives
Futures Contracts	$1,941	$—	$—	$1,941
Swap Agreements	—	49,103	—	49,103
Total	$1,941	$49,103	$—	$51,044

Liability Derivatives
Futures Contracts	$(510,813)	$—	$—	$(510,813)
Swap Agreements	—	(11,648,245)	—	(11,648,245)
Total	$(510,813)	$(11,648,245)	$—	$(12,159,058)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$314,943,528	$—	$314,943,528
Municipal Obligations	—	2,276,850	—	2,276,850
Non-U.S. Government Agency Obligations	—	235,793,754	—	235,793,754
Sovereign Debt Obligations	—	4,149,965	—	4,149,965
U.S. Government Agency Obligations and Instrumentalities	—	216,620,259	—	216,620,259
U.S. Treasury Obligations	—	45,179,836	—	45,179,836
Mutual Funds	1,500,170	—	—	1,500,170
Short-Term Investments	—	135,888,688	—	135,888,688
Total Investments	$1,500,170	$954,852,880	$—	$956,353,050

Asset Derivatives
Futures Contracts	$158,179	$—	$—	$158,179

Liability Derivatives
Futures Contracts	$(1,285,064)	$—	$—	$(1,285,064)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Preferred Stock	$1,166,465	$—	$—	$1,166,465
Corporate Debt	—	81,002,044	—	81,002,044
Municipal Obligations	—	395,974	—	395,974
Non-U.S. Government Agency Obligations	—	54,006,981	—	54,006,981
Sovereign Debt Obligations	—	680,053	—	680,053
U.S. Government Agency Obligations and Instrumentalities	—	27,671,310	—	27,671,310
U.S. Treasury Obligations	—	1,464,400	—	1,464,400
Purchased Options	—	89,260	—	89,260
Warrants	—	—	4,228	4,228
Mutual Funds	1,639,645	—	—	1,639,645
Short-Term Investments	—	15,767,846	—	15,767,846
Total Investments	$2,806,110	$181,077,868	$4,228	$183,888,206

Asset Derivatives
Forward Contracts	$—	$105,266	$—	$105,266
Futures Contracts	26,377	—	—	26,377
Total	$26,377	$105,266	$—	$131,643

Liability Derivatives
Forward Contracts	$—	$(130,866)	$—	$(130,866)
Futures Contracts	(412,135)	—	—	(412,135)
Written Options	—	(16)	—	(16)
Total	$(412,135)	$(130,882)	$—	$(543,017)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$4,402,447	$—	$—	+	$4,402,447
Bank Loans	—	13,169,225	—		13,169,225
Corporate Debt	—	396,382,380	—		396,382,380
Mutual Funds	14,981,620	—	—		14,981,620
Short-Term Investments	—	22,849,000	—		22,849,000
Total Investments	$19,384,067	$432,400,605	$—		$451,784,672

Notes to Portfolio of Investments (Unaudited) (Continued)

Balanced Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$79,589,541	$—	$—	$79,589,541
Corporate Debt	—	15,541,281	—	15,541,281
Non-U.S. Government Agency Obligations	—	4,462,864	—	4,462,864
U.S. Government Agency Obligations and Instrumentalities	—	11,716,561	—	11,716,561
U.S. Treasury Obligations	—	20,030,718	—	20,030,718
Mutual Funds	2,769,480	—	—	2,769,480
Short-Term Investments	—	2,858,601	—	2,858,601
Total Investments	$82,359,021	$54,610,025	$—	$136,969,046

Asset Derivatives
Futures Contracts	$69,577	$—	$—	$69,577

Notes to Portfolio of Investments (Unaudited) (Continued)

Main Street Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$90,449,355	$739,698	*	$—	$91,189,053
Short-Term Investments	—	973,633		—	973,633
Total Investments	$90,449,355	$1,713,331		$—	$92,162,686

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Cayman Islands	$11,842,864	$2,012,297	$—	$13,855,161
Denmark	—	6,554,795	—	6,554,795
France	—	19,764,302	—	19,764,302
Germany	—	3,822,486	—	3,822,486
India	3,759,035	6,788,262	—	10,547,297
Italy	—	877,481	—	877,481
Japan	—	19,165,525	—	19,165,525
Netherlands	—	9,884,132	—	9,884,132
Sweden	—	7,178,696	—	7,178,696
Switzerland	—	1,737,907	—	1,737,907
United States	124,344,100	—	—	124,344,100
Mutual Funds	322,859	—	—	322,859
Short-Term Investments	—	1,464,806	—	1,464,806
Total Investments	$140,268,858	$79,250,689	$—	$219,519,547

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$112,360	$1,031,839	$—	$1,144,199
Austria	—	58,326	—	58,326
Belgium	—	806,914	—	806,914
Canada	7,849,451	—	—	7,849,451
Cayman Islands	—	864,162	—	864,162
Finland	—	2,003,894	—	2,003,894
France	—	13,932,547	—	13,932,547
Germany	—	4,968,981	—	4,968,981
Hong Kong	—	3,599,660	—	3,599,660
Ireland	212,820	3,742,407	—	3,955,227
Israel	266,698	—	—	266,698
Italy	—	91,070	—	91,070
Japan	—	18,345,437	—	18,345,437
Luxembourg	—	229,336	—	229,336
Netherlands	406,695	5,661,856	—	6,068,551
Norway	—	414,227	—	414,227
Republic of Korea	—	367,959	—	367,959
Singapore	—	346,751	—	346,751
Spain	—	4,297,094	—	4,297,094
Sweden	—	2,885,500	189,304	3,074,804
Switzerland	—	12,181,152	—	12,181,152
United Kingdom	307,051	33,160,353	—	33,467,404
Mutual Funds	3,318	—	—	3,318
Short-Term Investments	—	4,846,705	—	4,846,705
Total Investments	$9,158,393	$113,836,170	$189,304	$123,183,867

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Bermuda	$397,022	$—	$—		$397,022
Brazil	4,332,368	—	—		4,332,368
Cayman Islands	16,057,690	12,865,233	—		28,922,923
Chile	103,287	—	—		103,287
China	—	51,740	—		51,740
Cyprus	—	—	—	+	—
Egypt	—	345,774	—		345,774
France	—	6,096,616	—		6,096,616
Hong Kong	—	4,927,490	—		4,927,490
India	—	23,194,781	—		23,194,781
Indonesia	—	922,413	—		922,413
Italy	—	1,653,645	—		1,653,645
Luxembourg	—	383,668	—		383,668
Mexico	10,515,238	—	—		10,515,238
Netherlands	—	—	—	+	—
Philippines	—	2,576,156	—		2,576,156
Republic of Korea	—	7,515,543	—		7,515,543
Russia	—	—	—	+	—
South Africa	—	1,096,229	—		1,096,229
Switzerland	—	1,772,627	—		1,772,627
Taiwan	—	10,202,351	—		10,202,351
United Kingdom	—	579,178	—		579,178
United States	6,212,548	—	—		6,212,548
Preferred Stock
Brazil	1,449,415	—	—		1,449,415
Mutual Funds	100,760	—	—		100,760
Warrants	29,380	—	—		29,380
Short-Term Investments	—	6,359,945	—		6,359,945
Total Investments	$39,197,708	$80,543,389	$—		$119,741,097

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of June 30, 2022.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Notes to Portfolio of Investments (Unaudited) (Continued)

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2022, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements

Notes to Portfolio of Investments (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At June 30, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$814,519,398	$260,780	$(80,313,417)	$(80,052,637)
Inflation-Protected and Income Fund	323,850,596	1,319,775	(14,557,535)	(13,237,760)
Core Bond Fund	1,044,679,909	2,722,925	(91,049,784)	(88,326,859)
Diversified Bond Fund	205,940,469	744,120	(22,796,383)	(22,052,263)
High Yield Fund	515,270,125	4,249,714	(67,735,167)	(63,485,453)
Balanced Fund	143,311,062	3,665,795	(10,007,811)	(6,342,016)
Disciplined Value Fund	77,529,436	5,864,320	(7,744,429)	(1,880,109)
Main Street Fund	85,930,527	13,624,429	(7,392,270)	6,232,159
Disciplined Growth Fund	179,483,173	12,176,832	(20,607,773)	(8,430,941)
Small Cap Opportunities Fund	291,386,323	38,737,747	(23,546,657)	15,191,090
Global Fund	147,210,215	86,481,140	(14,171,808)	72,309,332
International Equity Fund	131,803,609	6,672,754	(15,292,496)	(8,619,742)
Strategic Emerging Markets Fund	142,896,464	4,357,494	(27,512,861)	(23,155,367)

4. New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.